     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 6, 1996.


                                                         REGISTRATION NO. 33-628
                                                                        811-4425
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                 (X)
      POST-EFFECTIVE AMENDMENT NO. 21                                  (X)
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         (X)
      AMENDMENT NO. 23                                                 (X)


               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 ONE PARKVIEW PLAZA, OAKBROOK TERRACE, IL 60181

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (708) 684-6000



                             RONALD A. NYBERG, ESQ.


       EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY

                       VAN KAMPEN AMERICAN CAPITAL, INC.
                               ONE PARKVIEW PLAZA
                        OAKBROOK TERRACE, ILLINOIS 60181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                    Copy to:


                             WAYNE W. WHALEN, ESQ.


                              THOMAS A. HALE, ESQ.


                      SKADDEN, ARPS, SLATE, MEAGHER & FLOM


                             333 WEST WACKER DRIVE


                            CHICAGO, ILLINOIS 60606


                                 (312) 407-0700



                             ---------------------


Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

                             ---------------------

It is proposed that this filing will become effective:

     /X/  immediately upon filing pursuant to paragraph (b)

     / /  on (date) pursuant to paragraph (b) of Rule 485
     / /  60 days after filing pursuant to paragraph (a)(i)
     / /  on (date) pursuant to paragraph (a)(i)

     / /  75 days after filing pursuant to paragraph (a)(ii)

     / /  on (date), pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Exhibit Index required by Rule 483(a) under the Securities Act of 1933
is located at page   of the manually signed copy of this Registration Statement.

                       DECLARATION PURSUANT TO RULE 24F-2


REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES AND FILED WITH THE SECURITIES AND EXCHANGE COMMISSION A FORM 24F-2 FOR ITS FISCAL YEAR ENDING DECEMBER 31, 1995 ON OR ABOUT FEBRUARY 29, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST


                             CROSS REFERENCE SHEET


FORM N-1A PART A ITEM                                          PROSPECTUS CAPTION
                                                   -------------------------------------------
  1.  Cover Page.................................  Cover Page
  2.  Synopsis...................................  Prospectus Summary
  3.  Condensed Financial Information............  Financial Highlights
  4.  General Description of Registrant..........  The Trust and Its Management Investment
                                                     Objective and Policies; Investment
                                                     Practices
  5.  Management of the Fund.....................  The Trust and Its Management
  6.  Capital Stock and Other Securities.........  The Trust and Its Management; Redemption of
                                                     Shares; Dividends, Distributions and
                                                     Taxes
  7.  Purchase of Securities Being Offered.......  Purchase of Shares
  8.  Redemption or Repurchase...................  Redemption of Shares
  9.  Pending Legal Proceedings..................  Inapplicable


PART B                                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
                                                   -------------------------------------------
 10.  Cover Page.................................  Cover Page
 11.  Table of Contents..........................  Table of Contents
 12.  General Information and History............  General Information
 13.  Investment Objectives and Policies.........  Investment Restrictions
 14.  Management of the Registrant...............  General Information; Investment Advisory
                                                     Agreement, Trustees and Executive
                                                     Officers
 15.  Control Persons and Principal Holders of
        Securities...............................  Trustees and Executive Officers
 16.  Investment Advisory and Other Services.....  Investment Advisory Agreement; Distributor;
                                                     Other Information
 17.  Brokerage Allocation and Other Practices...  Portfolio Transactions and Brokerage
 18.  Capital Stock and Other Securities.........  Inapplicable
 19.  Purchase, Redemption and Pricing of
        Securities Being Offered.................  Purchase and Redemption of Shares;
                                                     Determination of Net Asset Value
 20.  Tax Status.................................  Distributions and Taxes
 21.  Underwriters...............................  Distributor
 22.  Calculation of Performance Data............  Fund Performance
 23.  Financial Statements.......................  Financial Statements
PART C


     Information required to be included in Part C is set forth under the appropriate item in Part C of this registration statement.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

               (FORMERLY AMERICAN CAPITAL LIFE INVESTMENT TRUST)

                            2800 Post Oak Boulevard
                              Houston, Texas 77056
                                 (800) 421-5666


                                 March 6, 1996



    Van Kampen American Capital Life Investment Trust (the "Trust") is an open-end diversified management investment company which offers shares in nine separate Funds, each of which is in effect a separate fund. Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights are further described in the accompanying Prospectus for the Contracts. The investment objectives of the Funds are as follows:



    Asset Allocation Fund (formerly known as Multiple Strategy Fund) seeks high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate and long-term debt securities and money market securities.



    Domestic Income Fund (formerly known as Domestic Strategic Income Fund) seeks current income as its primary investment objective. Capital appreciation is a secondary objective, which will be sought only when consistent with its primary investment objective. The Fund attempts to achieve these objectives through investment primarily in a diversified portfolio of fixed-income securities. The Fund may invest in investment grade securities and lower rated and nonrated securities. LOWER RATED SECURITIES (COMMONLY KNOWN AS "JUNK BONDS") ARE REGARDED BY THE RATING AGENCIES AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO THE ISSUER'S CONTINUING ABILITY TO MEET PRINCIPAL AND INTEREST PAYMENTS.


    Emerging Growth Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), to be emerging growth companies.


    Enterprise Fund (formerly known as Common Stock Fund) seeks capital appreciation through investments believed by the Adviser to have above average potential for capital appreciation.


    Global Equity Fund seeks long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States.

    Government Fund seeks to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In order to hedge against changes in interest rates, the Fund may also purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts.

    Growth and Income Fund seeks long-term growth of capital and income. The Fund invests principally in income-producing equity securities, including common stocks and convertible securities. Investments are also made in non-convertible preferred stocks and debt securities.


    Money Market Fund seeks protection of capital and high current income through investments in money market instruments. INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE MONEY MARKET FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.



    Real Estate Securities Fund seeks as its primary investment objective long-term growth of capital. Current income is a secondary consideration. The Fund seeks to achieve its objectives by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.


    There is no assurance that any Fund will achieve its investment objectives.
--------------------------------------------------------------------------------


    This Prospectus tells Contract Owners briefly the information they should know before allocating premiums or cash value to the Fund. Investors should read and retain this Prospectus for future reference.


    A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and contains further information about the Trust. A copy of the Statement of Additional Information may be obtained without charge by calling or writing the Fund at the telephone number and address printed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

CUSTODIAN:          State Street Bank and Trust
                    Company
                    225 Franklin Street
                    Boston, Massachusetts 02110
SHAREHOLDER         ACCESS Investor Services, Inc.
SERVICE AGENT:      P.O. Box 418256
                    Kansas City, Missouri
                    64141-9256
DISTRIBUTOR:        Van Kampen American Capital
                    Distributors, Inc.
                    One Park View Plaza
                    Oak Brook Terrace, Illinois
                    60181
INVESTMENT          Van Kampen American Capital
ADVISER:            Asset Management, Inc.
                    2800 Post Oak Boulevard
                    Houston, Texas 77056
INVESTMENT          John Govett & Co. Limited
SUBADVISER:         4 Battle Bridge Lane
[FOR "GLOBAL        London SE1 2HR
EQUITY FUND"]       England
INVESTMENT          Hines Interests Realty
SUBADVISER:         Advisors Limited Partnership
[FOR "REAL ESTATE   2800 Post Oak Boulevard
SECURITIES FUND"]   Houston, Texas 77056

                               TABLE OF CONTENTS


                                        Page
                                        Page
Prospectus Summary......................   3
Financial Highlights....................   7
Introduction............................  15
Investment Objectives and Policies......  15
  Asset Allocation Fund.................  15
  Domestic Income Fund..................  16
  Emerging Growth Fund..................  19
  Enterprise Fund.......................  20
  Global Equity Fund....................  20
  Government Fund.......................  23
  Growth and Income Fund................  26
  Money Market Fund.....................  27
  Real Estate Securities Fund...........  28
Investment Practices....................  30
The Trust and Its Management............  35
Purchase of Shares......................  39
Determination of Net Asset Value........  39
Redemption of Shares....................  40
Dividends, Distributions and Taxes......  40
Fund Performance........................  42
Description of Shares of the Trust......  44
Additional Information..................  44
Appendix................................  45


     No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust to make such an offer in such jurisdiction.

                               PROSPECTUS SUMMARY

Shares Offered..........Shares of Beneficial Interest in nine Funds: the Asset
                        Allocation Fund, the Domestic Income Fund, the Emerging Growth Fund, the Enterprise Fund, the Global Equity Fund, the Government Fund, the Growth and Income Fund, the Money Market Fund, and the Real Estate Securities Fund.

Type of Company.........Diversified, open-end management investment company.


Investment Objectives...The Asset Allocation Fund seeks high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate and long-term debt securities and money market securities; the Domestic Income Fund seeks current income as its primary investment objective; capital appreciation is a secondary objective, which will be sought only when consistent with its primary investment objective; the Emerging Growth Fund seeks capital appreciation by investing in a portfolio of securities consisting principally of common stock of small and medium sized companies considered by the Adviser to be emerging growth companies; the Enterprise Fund seeks capital appreciation through investments in securities believed by the Adviser to have above average potential for capital appreciation; the Global Equity Fund seeks long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States; the Government Fund seeks high current return consistent with preservation of capital; the Growth and Income Fund seeks long-term growth of capital and income; the Money Market Fund seeks protection of capital and high current income through investments in money market investments; and the Real Estate Securities Fund seeks long-term growth of capital as its primary investment objective; current income is a secondary consideration.


Investment Policies and
  Risk Factors..........The Asset Allocation Fund may, at various times, be substantially invested in equity securities, bonds and notes or money market securities, based upon the Adviser's evaluation of economic and market trends and anticipated relative return available from a particular kind of security. Because prices of securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. Use of options, futures contracts and options on futures contracts may include additional risk. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."


                        The Domestic Income Fund invests in a diversified portfolio of fixed-income securities. The Fund expects that at all times at least 80% of its assets will be invested in fixed-income securities rated at the time of purchase B or higher by Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("S&P"), nonrated debt securities believed by the Adviser to be of comparable quality and U.S. Government securities. Securities rated BB or lower are regarded by the rating agencies as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Such securities are commonly referred to as "junk bonds." Because investment in lower rated securities involves greater investment risk, achievement of the Fund's investment objectives may be more dependent on the Adviser's credit analysis than would be the case if the Fund were investing in higher rated securities. Lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities and thus be subject to higher risk. A projection of an economic downturn, for example, could cause a decline in lower rated securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for lower rated securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall. The above risks may be increased by investments in debt securities not producing immediate cash income, such as zero-coupon and pay-in-kind securities. See "Investment Objectives and Policies."


                        The Emerging Growth Fund invests at least 65% of its total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization or annual sales), both domestic and foreign, considered by the Adviser to be emerging growth companies. The companies in which the Fund invests may offer greater opportunities for growth of capital than larger, more established companies, but investments in such companies may involve special risks. See "Investment Objectives and Policies" and "Investment Practices -- Foreign Securities." The use of options, futures contracts and related options may include additional risks. See "Investment Practices -- Using Options, Futures Contracts and Related Options."


                        The Enterprise Fund invests principally in common stocks of companies which, in the judgment of the Adviser, have above average potential for capital appreciation. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. Use of options, futures contracts and options on futures contracts may include additional risk. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."

                        The Global Equity Fund invests in an internationally diversified portfolio of equity securities of companies of any nation including the United States. See "Investment Objectives and Policies." Use of options, futures contracts and related options may include additional risks. See "Investment Practices -- Using Options, Futures Contracts and Related Options."

                        The Government Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may sell (write) and purchase call and put options. The Fund also may purchase and sell interest rate futures contracts and options on such contracts since such transactions are entered into for bona fide hedging purposes. The Fund may purchase or sell U.S. Government securities on a forward commitment basis. The market prices of debt securities, including U.S. Government securities, generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term interest rates fall. See "Investment Objectives and Policies -- Government Fund -- General."

                        The Growth and Income Fund invests principally in income-producing equity securities including common stock and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities. Use of options, futures contracts and related options may include additional risks. See "Investment Practices -- Using Options, Futures Contracts and Related Options."


                        The Money Market Fund invests in money market instruments.


                        The Real Estate Securities Fund invests in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's or BBB by S&P, a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments.

                        Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry. In addition, the Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities (and, to a lesser degree, equity securities) held by the Fund; the market value of such securities tends to have an inverse relationship to the movement of interest rates. For additional information regarding the risk connected with investment in Real Estate Securities, see "Risk Factors."

                        The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. See "Investment Practices -- Foreign Securities."

                        The Fund may purchase or sell debt securities on a forward commitment basis. See "Investment
                        Practices -- Forward Commitments." The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary risks and the likelihood of more volatile price fluctuation. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."

Investment Adviser......The Adviser has served as investment adviser to the
                        Trust since its inception. John Govett & Co. Limited ("John Govett") provides advisory services to the Adviser with respect to the Global Equity Fund's investments in foreign securities. Hines Interests Realty Advisors Limited Partnership ("Hines Realty Advisors") provides advisory services to the Adviser of the Real Estate Fund with respect to the real estate industry. See "The Trust and Its Management."

Dividends and
  Distributions.........Dividends from net investment income are declared each business day for the Money Market Fund and the Government Fund. Such dividends are distributed monthly. The Government Fund may distribute any net short-term capital gains and any net long-term capital gains at least annually. The Asset Allocation Fund, Domestic Income Fund, Emerging Growth Fund, the Enterprise Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund declare dividends and any capital gains distributions annually.


Redemption..............At the net asset value next determined after the Fund receives a redemption request.


Distributor.............Van Kampen American Capital Distributors, Inc. (the
                        "Distributor").

                              FINANCIAL HIGHLIGHTS

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

ASSET ALLOCATION FUND

                                                                                    PERIOD ENDED DECEMBER 31
                                                               -------------------------------------------------------------------
               PER SHARE OPERATING PERFORMANCE                   1995        1994        1993        1992        1991       1990
                                                               ---------    --------    --------    --------    --------    -------
Net asset value, beginning of period.........................  $   9.99    $  11.80    $  11.92    $  12.08    $  10.43    $  10.77
                                                               --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Investment income..........................................       .55         .52         .37         .44         .54         .58
  Expenses...................................................      (.09)       (.09)       (.09)       (.09)       (.09)       (.09)
  Expense reimbursement......................................       .02         .02         .01         .02         .02         .03
                                                               --------    --------    --------    --------    --------    --------
Net investment income........................................       .48         .45         .29         .37         .47         .52
Net realized and unrealized gain (loss) on securities........    2.6425        (.89)      .6025        .493        2.27       (.325)
                                                               --------    --------    --------    --------    --------    --------
Total from investment operations.............................    3.1225        (.44)      .8925        .863        2.74        .195
                                                               --------    --------    --------    --------    --------    --------
LESS DISTRIBUTIONS FROM
  Net investment income......................................    (.4775)       (.45)     (.2925)     (.3689)     (.4825)      (.535)
  Net realized gain on securities............................     (.995)       (.90)       (.63)     (.6541)     (.6075)         --
  Excess of net realized gain on securities..................        --        (.02)       (.09)         --          --          --
                                                               --------    --------    --------    --------    --------    --------
Total distributions..........................................   (1.4725)      (1.37)     1.0125)     (1.023)      (1.09)      (.535)
                                                               --------    --------    --------    --------    --------    --------
Net asset value, end of period...............................  $  11.64   $    9.99   $   11.80      $11.92   $   12.08    $  10.43
                                                               ========   =========   =========   =========   =========    ========
TOTAL RETURN(2)..............................................     31.36%      (3.66%)      7.71%       7.28%      27.05%       1.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).........................  $   63.0   $    56.6   $    64.9   $    59.6   $    52.2    $   40.3
Ratios to average net assets (annualized)
  Expenses...................................................       .60%        .60%        .60%        .60%        .60%        .60%
  Expenses, without expense reimbursement....................       .74%        .72%        .74%        .77%        .80%        .80%
  Net investment income......................................      3.85%       3.70%       2.34%       3.05%       4.12%       4.70%
  Net investment income, without expense reimbursement.......      3.71%       3.58%       2.20%       2.88%       3.92%       4.50%
Portfolio turnover rate......................................       124%        163%        150%        126%         88%         46%


               PER SHARE OPERATING PERFORMANCE                  1989       1988       1987
                                                               -------    -------    -------
Net asset value, beginning of period.........................  $  9.67     $9.56      $10.00(1)
                                                               -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Investment income..........................................      .65       .67         .20
  Expenses...................................................     (.09)     (.09)       (.04)
  Expense reimbursement......................................      .03       .03         .02
                                                               -------    -------    -------
Net investment income........................................      .59       .61         .18
Net realized and unrealized gain (loss) on securities........     1.13       .1125     (.445)
                                                               -------    -------    -------
Total from investment operations.............................     1.72       .7225     (.265)
                                                               -------    -------    -------
LESS DISTRIBUTIONS FROM
  Net investment income......................................    (.595)     (.6125)    (.175)
  Net realized gain on securities............................    (.025)       --          --
  Excess of net realized gain on securities..................       --        --          --
                                                               -------    -------    -------
Total distributions..........................................     (.62)    (.6125)     (.175)
                                                               -------    -------    -------
Net asset value, end of period...............................  $ 10.77   $   9.67   $   9.56
                                                               =======   ========   ========
TOTAL RETURN(2)..............................................    17.82%      7.56%     (5.23%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).........................  $  40.5   $   31.4      $22.7
Ratios to average net assets (annualized)
  Expenses...................................................      .60%       .60%       .60%
  Expenses, without expense reimbursement....................      .86%       .90%       .95%
  Net investment income......................................     5.93%      6.36%      6.48%
  Net investment income, without expense reimbursement.......     5.67%      6.06%      6.13%
Portfolio turnover rate......................................       50%        48%        27%


---------------------

(1) As of June 30, 1987, commencement of operations.
(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

DOMESTIC INCOME FUND

                                                                              PERIOD ENDED DECEMBER 31
                                                        --------------------------------------------------------------------
            PER SHARE OPERATING PERFORMANCE               1995        1994        1993        1992        1991        1990
                                                        --------    ---------   ---------   ---------   ---------   --------
Net asset value, beginning of period................... $   7.35    $   8.58   $    8.00   $    7.74   $    6.98   $   8.64
                                                        --------    --------   ---------   ---------   ---------   --------
INCOME FROM INVESTMENT OPERATIONS
  Investment income....................................      .76         .91         .77         .74         .725     1.085
  Expenses.............................................     (.08)       (.10)       (.09)       (.07)       (.07)      (.08)
  Expense reimbursement................................      .03         .04         .04         .02         .03        .03
                                                        --------    --------   ---------   ---------   ---------   --------
Net investment income..................................      .71         .85         .72         .69         .685     1.035
Net realized and unrealized gain (loss) on
  securities...........................................    .8525     (1.2275)      .5825       .2725       .7525      (1.64)
                                                        --------    --------   ---------   ---------   ---------   --------
Total from investment operations.......................   1.5625      (.3775)     1.3025      .9625       1.4375      (.605)
                                                        --------    --------   ---------   ---------   ---------   --------
LESS DISTRIBUTIONS FROM
  Net investment income................................   (.7025)     (.8525)     (.7225)     (.7025)     (.6775)    (1.055)
  Net realized gain on securities......................       --          --          --          --          --         --
                                                        --------    --------   ---------   ---------   ---------   --------
Total distributions....................................   (.7025)     (.8525)     (.7225)     (.7025)     (.6775)    (1.055)
                                                        --------    --------   ---------   ---------   ---------   --------
Net asset value, end of period......................... $   8.21    $   7.35   $    8.58   $    8.00   $    7.74   $   6.98
                                                        ========    ========   =========   =========   =========   ========
TOTAL RETURN(2)........................................    21.37%      (4.33%)     16.32%      12.50%      21.23%    (7.23%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)................... $   26.6    $   21.3    $   27.4  $     21.1   $    17.4   $    6.3
Ratios to average net assets (annualized)
  Expenses.............................................      .60%        .60%        .60%        .60%        .60%       .60%
  Expenses, without expense reimbursement..............      .93%        .95%        .95%        .95%        .95%       .95%
  Net investment income................................     8.11%       8.35%       7.80%       8.89%       9.72%     11.99%
  Net investment income, without expense
    reimbursement......................................     7.78%       8.00%       7.40%       8.54%       9.37%     11.64%
Portfolio turnover rate................................       54%         94%        130%        117%        90%        123%


            PER SHARE OPERATING PERFORMANCE                1989         1988         1987
                                                         ---------   ----------   ----------
Net asset value, beginning of period...................  $   10.96   $   10.15   $   10.00(1)
                                                         ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
  Investment income....................................      1.805         .65         .09
  Expenses.............................................       (.12)       (.18)       (.08)
  Expense reimbursement................................        .04         .15         .07
                                                         ---------   ---------   ---------
Net investment income..................................      1.725         .62         .08
Net realized and unrealized gain (loss) on
  securities...........................................      (2.31)      .8975       .1525
                                                         ---------   ---------   ---------
Total from investment operations.......................      (.585)     1.5175       .2325
                                                         ---------   ---------   ---------
LESS DISTRIBUTIONS FROM
  Net investment income................................     (1.725)       (.61)     (.0825)
  Net realized gain on securities......................       (.01)     (.0975)          --
                                                         ---------   ---------   ----------
Total distributions....................................     (1.735)     (.7075)     (.0825)
                                                         ---------   ---------   ----------
Net asset value, end of period.........................  $    8.64   $    10.96  $    10.15
                                                         =========   ==========  ==========
TOTAL RETURN(2)........................................      (5.44%)      14.95%      1.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...................  $     8.1    $     8.1  $     1.2
Ratios to average net assets (annualized)
  Expenses.............................................        .60%         .60%       .60%
  Expenses, without expense reimbursement..............        .95%         .95%       .95%
  Net investment income................................      12.92%       10.88%      5.58%
  Net investment income, without expense
    reimbursement......................................      12.57%       10.53%      5.23%
Portfolio turnover rate................................         56%          44%        42%


---------------------
(1) As of November 4, 1987, commencement of operations.
(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

ENTERPRISE FUND

                                                                                   PERIOD ENDED DECEMBER 31
                                                          --------------------------------------------------------------------------
             PER SHARE OPERATING PERFORMANCE                1995       1994       1993       1992       1991       1990       1989
                                                          --------   --------   --------   --------   --------   --------   --------
Net asset value,
  beginning of period.................................... $  12.39   $  14.57   $  14.21   $  13.44   $  10.09   $  11.30   $ 8.70
                                                          --------   --------   --------   --------   --------   --------   ------
INCOME FROM INVESTMENT OPERATIONS
  Investment income......................................      .41        .33        .30        .31       .335        .46      .46
  Expenses...............................................     (.10)      (.09)      (.11)      (.10)      (.10)     (.101)    (.10)
  Expense reimbursement..................................      .01        .01        .02        .02        .03       .036      .04
                                                          --------   --------   --------   --------   --------   --------   ------
Net investment income....................................      .32        .25        .21        .23       .265       .395      .40
Net realized and unrealized gain (losses) on
  securities.............................................     4.22     (.7625)    1.0325        .77       3.37      (1.17)    2.57
                                                          --------   --------   --------   --------   --------   --------   ------
Total from investment operations.........................     4.54     (.5125)    1.2425       1.00       3.635     (.775)    2.97
                                                          --------   --------   --------   --------   --------   --------   ------
LESS DISTRIBUTIONS FROM
  Net investment income..................................   (.3175)      (.25)     (.215)      (.23)     (.285)     (.435)    (.37)
  Net realized gain on securities........................  (1.9225)   (1.4175)    (.6675)        --         --         --       --
                                                          --------   --------   --------   --------   --------   --------   ------
Total distributions......................................    (2.24)   (1.6675)    (.8825)      (.23)     (.285)     (.435)    (.37)
                                                          --------   --------   --------   --------   --------   --------   ------
Net asset value, end of period........................... $  14.69   $  12.39  $   14.57   $  14.21   $  13.44   $  10.09   $11.30
                                                          ========   ========  =========   ========   ========   ========   ======
OTAL RETURN(3)..........................................     36.98%     (3.39%)     8.98%      7.48%     36.41%     (6.84%)  34.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)..................... $   76.0  $    67.5   $    72.3   $  65.6   $   57.8    $  27.2   $ 31.8
Ratios to average net assets (annualized)
  Expenses...............................................      .60%       .60%        .60%      .60%       .60%       .60%     .60%
  Expenses, without expense reimbursement................      .68%       .68%        .72%      .74%       .90%       .93%     .93%
  Net investment income..................................     2.06%      1.72%       1.41%     1.78%      2.33%      3.64%    3.74%
  Net investment income, without expense reimbursement...     1.98%      1.64%       1.29%     1.64%      2.03%      3.31%    3.41%
Portfolio turnover rate..................................      145%       153%        139%      116%        95%       122%      86%


             PER SHARE OPERATING PERFORMANCE                 1988        1987(1)      1986
                                                           --------      --------   --------
Net asset value,
  beginning of period....................................   $7.97         $   9.33   $  10.00(2)
                                                           --------       --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Investment income......................................     .38              .25        .32
  Expenses...............................................    (.095)           (.10)      (.06)
  Expense reimbursement..................................     .035             .03        .04
                                                           --------       --------   --------
Net investment income....................................     .32              .18        .30
Net realized and unrealized gain (losses) on
  securities.............................................     .765         (1.1975)      (.97)
                                                           --------       --------   --------
Total from investment operations.........................    1.085         (1.0175)      (.67)
                                                           --------       --------   --------
LESS DISTRIBUTIONS FROM
  Net investment income..................................    (.30)          (.2575)        --
  Net realized gain on securities........................    (.055)          (.085)        --
                                                           -------        --------    -------
Total distributions......................................    (.355)         (.3425)        --
                                                           -------        --------    -------
Net asset value, end of period...........................   $8.70         $   7.97    $  9.33
                                                           =========      ========    =======
TOTAL RETURN(3)..........................................      13.61%      (11.12%)     (6.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).....................  $   24.0       $   31.0    $  12.0
Ratios to average net assets (annualized)
  Expenses...............................................     .60%             .60%       .60%
  Expenses, without expense reimbursement................     .95%             .89%       .95%
  Net investment income..................................    3.13%            1.65%     10.34%
  Net investment income, without expense reimbursement...    2.78%            1.36%      9.99%
Portfolio turnover rate..................................      63%              75%       268%


---------------------
(1) Based on average month-end shares outstanding.
(2) As of April 4, 1986, commencement of operations.
(3) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

GOVERNMENT FUND

                                                                                   PERIOD ENDED DECEMBER 31
                                                           ------------------------------------------------------------------------
             PER SHARE OPERATING PERFORMANCE                1995       1994       1993       1992       1991       1990      1989
                                                           -------    -------    -------    -------    -------    ------    -------
Net asset value, beginning of period...................... $8.28      $9.26      $9.13      $9.29      $8.70      $8.80     $8.48
                                                           -------    -------    -------    -------    -------    ------    -------
INCOME FROM INVESTMENT OPERATIONS
  Investment income.......................................   .65        .61        .62        .72        .79        .835      .89
  Expenses................................................  (.06)      (.06)      (.06)      (.064)     (.06)      (.06)     (.06)
  Expense reimbursement...................................   .01        .01        .01        .009       .01        .01       .01
                                                           -------    -------    -------    -------    -------    ------    -------
Net investment income.....................................   .60        .56        .57        .665       .74        .785      .84
Net realized and unrealized gain (loss) on securities.....   .78       (.985)      .135     (.1575)      .60      (.105)      .325
                                                           -------    -------    -------    -------    -------    ------    -------
Total from investment operations..........................  1.38       (.425)      .705       .5075     1.34        .68      1.165
                                                           -------    -------    -------    -------    -------    ------    -------
LESS DISTRIBUTIONS FROM
  Net investment income...................................  (.60)      (.555)     (.575)     (.6675)    (.75)      (.78)     (.845)
  Net realized gain on securities.........................    --         --         --         --         --         --        --
                                                           -------    -------    -------    -------    -------    ------    -------
Total distributions.......................................  (.60)      (.555)     (.575)     (.6675)    (.75)      (.78)     (.845)
                                                           -------    -------    -------    -------    -------    ------    -------
Net asset value, end of period............................ $9.06      $8.28      $9.26      $9.13      $9.29      $8.70     $8.80
                                                           ========   ========   ========   ========   ========   ======    ========
TOTAL RETURN(2)........................................... 17.17%     (4.63%)     7.86%      5.73%     16.23%      8.31%    14.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...................... $67.0      $65.5      $80.6      $74.8      $77.0      $73.2     $81.2
Ratios to average net assets (annualized)
  Expenses................................................    .60%       .60%       .60%       .60%       .60%       .60%      .60%
  Expenses, without expense reimbursement.................    .72%       .70%       .70%       .70%       .70%       .69%      .66%
  Net investment income...................................   6.89%      6.71%      6.45%      7.29%      8.37%      9.19%     9.56%
  Net investment income, without expense reimbursement....   6.77%      6.61%      6.35%      7.19%      8.27%      9.10%     9.50%
Portfolio turnover rate...................................    164%       192%        91%        36%        57%       164%       42%


             PER SHARE OPERATING PERFORMANCE                  1988       1987       1986(1)
                                                            -------    --------    --------
Net asset value, beginning of period......................  $  8.68    $   9.91    $  10.00(1)
                                                            -------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Investment income.......................................      .94         .81         .55
  Expenses................................................     (.06)       (.05)       (.07)
  Expense reimbursement...................................       --          --         .03
                                                            -------    --------    --------
Net investment income.....................................      .88         .76         .51
Net realized and unrealized gain (loss) on securities.....    (.215)       (.97)      .0516
                                                            -------    --------    --------
Total from investment operations..........................     .665        (.21)      .5616
                                                            -------    --------    --------
LESS DISTRIBUTIONS FROM
  Net investment income...................................    (.865)     (.7525)     (.5041)
  Net realized gain on securities.........................       --      (.2675)     (.1475)
                                                            -------    --------    --------
Total distributions.......................................    (.865)      (1.02)     (.6516)
                                                            -------    --------    --------
Net asset value, end of period............................  $  8.48    $   8.68    $   9.91
                                                            ========   ========    ========
TOTAL RETURN(2)...........................................     6.74%      (2.12%)      4.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)......................  $  90.6    $  108.8    $   67.7
Ratios to average net assets (annualized)
  Expenses................................................      .60%        .60%        .60%
  Expenses, without expense reimbursement.................      .64%        .64%        .95%
  Net investment income...................................     9.29%       8.37%       6.80%
  Net investment income, without expense reimbursement....     9.25%       8.33%       6.45%
Portfolio turnover rate...................................       88%         65%        115%


---------------------
(1) As of April 4, 1986, commencement of operations.
(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for each of the five most recent years has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.

MONEY MARKET FUND

                                                                                    PERIOD ENDED DECEMBER 31
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE                              1995       1994       1993       1992       1991       1990     1989
                                                            -------    -------    -------    -------    -------    ------   -------
Net asset value, beginning of period......................  $1.00      $1.00      $1.00      $1.00      $1.00      $1.00    $1.00
                                                            -------    -------    -------    -------    -------    ------    -------
INCOME FROM INVESTMENT OPERATIONS
  Investment income.......................................    .0593      .0425      .0322      .0391      .0607      .082     .0937
  Expenses................................................  (.0093)    (.0087)     (.0095)    (.009)     (.0087)    (.009)   (.01)
  Expense reimbursement...................................    .0033      .0027      .0035      .003       .0026      .003     .004
                                                            -------    -------    -------    -------    -------    ------   -------
Net investment income.....................................    .0533      .0365      .0262      .0331      .0546      .076     .0877
Net realized and unrealized loss on securities............    --         --         --         --         --         --       --
                                                            -------    -------    -------    -------    -------    ------   -------
Total from investment operations..........................    .0533      .0365      .0262      .0331      .0546      .076     .0877
                                                            -------    -------    -------    -------    -------    ------   -------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.............   (.0533)    (.0365)    (.0262)    (.0331)    (.0546)    (.076)   (.0877)
                                                            -------    -------    -------    -------    -------    ------   -------
Net asset value, end of period............................  $1.00      $1.00      $1.00      $1.00      $1.00      $1.00    $1.00
                                                            ========   ========   ========   ========   ========   ======   ========
TOTAL RETURN(2)...........................................   5.46%      3.71%      2.66%      3.36%      5.46%      7.83%    9.13%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)......................  $21.6      $28.5      $30.0      $32.9      $38.0      $34.3    $29.0
Ratios to average net assets (annualized)
  Expenses................................................    .60%       .60%       .60%       .60%       .60%       .60%     .60%
  Expenses, without expense reimbursement.................    .93%       .87%       .95%       .89%       .87%       .89%     .95%
  Net investment income...................................   5.33%      3.63%      2.63%      3.32%      5.44%      7.59%    8.76%
  Net investment income, without expense reimbursement....   5.00%      3.37%      2.28%      3.03%      5.17%      7.30%    8.41%


PER SHARE OPERATING PERFORMANCE                              1988       1987      1986(1)
                                                            -------    -------   -------
Net asset value, beginning of period......................  $  1.00    $  1.00    $  1.00
                                                            -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Investment income.......................................    .0773      .0684      .0429
  Expenses................................................   (.0104)    (.0141)    (.0093)
  Expense reimbursement...................................    .0045      .0081      .0052
                                                            -------    -------    -------
Net investment income.....................................    .0714      .0624      .0388
Net realized and unrealized loss on securities............    --       (.00002)      --
                                                            -------    -------    -------
Total from investment operations..........................    .0714     .06238      .0388
                                                            -------    -------    -------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME.............   (.0714)   (.06238)    (.0388)
                                                            -------    -------    -------
Net asset value, end of period............................  $  1.00   $   1.00    $  1.00
                                                            =======   ========    =======
TOTAL RETURN(2)...........................................     7.38%      6.41%      4.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)......................  $  24.5    $  18.6    $  23.4
Ratios to average net assets (annualized)
  Expenses................................................      .60%       .60%       .60%
  Expenses, without expense reimbursement.................      .95%       .95%       .95%
  Net investment income...................................     7.22%      6.24%      5.70%
  Net investment income, without expense reimbursement....     6.87%      5.89%      5.35%


---------------------
(1) As of April 4, 1986, commencement of operations.
(2) Total return for periods of less than one year are not annualized. Total return does not consider the effect of sales loads.

     The following information for the period July 3, 1995 through December 31, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.


EMERGING GROWTH FUND


                                                                                                                       JULY 3,
                                                                                                                       1995(1)
                                                                                                                       THROUGH
                                                                                                                     DECEMBER 31,
                                          PER SHARE OPERATING PERFORMANCE                                              1995(2)
                                                                                                                     ------------
Net asset value, beginning of period...............................................................................     $10.00
                                                                                                                     ------------
INCOME FROM INVESTMENT OPERATIONS
  Investment income................................................................................................        .06
  Expenses.........................................................................................................       (.30)
  Expense reimbursement............................................................................................        .16
                                                                                                                     ------------
Net investment loss................................................................................................       (.08)
Net realized and unrealized gain on securities.....................................................................       1.80
                                                                                                                     ------------
Total from investment operations...................................................................................       1.72
                                                                                                                     ------------
Net asset value, end of period.....................................................................................     $11.72
                                                                                                                     ===========
TOTAL RETURN(3)....................................................................................................      17.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...............................................................................     $  2.3
Ratios to average net assets (annualized)
  Expenses.........................................................................................................       2.50%
  Expenses, without expense reimbursement..........................................................................       5.40%
  Net investment loss..............................................................................................      (1.45)%
  Net investment loss, without expense reimbursement...............................................................      (4.35)%
Portfolio turnover rate............................................................................................         41%


---------------------
(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

     The following information for the period July 3, 1995 through December 31, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.


GLOBAL EQUITY FUND


                                                                                                                        JULY 3
                                                                                                                       1995(1)
                                                                                                                       THROUGH
                                                                                                                     DECEMBER 31,
                                          PER SHARE OPERATING PERFORMANCE                                              1995(2)
                                                                                                                     ------------
Net asset value, beginning of period...............................................................................     $10.00
                                                                                                                     ------------
INCOME FROM INVESTMENT OPERATIONS
  Investment income................................................................................................        .09
  Expenses.........................................................................................................       (.48)
  Expense reimbursement............................................................................................        .23
                                                                                                                     ------------
Net investment loss................................................................................................       (.16)
Net realized and unrealized gain on securities.....................................................................        .46
                                                                                                                     ------------
Total from investment operations...................................................................................        .30
                                                                                                                     ------------
Net asset value, end of period.....................................................................................     $10.30
                                                                                                                     ===========
TOTAL RETURN(3)....................................................................................................       3.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...............................................................................     $  2.4
Ratios to average net assets (annualized)
  Expenses.........................................................................................................       4.35%
  Expenses, without expense reimbursement..........................................................................       8.27%
  Net investment loss..............................................................................................      (2.76)%
  Net investment loss, without expense reimbursement...............................................................      (6.68)%
Portfolio turnover rate............................................................................................         42%


---------------------
(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

     The following information for the period July 3, 1995 through December 31, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.


REAL ESTATE SECURITIES FUND


                                                                                                                       JULY 3,
                                                                                                                       1995(1)
                                                                                                                       THROUGH
                                                                                                                     DECEMBER 31,
                                          PER SHARE OPERATING PERFORMANCE                                              1995(2)
                                                                                                                     ------------
Net asset value, beginning of period...............................................................................    $ 10.00
                                                                                                                     ------------
INCOME FROM INVESTMENT OPERATIONS
  Investment income................................................................................................        .33
  Expenses.........................................................................................................       (.15)
  Expense reimbursement............................................................................................        .02
                                                                                                                     ------------
Net investment income..............................................................................................        .20
Net realized and unrealized gain on securities.....................................................................        .6325
                                                                                                                     ------------
Total from investment operations...................................................................................        .8325
                                                                                                                     ------------
Less distributions from net investment income......................................................................       (.0925)
Net asset value, end of period.....................................................................................    $ 10.74
                                                                                                                     ===========
TOTAL RETURN(3)....................................................................................................       8.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...............................................................................    $  8.6
Ratios to average net assets (annualized)
  Expenses.........................................................................................................       2.50%
  Expenses, without expense reimbursement..........................................................................       2.90%
  Net investment income............................................................................................       3.75%
  Net investment income, without expense reimbursement.............................................................       3.36%
Portfolio turnover rate............................................................................................         85%


---------------------
(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

INTRODUCTION

     The Trust is a duly organized Delaware business trust with nine separate Funds. Each Fund has separate assets and liabilities and a separate net asset value per share. Shares of a Fund represent an interest only in that Fund. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objectives of any of the Fund will be met.

INVESTMENT OBJECTIVES AND POLICIES


     Each Fund of the Trust has a different investment objective which it pursues through separate investment policies as described below. See "Investment Practices" for further discussion of investment techniques and strategies. The investment objective of each Fund, except the Real Estate Securities Fund, is a fundamental policy and may not be changed without shareholder approval. With respect to the Real Estate Securities Fund, the investment objective may be changed by the Trustees. If there is a change in the objective of such Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject.


ASSET ALLOCATION FUND


     The investment objective of the Asset Allocation Fund is to seek a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity as well as investment grade intermediate and long-term debt securities and money market securities. Total investment return consists of current income, including dividends, interest, and discount accruals, and capital appreciation. The Adviser may vary the composition of the Fund from time to time based upon an evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, the Asset Allocation Fund may, at any given time, be substantially invested in equity securities, bonds and notes or money market securities. Achieving this objective depends on management's abilities to assess the effect of economic and market trends on different sectors of the market. There can be no assurances that the investment objective of the Fund will be achieved.



     The Fund may invest in those money market securities which are eligible investments for the Fund's Money Market Fund. It may also invest in intermediate and long-term debt securities, including convertible securities, and in preferred and convertible preferred stock which are rated at the time of purchase BBB or better by S&P or Baa or better by Moody's, or in nonrated securities determined by the Adviser to be of comparable quality. To the extent investments are made in fixed-income securities, the Fund will invest primarily in such securities which are rated A or better by either rating agency. These ratings are described in the Appendix hereto. The Fund is not limited as to the maturities of the debt securities it may purchase. Debt securities with longer maturities generally tend to produce higher yields and are subject to greater market fluctuation as a result of changes in interest rates than debt securities with shorter maturities.


     The common stocks in which the Fund may invest will be primarily stocks of large-capitalization quality companies. Generally, the characteristics of such companies include a strong balance sheet, good financial resources, a satisfactory rate of return on capital, a good industry position and superior management skills. The Adviser believes that companies that conform most closely to these characteristics often tend to exhibit generally consistent earnings growth.

     The Fund may engage in portfolio management strategies and techniques involving options, futures, contracts and options on futures contracts. Options, futures contracts, and options on futures contracts are described in "Investment Practices -- Using Options, Futures Contracts, and Options on Futures Contracts."

     The Fund may also invest in equity and debt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 25% of its total assets, taken at market value at the time of each investment. See "Investment Practices -- Foreign Securities." For a discussion of the Fund's practices regarding investment companies see "Investment Practices -- Investment in Investment Companies."


     Because of the fully managed approach of the Fund, portfolio turnover may be greater resulting in increased brokerage charges to the Fund.

DOMESTIC INCOME FUND


     The Domestic Income Fund's primary investment objective is to seek current income. Capital appreciation is a secondary objective, which will be sought only when consistent with its primary objective. The Fund attempts to achieve these investment objectives by investing primarily in fixed-income securities, including both convertible and non-convertible debt securities and preferred stocks. The Fund may invest in investment grade securities and lower rated and nonrated securities. There is no assurance that these objectives will be achieved and yields may fluctuate over time. The Fund may also invest in debt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 25% of its total assets, taken at market value at the time of each investment. See "Investment Practices -- Foreign Securities."


     The Fund expects that at all times at least 80% of its assets will be invested in fixed-income securities rated at the time of purchase B or higher by Moody's or S&P, nonrated debt securities considered by the Adviser to be of comparable quality, and U.S. Government securities. See the Appendix for a description of corporate bond ratings. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment
Practices -- Forward Commitments."

     The Fund may invest in debt securities rated below B by both Moody's and S&P or nonrated debt securities considered by the Adviser to be of comparable quality (commonly known as "junk bonds"), common stocks or other equity securities and income bonds on which interest is not accrued by the Fund when such investments are consistent with the Fund's investment objectives or are acquired as part of a unit consisting of a combination of fixed-income or equity securities. The Fund may also invest in prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. See "Investment Practices -- Repurchase Agreements." Equity securities as referred to herein do not include preferred stocks. The Fund will not purchase any such securities which will cause more than 20% of its total assets to be so invested or which would cause more than ten percent of its total assets to be invested in common stocks or other equity securities.

     In general, the prices of debt securities vary inversely with interest rates. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of four to six years.


     Duration is a measure of the expected life of a debt security on a present online basis expressed in years that incorporates a security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration. With respect to some securities, there are some situations where even a duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At December 31, 1995, the duration of the debt securities owned by the Fund, was approximately 5.83 years. The duration is likely to vary from time to time as the Adviser pursues its strategy of striving to maintain a balance between seeking to maximize income and endeavoring to maintain the value of the Fund's capital.



     The higher yields sought by the Fund are generally obtainable from securities rated in the lower categories by recognized rating services. These securities generally are subordinated to the prior claims of banks and other senior lenders. The lower rated debt securities in which the Fund may invest are regarded as predominately speculative with respect to the issuers continuing ability to meet principal and interest payments. The ratings of Moody's and S&P represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt securities with the same maturity, coupon and rating may have different yields while debt securities of the same maturity and coupon with different ratings may have the same yield.



     During the fiscal year ended December 31, 1995, the average percentage of the Fund's assets invested in debt securities within the various rating categories (based on the higher of the S&P or Moody's ratings), and the nonrated debt securities, determined on a dollar weighted average, were as follows:



    AAA/Aaa...................................................................      -0-
    AA/Aa.....................................................................      1.8
    A/A.......................................................................     14.6
    BBB/Baa...................................................................     34.6
    BB/Ba.....................................................................     12.5
    B/B.......................................................................     21.8
    *Nonrated.................................................................     15.8
    Preferred Stocks/Common Stocks/Warrants...................................       .9
    Cash and Equivalents......................................................     (2.0)
                                                                                -------
         Total Net Assets.....................................................   100.00%



  * The nonrated debt securities as a percentage of total net assets were considered by the Adviser to be comparable to securities rated by Moody's as follows: AAA- 15.8%.


The securities in which the Fund may invest include the following:

    -- Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

    -- Pay-in-kind debt securities. These pay interest in additional debt securities rather than in cash.


    -- Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value. Interest is however accrued by the Fund each day for accounting and Federal income tax purposes.


    -- Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

     Fixed-income securities rated below B by both Moody's and S&P include debt obligations or other securities of companies that are financially troubled, in default or are in bankruptcy or reorganization ("Deep Discount Securities"). Debt obligations of such companies are usually available at a deep discount from the face value of the instrument. The Fund will invest in Deep Discount Securities when the Adviser believes that existing factors are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets, or other unusual circumstances.

     A debt instrument purchased at a deep discount may currently pay a very high effective yield. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the Deep Discount Securities may stop generating income and lose value or become worthless. The Adviser will balance the benefits of Deep Discount Securities with their risks. While a diversified portfolio may reduce the overall impact of a Deep Discount Security that is in default or loses its value, the risk cannot be eliminated.

     Risk Factors of Investing in Lower Rated Debt Securities. Past experience may not provide an accurate indication of future performance of the market for lower rated debt securities, particularly during periods of economic recession. An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower rated debt securities in the Fund, the Fund's net asset value and the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher rated securities. An investment in this Fund may be considered more speculative than investment in shares of a fund which invests primarily in higher rated debt securities.

     Prices of lower rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower rated debt securities structured as zero coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. When it deems it appropriate and in the best interests of Fund shareholders, the Fund may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect its interests of security holders of its companies.

     Because the market for lower rated securities may be thinner and less active than for higher rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market. To the extent the Fund owns or may acquire illiquid or restricted lower rated securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Changes in values of debt securities which the Fund owns will affect its net asset value per share. If market quotations are not readily available for the Fund's lower rated or nonrated securities, these securities will be valued by a method that the Fund's Trustees believes accurately reflects fair value. Judgment plays a greater role in valuing lower rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.


     Special tax considerations are associated with investing in lower rated debt securities structured as zero coupon or pay-in-kind securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose a portion of its portfolio securities to satisfy distribution requirements.

     While credit ratings are only one factor the Adviser relies on in evaluating lower rated debt securities, certain risks are associated with using credit ratings. Credit rating agencies may fail to timely change the credit ratings to reflect subsequent events; however, the Adviser continuously monitors the issuers of lower rated debt securities in its portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Achievement of the Fund's investment objective may be more dependent upon the Adviser's credit analysis than is the case for higher quality debt securities. Credit ratings for individual securities may change from time to time and the Fund may retain a portfolio security whose rating has been changed.

     Investors should consider carefully the additional risks associated with investment in securities which carry lower ratings, which are not generally meant for short-term investment.

EMERGING GROWTH FUND


     The investment objective of the Emerging Growth Fund is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies. Any ordinary income received from portfolio securities is entirely incidental.


     As a fundamental investment policy, the Fund under normal conditions invests at least 65% of its total assets in common stocks of small and medium sized companies (less than $2 billion of market capitalization), both domestic and foreign, in the early stages of their life cycle, that the Adviser believes have the potential to become major enterprises. Investments in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also may involve certain special risks. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. While the Fund will invest primarily in common stocks, to a limited extent it may invest in other securities such as preferred stocks, convertible securities and warrants.

     The Fund does not limit its investment to any single group or type of security. The Fund may also invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

     The Fund's primary approach is to seek what the Adviser believes to be unusually attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. See "Investment Practices -- Foreign Securities." Additionally, the Fund may invest up to fifteen percent of the value of its assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities not having readily available market quotations. The Fund may enter into repurchase agreements with domestic banks and broker-dealers which involve certain risks. The Fund may invest in either warrants or restricted securities so long as such investments aggregate less than five percent of the Fund's total assets. The risks involved in investing in restricted securities, warrants and repurchase agreements are described in the Statement of Additional Information.

ENTERPRISE FUND


     The investment objective of the Enterprise Fund is to seek capital appreciation through investments in securities believed by the Adviser to have above average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation.



     The Fund invests principally in growth common stocks. Such securities generally include those of companies with established records of growth in sales or earnings, and companies with new products, new services, or new processes. The Fund may also invest in companies in cyclical industries during periods when their securities appear attractive to the Adviser for capital appreciation. In addition to common stock, the Fund may invest in warrants and preferred stocks, and in investment companies. See "Investment Practices -- Investment in Investment Companies."


     The Fund generally holds a portion of its assets in investment grade short-term debt securities and investment grade corporate or government bonds in order to provide liquidity. Such investments may be increased to up to 100% of the Fund's assets when deemed appropriate by the Adviser for temporary defensive purposes. Short-term investments may include repurchase agreements with banks or broker-dealers. See "Investment Practices -- Repurchase Agreements."

     The Fund's primary approach is to seek what the Adviser believes to be attractive growth investments on an individual company basis. The Fund may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon the Fund's investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective. The Fund may also invest in debt securities of foreign issuers, including non-U.S. dollar denominated debt securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 10% of its total assets, taken at market value at the time of each investment. See "Investment
Practices -- Foreign Securities." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and options on futures contracts are described in "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."

GLOBAL EQUITY FUND


     The investment objective of the Global Equity Fund is to seek long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States. The Fund intends to be invested in equity securities of companies of at least three countries including the United States. Under normal market conditions, at least 65% of the Fund's total assets are so invested. Equity securities include common stocks, preferred stocks and warrants or options to acquire such securities. In selecting portfolio securities, the Fund attempts to take advantage of the differences between economic trends and the anticipated performance of securities markets in various countries.

     Normally, the Fund invests in securities of issuers traded on markets of at least three of the world's six largest countries by market capitalization (United States, Japan, United Kingdom, Germany, France and Canada), but securities of issuers traded on quoted markets of other countries are also considered for investment. The next six largest countries, in terms of market capitalization, are Switzerland, Italy, Netherlands, Australia, Sweden and Spain.


     The Adviser, subject to the direction of the Trust's Trustees, provides the Fund with an overall investment program consistent with the Fund's objective and policies. The Adviser is solely responsible for advising the Fund with respect to investments in the United States. John Govett, subject to overall review by the Adviser and the Trust's Trustees and other authorized officers, is responsible for recommending an optimal geographic equity allocation and is responsible for providing advice with respect to the Fund's investment in countries other than the United States. Investments may be shifted among the world's various capital markets and among different types of securities in accordance with ongoing analysis provided by the Adviser and John Govett of trends and developments affecting such markets and securities. The Adviser and John Govett are sometimes referred to as the "Advisers."


     While the investment policy of the Fund is to be broadly diversified as to both countries and individual issuers, the Advisers select individual countries and securities on the basis of several factors. Investments are allocated among issuers in countries selected based on a comparison of values between the equity markets in those countries. This comparison is based upon criteria such as return on equity, book value, earnings, dividends, and interest rates in each market. After evaluating these factors and others for each country and comparing opportunities among countries, the Advisers select those countries which, in their opinion, have the most attractive equity markets. This evaluation is influential in deciding the amount of investment in each equity market. Individual equity securities are selected within each market. The Advisers seek the most attractive individual equity securities based on factors such as book value, earnings per share and other financial data. The Advisers' approach to both country and individual security selection is characterized as a quantitative method utilizing specific financial criteria to identify both value and opportunity in the equity markets. The Advisers also endeavor to identify industry, political, and geographical trends which may affect equity values within individual countries or among a group of countries. The Advisers use these financial criteria and analysis of industry, political, and geographical trends to evaluate and compare equity investment opportunities among various countries and among securities within each country with the objective of identifying and investing in those securities which can best meet the Fund's investment objective. Of course, there is no assurance that the Advisers will be successful in this endeavor or that the investment objective will be realized.

     The Fund may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligations to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

     The Fund may invest cash temporarily in short-term debt instruments. Such temporary investments will only be made with cash held to maintain liquidity or pending investment. See "Temporary Short-Term Investments" herein.

     Risk Factors. An investment in the Fund involves risks similar to those of investing in foreign common stocks generally. Investment in common stocks of foreign issuers may subject the Fund to risk of foreign political, economic and legal conditions and developments. Such conditions or developments might include favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets of companies, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign common stocks may not be as liquid and may be more volatile than comparable domestic common stocks.

     Furthermore, issuers of foreign common stocks are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Fund, in connection with its purchases and sales of foreign securities, other than securities purchased or sold in United States dollars, will incur transaction costs in converting currencies. Also, brokerage costs incurred in purchasing and selling securities in foreign securities markets generally are higher than such costs in comparable transactions in domestic securities markets, and foreign custodial costs relating to the Fund securities are higher than domestic custodial costs. See also "Investment Practices" for a discussion of certain additional risks related to investment practices that may be utilized by the Fund, including use of options, futures contracts and related options.

     Foreign Currency Transactions. The value of the Fund's securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund does not purchase and sell foreign currencies as an investment.

     The Fund also may enter into contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

     The Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.


     Temporary Short-Term Investments. It is the Fund's policy to be substantially invested in common stocks and securities convertible into common stocks. However, the Fund may hold a portion of its assets in cash to meet redemptions and other day-to-day operating expenses. The Fund may invest cash held for such purposes in obligations of the United States and of foreign governments, including their political subdivisions, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. The Fund also may invest cash held for such purposes in short-term, high grade foreign debt securities. High grade foreign debt securities are those debt securities of foreign issuers which the Advisers determine to have creditworthiness substantially equivalent to that of domestic issuers of debt securities rated investment grade.

GOVERNMENT FUND

GENERAL


     The investment objective of the Government Fund is to seek to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, at least 80% of the total assets of the Fund are invested in such securities. The Fund may invest its remaining assets (up to 20%) in other government related securities and in repurchase agreements fully collateralized by U.S. Government securities. The other government related securities include mortgage-related and mortgage-backed securities and certificates issued by financial institutions or broker-dealers representing "stripped" mortgage-related securities. See "Other Government Related Securities" below. In order to hedge against changes in interest rates, the Fund may purchase or sell options and engage in transactions involving interest rate futures contracts and options on such contracts. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and the Statement of Additional Information for discussion of options, futures contracts and options on futures contracts. The Fund may also purchase or sell U.S. Government securities on a forward commitment basis. See "Investment Practices -- Forward Commitments." The Fund is not designed for investors seeking capital appreciation. Shares of the Fund are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or by any other person or entity. There is no assurance that the Fund's objective will be achieved.


     Since the value of U.S. Government securities owned by the Fund will fluctuate depending upon market factors and inversely with prevailing interest rates, the net asset value of shares of the Fund will fluctuate. If interest rates rise, debt security prices generally fall; if interest rates fall, debt security prices generally rise. In addition, for a given change in interest rates, longer-maturity debt securities fluctuate more in price (gaining or losing more in value) than shorter-maturity debt securities, and generally offer higher yields than shorter-maturity debt securities, all other factors, including credit quality, being equal. This potential for a decline in prices of debt securities due to rising interest rates is referred to herein as "market risk." While the Fund has no policy limiting the maturities of the debt securities in which it may invest, the Adviser seeks to moderate market risk by generally maintaining a portfolio duration within a range of four to six years. Duration is a measure of the expected life of a debt security that incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.


     Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "price volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration measures the length of the time interval between the present and the time when the interest and principal payments are scheduled to be received (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration. With respect to some securities, there are some situations where even a duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. At December 31, 1995, the duration of the debt securities owned by the Fund, as adjusted for investments in options, futures contracts and related options, was approximately
5.1 years.


     The Fund often purchases debt securities at a premium over the principal or face value in order to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected in the market price of the security and thus in the Fund's net asset value. Any such decline is realized for accounting purposes as a capital loss at maturity or upon resale. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

     The principal reason for selling call or put options is to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. By selling options, the Fund reduces its potential for capital appreciation on debt securities if interest rates decline. Thus if market prices of debt securities increase, the Fund receives less total return from its optioned positions than it would have received if the options had not been sold. The purpose of selling options is intended to improve the Fund's total return and not to support or "enhance" monthly distributions. During periods when the Fund has capital loss carry forwards any capital gains generated from such transactions will be retained in the Fund. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and "Dividends, Distributions and Taxes" and the Statement of Additional Information for discussion of options, futures contracts and options on futures contracts.

     The purchase and sale of options may result in a high portfolio turnover rate. The Fund's turnover rate is shown in the table of "Financial Highlights." See "Investment Practices -- Fund Turnover."

     The Fund is subject to the diversification requirements of Section 817(h) of the Internal Revenue Code (the "Code") which must be met at the end of each quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring the Fund to invest no more than 55% of its total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the United States Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. Thus, the Fund intends to invest in U.S. Treasury securities and in securities issued by at least four U.S. Government agencies or instrumentalities in the amounts necessary to meet these diversification requirements at the end of each quarter of the year (or within thirty days thereafter).

     In the event the Fund does not meet the diversification requirements of
Section 817(h) of the Code, the policies funded by shares of the Fund will not be treated as life insurance for Federal income tax purposes and the owners of the policies will be subject to taxation on their share of the dividends and distributions paid by the Fund.

U.S. GOVERNMENT SECURITIES

     Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. Government and some of which are backed only by the credit of the issuer itself.

     Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are what this Prospectus calls "mortgage-related securities."

     Mortgage-related securities include, but are not limited to, obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. Securities of FNMA and FHLMC include those issued in principal only or interest only components.

     Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

OTHER GOVERNMENT RELATED SECURITIES

     The Fund may invest up to 20% of its assets in other government related securities and in repurchase agreements fully collateralized by U.S. Government securities. A principal type of government related security in which the Fund may invest are mortgage-backed securities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOs are debt securities issued by U.S. Government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986 (the "Tax Reform Act"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund will invest in such privately issued securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund intends to invest in privately issued CMOs and REMICs only if they are rated at the time of purchase in the two highest grades by a nationally-recognized rating agency.

STRIPPED SECURITIES

     Stripped mortgage-related securities (hereinafter referred to as "Stripped Mortgage Securities") are derivative multiclass mortgage securities. Stripped Mortgage Securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Securities will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield-to-maturity since interest payments cease as soon as the related principal amount is repaid. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa. Holders of PO securities are not entitled to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of such securities accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the certificate during the year. Such securities may involve greater risk than securities issued directly by the U.S. Government, its agencies or instrumentalities.

     Although the market for government-issued IO and PO securities backed by fixed-rate mortgages is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Trustees will establish guidelines and standards for determining whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid. Generally, such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share. Stripped Mortgage Securities, other than government-issued IO and PO securities backed by fixed-rate mortgages, are presently considered by the staff of the SEC to be illiquid securities and thus subject to the Fund's limitation on investment in illiquid securities.

GROWTH AND INCOME FUND


     The Growth and Income Fund's investment objective is to seek long-term growth of capital and income. Since investment in securities involves potential gain or loss, there is no assurance that the Fund's objective will be achieved.


     In view of the investment objective, the Fund generally invests principally in income-producing equity securities including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," i.e., within the four highest grades assigned by S&P or by Moody's. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in rating does not require the Fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody's are in the lowest of the four investment grades and are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The market prices of preferred stocks and debt securities generally fluctuate with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. The Fund may also invest in warrants and in securities of newly-formed companies and in investment companies. See "Investment Practices -- Investment in Investment Companies." The Fund may invest up to 15% of its assets in securities of foreign issuers. See "Investment Practices -- Foreign Securities." The Fund may enter into repurchase agreements with domestic banks and broker-dealers which involves certain risks or may lend portfolio securities on a fully collateralized basis. See "Investment Practices -- Repurchase Agreements and Lending of Securities." When deemed appropriate for temporary defensive purposes, the Fund may invest up to 100% of its total assets in U.S. Government securities and investment grade corporate debt securities.


     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend of or other factors affecting an individual security, changes in the relative market performance of or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

MONEY MARKET FUND


     The investment objective of the Money Market Fund is to seek protection of capital and high current income through investments in money market instruments. The investment policies, the percentage limitations, and the kinds of securities in which the Fund can invest may be changed by the Trustees, unless expressly governed by those limitations stated under "Investment Restrictions" in the Statement of Additional Information which can be changed only by action of the shareholders of the Fund. It is not the intention of the Trustees, however, to change these policies without prior notice to shareholders.


     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a diversified portfolio of money-market instruments maturing within one year with a dollar-weighted average maturity of 90 days or less. It seeks high current income from these short-term investments to the extent consistent with protection of capital. Of course, there can be no guarantee that the Fund will achieve its objective or be able at all times to maintain its net asset value per share at $1.00. In addition, the daily dividend rate paid by the Fund may be expected to fluctuate. The Fund uses the amortized cost method for valuing portfolio securities purchased at a discount. See "Determination of Net Asset Value." It may invest in instruments of the following types, all of which will be U.S. dollar obligations:

OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES

     The Fund may invest in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration.

BANK OBLIGATIONS

     The Fund may invest in negotiable time deposits, certificates of deposit and bankers' acceptances which are obligations of domestic banks having total assets in excess of $1 billion as of the date of their most recently published financial statements. The Fund is also authorized to invest up to five percent of its total assets in certificates of deposit issued by domestic banks having total assets of less than $1 billion, provided that the principal amount of the certificate of deposit acquired by the Fund is insured in full by the Federal Deposit Insurance Corporation.

COMMERCIAL PAPER

     The Fund may invest in short-term obligations of companies which at the time of investment are (a) rated in one of the two highest categories by at least two nationally recognized statistical organizations (or one rating organization if the obligation was rated by only one such organization), or (b) if not rated, are of comparable quality as determined in accordance with procedures established by the Trustees. See the Statement of Additional Information. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. (See the Appendix in the Statement of Additional Information for an explanation of these ratings). The Fund's current policy is to limit investments in commercial paper to obligations rated in the highest rating category.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with banks and broker-dealers which involve certain risks in the event of a default by the other party. See "Investment Practices -- Repurchase Agreements."

REAL ESTATE SECURITIES FUND


     General. The Real Estate Securities Fund's primary investment objective is to provide shareholders with long-term growth of capital. Current income is a secondary consideration. The Fund will seek to achieve its investment objectives by investing principally in a diversified portfolio of Real Estate Securities which include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties, mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber products and hotel and entertainment companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's or BBB by S&P, a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by the Adviser to be of comparable quality. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody's or BBB by S&P are considered to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The rating of the ratings agencies represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Fund may invest more than 25% of its total assets in the real estate industry.

     Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments.

     The Fund may invest up to 25% of its assets in securities issued by foreign issuers. See "Investment Practices -- Foreign Securities." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and the Statement of Additional Information.

     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term investments as described below. The Fund will assume a temporary defensive posture only when economic and other factors affect the real estate industry market to such an extent that the Adviser believes there to be extraordinary risks in being primarily in Real Estate Securities.

     There can be no assurance that the Fund will achieve its investment objectives.

     Short-Term Investments. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. Such temporary investments may be made either for liquidity purposes, to meet shareholder redemption requirements or as a temporary defensive measure.

     Risk Factors. Although the Fund does not invest directly in real estate, an investment in the Fund will generally be subject to the risks associated with real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties of tenants and changes in interest rates. The value of securities of companies which service the real estate industry will also be affected by such risks. If the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

     In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. Like investment companies such as the Fund, real estate investment trusts are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of any expenses paid by the real estate investment trusts in which it invests in addition to the expenses paid by the Fund.

     Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry.

     Additional information about the Fund's investment practices and the risks associated with such practices are contained in "Investment Objectives and Policies" and "Investment Practices" herein and in the Statement of Additional Information.

INVESTMENT PRACTICES


     Repurchase Agreements. Each Fund may enter into repurchase agreements with broker-dealers or domestic banks (or a foreign branch or subsidiary thereof) which are deemed creditworthy by the Adviser under guidelines approved by the Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience delays and expenses in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights. No Fund will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Fund, exceeds in the case of the Emerging Growth Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund, 15% of the value of the Fund's net assets and, in the case of the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund and the Money Market Fund, ten percent of the value of its net assets.

     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces greater efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Funds than would be available to the Funds investing separately. The manner in which the joint account is managed is subject to conditions set forth in the SEC order obtained authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

     Loans of Portfolio Securities. Each Fund, except the Real Estate Securities Fund, may lend portfolio securities to unaffiliated brokers, dealers and financial institutions provided that (a) immediately after any such loan, the value of the securities loaned does not exceed ten percent of the total value of that Fund's assets, and (b) any securities loan is collateralized in accordance with applicable regulatory requirements. See Statement of Additional Information.

     Foreign Securities. The Asset Allocation Fund, the Domestic Income Fund, the Emerging Growth Fund, the Enterprise Fund, the Growth and Income Fund and the Real Estate Securities Fund may invest up to 25%, 25%, 20%, 10%, 15% and 25%, respectively, of the value of such Funds' total assets in securities issued by foreign issuers. With respect to the Real Estate Securities Fund, some of such securities may also be Real Estate Securities. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since a Fund may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund's assets denominated in that currency and the Fund's yield on such assets.

     A Fund may also purchase foreign securities in the form of ADRs and EDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by a Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See "Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, the Fund will incur costs in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.

     Foreign Currency Transactions. The value of a Fund's portfolio securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. A Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. A Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. A Fund does not purchase and sell foreign currencies as an investment.

     A Fund also may enter into contracts with banks or other foreign currency brokers and dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

     A Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. A Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies. With respect to the Global Equity Fund, see "Investment Objectives and Policies -- Global Equity Fund."


     Restricted Securities. The Emerging Growth Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund may invest up to 15% of their net assets in restricted securities and other illiquid assets. The other Funds may each invest up to five percent of their net assets in restricted securities and other illiquid assets. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the Adviser pursuant to Board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since it is not possible to predict with assurance how the markets for restricted securities sold and offered under Rule 144A will develop, the Trustees will monitor the Fund's investment in these securities focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in the Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Fund's Trustees believe accurately reflects fair value.


     Short Sales Against the Box. The Global Equity Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

     To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause such Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

     Forward Commitments. The Domestic Income Fund and the Government Fund may purchase or sell U.S. Government securities (or debt securities with respect to the Real Estate Securities Fund) on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the

Forward Commitment until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

     Each Fund may either settle a Forward Commitment by taking delivery of the securities or may resell or repurchase a Forward Commitment on or before the settlement date in which event a Fund may reinvest the proceeds in another Forward Commitment. A Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, a Fund relies on the other party to complete the transaction; should the other party fail to do so, a Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

     Each Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.


     Portfolio Turnover. Each Fund may purchase or sell securities without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Securities with maturities of less than one year are excluded in the computation of the portfolio turnover rate. The portfolio turnover rate is not a limiting factor when the Adviser deems it desirable to purchase or sell securities or to engage in transactions in options, futures contracts and options on futures contracts on behalf of the Asset Allocation Fund, the Emerging Growth Fund, the Enterprise Fund, the Global Equity Fund, the Government Fund, the Growth and Income Fund, and the Real Estate Securities Fund. The annual turnover rates of each Fund other than the Growth and Income Fund is shown under "Financial Highlights." The turnover rate for the Growth and Income Fund may exceed 100%, which is higher than that of many other investment companies. Higher portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the Fund. In addition, higher portfolio turnover may increase the recognition of short-term, rather than long-term, capital gains. See "Dividends, Distributions and Taxes."


     Using Options, Futures Contracts and Options on Futures Contracts. The Asset Allocation Fund, the Emerging Growth Fund, the Enterprise Fund, the Global Equity Fund, the Government Fund, the Growth and Income Fund, and the Real Estate Securities Fund may purchase or sell options, futures contracts or options on futures contracts. The Funds expect to utilize options, futures contracts and options thereon in several different ways, depending upon the status of the Portfolio's portfolio and the Adviser's expectations concerning the securities markets. See the Statement of Additional Information for a discussion of options, futures contracts and options on futures contracts.


     Potential Risks of Options, Futures Contracts and Options on Futures Contracts. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. While utilization of options, futures contracts and similar instruments may be advantageous to a Fund, if the Adviser and in the case of the Global Equity Fund, John Govett, is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. A Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by a Fund is considered an illiquid security. Any OTC Option written by a Fund is with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options are considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. A Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by a Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian. Each Fund may not invest more than ten percent of its net assets (or 15% for the Emerging Growth Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund) in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions in options, futures contracts and options on futures contracts is contained in the Statement of Additional Information.


     Investment in Investment Companies. The Asset Allocation Fund, the Enterprise Fund and the Growth and Income Fund may invest in a separate investment company, Van Kampen American Capital Small Capitalization Fund ("Small Cap Fund"), that invests in a broad selection of small capitalization securities. The shares of the Small Cap Fund are available only to investment companies advised by the Adviser. The Adviser believes that the use of the Small Cap Fund provides the Funds with the most effective exposure to the performance of the small capitalization sector of the stock market while at the same time minimizing costs. The Adviser charges no advisory fee for managing the Small Cap Fund, nor is there any sales load or other charges associated with distribution of its shares. Other expenses incurred by the Small Cap Fund will be borne by it, and thus indirectly by the Van Kampen American Capital funds that invest in it. With respect to such other expenses, the Adviser anticipates that the efficiencies resulting from use of the Small Cap Fund will result in cost savings for the Funds and other Van Kampen American Capital funds. In large part these savings will be attributable to the fact that administrative actions that would have to be performed multiple times if each Van Kampen American Capital fund held its own portfolio of small capitalization stocks will need to be performed only once. The Adviser expects that the Small Cap Fund will experience trading costs that will be substantially less than the trading costs that would be incurred if small capitalization stocks were purchased separately for the Funds and other Van Kampen American Capital funds.


     The securities of small and medium sized companies that the Small Cap Fund may invest in may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In light of these characteristics of small capitalization companies and their securities, the Small Cap Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger capitalization companies.

     The Asset Allocation Fund, the Enterprise Fund and the Growth and Income Fund will each be deemed to own a pro rata portion of each investment of the Small Cap Fund. For example, if a Fund's investment in the Small Cap Fund were $10 million, and the Small Cap Fund had five percent of its assets invested in the electronics industry, the Fund would be considered to have an investment of $500,000 in the electronics industry.

     Brokerage Practices. The Adviser and, in the case of the Global Equity Fund, John Govett, are responsible for the placement of orders for the purchase and sale of portfolio securities for the Fund and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The Adviser and, in the case of the Global Equity Fund, John Govett, are authorized to place portfolio transactions with brokerage firms participating in the distribution of shares of the Fund and other Van Kampen American Capital mutual funds if it reasonably believes that the quality of the execution and the commission are comparable to that available from other qualified brokerage firms. The Adviser and, in the case of the Global Equity Fund, John Govett, are authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser and, in the case of the Global Equity Fund, John Govett, determine that such commissions are reasonable in relation to the overall services provided. The information received may be used by the Adviser and, in the case of the Global Equity Fund, John Govett, in managing the assets of other advisory accounts as well as in the management of the assets of the Fund.

THE TRUST AND ITS MANAGEMENT


     The Trust, an open-end, diversified management investment company, generally known as a mutual fund, was organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995, under the laws of the state of Delaware as a business entity by statute known as a "Delaware business trust." A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a diversified portfolio of securities by combining their resources in an effort to achieve such goals.



     The Trustees have the responsibility for overseeing the affairs of the Funds. The Adviser, 2800 Post Oak Boulevard, Houston, Texas 77056, determines the investment of the Trust's assets, provides administrative services and manages the Trust's business and affairs. The Adviser, together with its predecessors, has been in the investment advisory business since 1926.



     THE ADVISER. The Adviser is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $50 billion under management or supervision. Van Kampen American Capital more than 40 open-end and 38 closed-end funds and more than 2,800 unit investment trusts are professionally distributed by leading financial advisers nationwide.



     Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Trust and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph
L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of Van Kampen American Capital own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own five percent or more of the common stock of VK/AC Holding, Inc.



     As of February 16, 1996, the Adviser owned beneficially and of record approximately 25.63% and 82.79% of the outstanding shares of the Emerging Growth Fund and Global Equity Fund, respectively, and therefore, may be deemed to control those Funds.



     THE SUBADVISERS. John Govett is a United Kingdom-based investment management company whose investment management activities originated in the 1920s. John Govett was incorporated in London, England, in 1955, and is an indirect wholly-owned subsidiary of Allied Irish Banks p.l.c. John Govett is located at 4 Battle Bridge Lane, London SE1 2HR, England. The Govett Group, which manages or administers investment funds valued at approximately $8.6 billion, maintains offices in London, Singapore, Jersey (Channel Islands), Sacramento, Raleigh, and San Francisco. John Govett provides advisory services to the Adviser with respect to the Global Equity Fund.



     Hines Realty Advisors provides real estate advisory services to the Adviser with respect to the Real Estate Securities Fund. Hines Realty Advisors is a limited partnership among Hines Holdings,

Inc. (as general partner), and Hines 1980 A, Ltd. and Gerald D. Hines (as limited partners). Mr. Glenn L. Lowenstein is Vice President of Hines Realty Advisors. Hines Realty Advisors has had limited previous experience as an investment adviser to mutual funds (since mid May 1994). Affiliates of Hines Realty Advisors have extensive domestic and international experience in owning and managing real estate. Hines Realty Advisors, an affiliate of the Hines real estate organization ("Hines"), provides a comprehensive evaluation of the real estate market. Founded in 1957, Hines has proven experience in a full range of real estate services: strategic asset management, property management development, marketing and leasing, acquisition/disposition and financing. Headquartered in Houston, Texas, Hines has regional offices in New York, San Francisco, Atlanta and Chicago as well as 29 additional submarkets. The firm also has offices in Mexico City, Berlin and Moscow. Hines owns and/or manages more than 61 million square feet of prime office, retail and industrial space representing more than 451 projects. Major projects include: Pennzoil Place in Houston, the Gallerias in Houston and Dallas, 53rd At Third in New York, 101 California in San Francisco, One Ninety One Peachtree in Atlanta, Three First National Plaza in Chicago and Huntington Center in Columbus.


     Hines associates in field offices nationwide generate regional economic analysis based on demographic factors such as job growth and population movement. Hines also provides a regional property-type analysis determining whether the property -- outlet mall, strip shopping center or apartment complex, among others -- makes sense in the area.

     ADVISORY AGREEMENTS. The Trust and the Adviser are parties to an investment advisory agreement (the "Advisory Agreement I"), pursuant to which the Trust retains the Adviser to manage the investment of assets and to place orders for the purchase and sale of portfolio securities for the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund and the Money Market Fund. The Trust and the Adviser are also parties to four additional investment advisory agreements ("Advisory Agreements -- II, III, IV and V"), pursuant to which the Adviser manages the investment of assets and places orders for the purchase and sale of portfolio securities for the Emerging Growth Fund, the Global Equity Fund, the Growth and Income Fund, and the Real Estate Securities Fund, respectively (Advisory Agreements -- I, II, III, IV and V are referred to herein collectively as the "Advisory Agreements").

     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among the investment companies advised by the Adviser. The Trust also pays shareholder service agency fees, custodian fees, legal and auditing fees, trustees' fees, the costs of registration of its shares and reports and proxies to shareholders and all other ordinary expenses not specifically assumed by the Adviser or the Distributor.


     Under Advisory Agreement-I, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the subject Funds at an annual rate of 0.50% of the first $500 million of such Funds' aggregate average net assets; 0.45% of the next $500 million of such Fund' aggregate average net assets, and 0.40% of such Fund' aggregate average net assets in excess of $1 billion. Each Fund pays its pro rata share of the fee based upon its average daily net assets. For the fiscal year ended December 31, 1995, advisory fees plus the cost of accounting services payable by the Trust, before expense reimbursements, equaled .60%, .69%, .58%, .59% and .70% for the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund and the Money Market Fund, respectively, of each Fund's average daily net assets. For the same period, each Fund's net total operating expenses were 0.60%. Such figure results from the Adviser's agreement that so long as it serves as Adviser to such Fund it will limit the ordinary business expenses of such Fund to 0.60% per year of the average net assets of such Fund by reducing the advisory fee and/or bearing other expenses of a Fund in excess of such limitation. Expenses subject to such limitation do not include (1) interest and taxes, (2) brokerage commissions, (3) certain litigation and indemnification expenses as described in the Advisory Agreement, and (4) any distribution expenses which may be incurred by a Fund in the event a Distribution Plan is adopted. Any required reduction or expense payment is computed and paid monthly, subject to readjustment during the fiscal year.


     Under Advisory Agreement-II, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the Emerging Growth Fund at an annual rate of 0.70%. For the period July 3, 1995 through December 31, 1995, advisory fees plus the cost of accounting services payable by the Trust on behalf of the Fund was .58%.



     The Trust retains the Adviser to manage the investment of the Global Equity Fund's assets and to place orders for the purchase and sale of its portfolio securities. The Adviser has entered into a subadvisory agreement, (the "Global Equity Subadvisory Agreement") with John Govett to assist it in performing its investment advisory functions. John Govett will be primarily responsible for recommending the allocation of investments among various international markets and currencies; recommendation and selection of particular securities in the international markets and placement of portfolio transactions in the foreign equity markets. Under Advisory Agreement-III, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly, computed on average daily net assets of the Global Equity Fund at the annual rate of 1.00%. For the period July 3, 1995 through December 31, 1995, advisory fees plus the cost of accounting services payable by the Trust on behalf of the Fund was .83%. This fee is higher than that charged by most other mutual funds but the Trustees believe it is justified by the special international nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objective and policies similar to those of the Fund. Pursuant to the Global Equity Subadvisory Agreement, John Govett receives on an annual basis 50% of the compensation received by the Adviser.



     Under Advisory Agreement-IV, the Trust pays the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the Growth and Income Fund at an annual rate of 0.60% of the first $500 million of the Fund's average net assets; and 0.55% of the Fund's average net assets in excess of $500 million. No investment advisory fees were paid by the Fund during the 1995 fiscal year.



     Under Advisory Agreement-V, the Trust pays the Adviser a monthly fee computed on average daily net assets of the Real Estate Securities Fund at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trustees believe it is justified by the special nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. The Adviser has entered into an investment sub-advisory agreement (the "Hines Subadvisory Agreement") with Hines Realty Advisors to assist it in performing its investment advisory functions. Hines Realty Advisors is primarily responsible for the following areas: (i) providing regional economic analysis of the areas in which properties owned by real estate investment trusts are located; (ii) analyzing attractiveness of the property-type within the geographic region; (iii) evaluating and assessing real estate valuation and the condition of property; (iv) evaluating property managers and sponsors of real estate investment trusts; and (v) continuously reviewing and monitoring the real estate investments in the Fund's portfolio. For the period July 3, 1995 through December 31, 1995, advisory fees plus the cost of accounting services payable by the Trust on behalf of the Fund was .59%. Pursuant to the Hines Subadvisory Agreement, Hines Realty Advisors receives on an annual basis 50% of the compensation received by the Adviser.


     The Adviser, John Govett, Hines Realty Advisor and/or the Distributor may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse any Fund for ordinary business expenses in excess of an agreed upon amount.

     With regard to the Money Market Fund, the Domestic Income Fund and Government Fund, the Adviser may utilize at its own expense credit analysis, research and trading support services provided by its affiliate, Van Kampen American Capital Investment Advisory Corp.


     PORTFOLIO MANAGEMENT. The Funds have different portfolio managers. Jeff New and Chris Perras are co-managers of the Enterprise Fund and are primarily responsible for the day-to-day management of the Fund's investment portfolio. Messrs. New and Perras have been primarily responsible for managing the Fund's investment portfolio since the date of this Prospectus. Mr. New has been a portfolio manager with the Adviser since 1994. Since 1991, Mr. New was an associate portfolio manager with the Adviser. Prior to that time, he was a securities analyst with Texas Commerce Investment Management Company. Mr. Perras has been an associate portfolio manager with the Adviser since February 1995. Prior to that time, he was an assistant portfolio manager and investment analyst with Hellman Jordan Management Co. Each portfolio manager is an employee of the Adviser.



     Walter W. Stabell, III is primarily responsible for the day-to-day management of the Domestic Income Fund's investment portfolio. Mr. Stabell is an Associate Portfolio Manager of the Adviser. From December, 1986 to August, 1989 Mr. Stabell was Senior Securities Analyst of the Adviser. Mr. Stabell has been primarily responsible for managing the Portfolio's investment portfolio since March, 1990.



     James Gilligan and Bret Stanley are co-managers of the Growth and Income Fund and are primarily responsible for the day-to-day management of the Fund's investment portfolio. Messrs. Gilligan and Stanley have been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. Gilligan has been Vice President -- Portfolio Manager of the Adviser since March 1990. Prior to that time, he was a securities analyst with the Adviser. Mr. Stanley has been an associate portfolio manager of the Adviser since January 1995. Prior to that time, he was a securities analyst and portfolio manager with Gulf Investment Management. Prior to that, he was an analyst at Lovett Underwood Neuhaus & Webb, and Rotan Mosle. Each portfolio manager is an employee of the Adviser.



     Gary M. Lewis is primarily responsible for the day-to-day management of the Emerging Growth Fund's investment portfolio. Mr. Lewis is Vice President of the Adviser. Mr. Lewis has been responsible for managing the Fund's investment portfolio since its inception.



     Jeff New is primarily responsible for the day-to-day management of the Global Equity Fund's investment portfolio with respect to investments in the United States. Mr. New has been primarily responsible for managing the Fund's investment portfolio with respect to investments in the United States since its inception. John Govett has employed Peter Kysel since September 1994 as Director and Fund Manager. He is primarily responsible for allocating the Fund's investments between United States and non-United States equity securities and day-to-day management of the Fund's investments in counties other than the United States. Mr. Kysel has provided such services since the Fund's inception. Mr. Kysel was previously a managing director of the investment banking division of Komercni Bank.



     John R. Reynoldson is primarily responsible for the day-to-day management of the Government Fund's investment portfolio. Mr. Reynoldson has been Senior Vice President of the Adviser since July, 1991. Mr. Reynoldson has been primarily responsible for managing the Fund's investment portfolio since December, 1989. David R. Troth is primarily responsible for the day-to-day management of the Money Market Fund's investment portfolio. Mr. Troth has been Senior Vice President of the Adviser since March, 1978. Mr. Troth has been primarily responsible for managing the Fund's investment portfolio since its inception.



     John Cuniff is responsible for allocating the Asset Allocation Fund's assets between the equity and fixed-income categories in which the Fund invests.
B. Robert Baker manages the Asset Allocation Fund's equity investments and Tom Copper manages the Fund's fixed income invest-ments. Mr. Cuniff has managed the Fund's investment portfolio since the date of this Prospectus and Mr. Copper has managed the Fund's investment portfolio since August 7, 1995, and Mr. Baker has managed the Fund's investment portfolio since May 2, 1994. Mr. Cuniff has been Vice President, Director of Equity Research with the Adviser since October 1995. Prior to that he was a portfolio manager with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Mr. Copper is Associate Portfolio Manager of the Adviser since January, 1992. Prior to that time, he was a credit analyst with the Adviser.



     Mary Jayne Maly is primarily responsible for the day-to-day management of the Real Estate Securities Fund's investment portfolio. She has served in that capacity since the inception of the Fund. Ms. Maly has been a portfolio manager with the Adviser since 1994. Prior to that time, Ms. Maly was an associate portfolio manager with the Adviser and was formerly a senior equity analyst at Texas Commerce Management Company.


     PERSONAL INVESTING POLICIES. The Trust and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Trust and the Adviser and its employees. The Codes permit directors/trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.

PURCHASE OF SHARES


     The Trust is offering its shares only to Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Trust does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Trust's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust continuously offers shares in each of its Funds to the Accounts at prices equal to the respective per share net asset value of the Fund. The Distributor, located at One Park View Plaza, Oakbrook Terrace, Illinois 60181, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."


DETERMINATION OF NET ASSET VALUE

     Net asset value per share is computed for each Fund as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying Prospectus for the policies for information regarding holidays observed by the insurance company. Net asset value of each Fund is determined by adding the total market value of all portfolio securities held by the Fund, cash and other assets, including accrued interest. All liabilities, including accrued expenses, of the Fund are subtracted. The resulting amount is divided by the total number of outstanding shares of the Fund to arrive at the net asset value of each share. See "Determination of Net Asset Value" in the Statement of Additional Information for further information.

     Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sales price is not available are valued at the most recent bid price. U.S. Government and agency obligations are valued at the last reported bid price. Listed options are valued at the last reported sale price in the exchange on which such option is traded or, if no sales are reported, at the mean between the last reported bid and asked prices. Options for which market quotations are not readily available are valued at a fair value calculated under a method approved by the Trustees. Short-term investments for all Funds other than the Money Market Fund are valued as described in the Notes to Financial Statements in the Statement of Additional Information.


     The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio security at its cost, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar fund which uses available market quotations to value all of its portfolio securities.


REDEMPTION OF SHARES

     Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt of a request in proper form. The market value of the securities in each Fund is subject to daily fluctuations and the net asset value of each Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     All dividends and capital gains distributions of each Fund are automatically reinvested by the Account in additional shares of such Fund.

     Shares of the Money Market Fund and Government Fund become entitled to income distributions declared on the day the shareholder service agent receives payment of the purchase price in the form of federal funds. Such shares do not receive income distributions declared on the date of redemption.

     Dividends of the Money Market Fund. The Money Market Fund declares income dividends each business day. The Fund's net income for dividend purposes is calculated daily and consists of interest accrued or discount earned, plus or minus any net realized gains or losses on portfolio securities, less any amortization of premium and the expenses of the Fund.

     Dividends and Distributions of the Asset Allocation Fund, the Domestic Income Fund, the Emerging Growth Fund, Enterprise Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund. Dividends from stocks and interest earned from other investments are the main source of income for these Funds. Substantially all of this income, less expenses, is distributed on an annual basis. When a Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years. Each of these Funds distributes any net realized capital gains to the Account no less frequently than annually.

     Dividends and Distributions of the Government Fund. The Government Fund declares income dividends each business day. Such dividends are distributed monthly. The daily dividend is a fixed amount determined at least monthly which is expected not to exceed the net income of the Fund for the month divided by the number of business days in the month. The Government Fund intends to distribute monthly, or on such other basis as may be determined from time to time by the Trustees, its net realized short-term capital gains, including such gains realized from net premiums received from expired options, net gains from closing purchase transactions and net short-term gains from securities sold upon the exercise of options or otherwise, less any net realized long-term capital loss. Net realized long-term capital gains, if any, are generally distributed at least annually.

     Tax Status of the Funds. Each Fund will or has elected to be taxed as a "regulated investment company" under the Code. By maintaining its qualification as a "regulated investment company," a Fund will not incur any liability for federal income taxes to the extent its taxable ordinary income and any capital gain net income is distributed in accordance with Subchapter M of the Code. By qualifying as a regulated investment company, a Fund is not subject to federal income taxes to the extent it distributes its taxable net investment income and taxable net realized capital gains. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net realized capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). Each Fund is subject to the diversification requirements of Section 817(h) of the Code. See also "Government
Fund -- General" for information regarding Section 817(h) of the Code.


     Dividends and interest received by certain funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of a Fund's total assets at the close of its fiscal year consists of securities of foreign issuers, the Fund will be eligible, and may file elections with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such taxes in their United States income tax returns as gross income, treat such respective pro rata portions as taxes paid by them, and deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. The Fund will report annually to its shareholders the amount per share of such withholding.

     Under Code Section 988, foreign currency gains or losses from certain forward contracts not traded in the interbank market generally are typically treated as ordinary income or loss. Such Code Section 988 gains or losses may increase or decrease (or possibly eliminate) the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.

     Tax Treatment to Insurance Company as Shareholder. Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends on the insurance company's tax status. To the extent that income of a Fund represents dividends on equity securities rather than interest income, its distributions are eligible for the 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. The Trust will send to the Account a written notice required by the Code designating the amount and character of any distributions made during such year.

     Under the Code, any distribution designated as being made from a Fund's net realized long-term capital gains are taxable to the insurance company as long-term capital gains. Such distributions of long-term capital gains will be designated as a capital gains distribution in a written notice to the Account which accompanies the distribution payment. Long-term capital gains distributions are not eligible for the dividends received deduction. Dividends and capital gain distributions to the insurance company may also be subject to state and local taxes.

     As described in the accompanying Prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by it.

     Tax Treatment of Options and Futures Transactions. Gains or losses on certain Fund's transactions in listed options on securities, futures and options on futures generally are treated as 60% long-term and 40% short-term, ("60/40"), and positions held by a Portfolio at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by a Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised, in which case the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent a Fund has unrealized gains in offsetting positions and generally terminate the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.

FUND PERFORMANCE


     From time to time all the Funds, except the Money Market Fund, may advertise their total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five and ten-year periods or for the life of the Fund. Other total return quotations, aggregate or average, over other time periods may also be included. Total return calculations do not take into account expenses at the "wrap" or Contract Owner level. Investors should also review total return calculations that include those expenses.


     The total return of a Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.


     In addition to total return information, certain Funds may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a thirty-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. Yield calculations do not take into account expenses at the "wrap" or contractholder level. Investors should also review yield calculations that include those expenses.



     From time to time, certain Funds may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Fund's then current dividend rate.

     A Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Fund, portfolio maturity and a Fund's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Fund's shares, a Fund's investment policies, and the risks of investing in shares of a Fund. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Adviser, for an indefinite period has agreed to absorb a certain amount of the ordinary business expenses of the Asset Allocation Fund, Domestic Income Fund, the Enterprise Fund, the Government Fund, and the Money Market Fund.


     The Adviser may, from time to time, absorb a certain amount of the future ordinary business expenses. Absorption of a portion of the expenses will increase the yield or total return of a Fund. The Adviser may stop absorbing these expenses at any time without prior notice.



     From time to time the Money Market Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The current and effective yields for the seven-day period ending December 31, 1995, and a description of the method by which the yield was calculated is contained in the Statement of Additional Information.


     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instrument held in a portfolio, portfolio maturity, operating expenses and market conditions.


     In reports or other communications to shareholders or in advertising material, a Fund may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds, with the Consumer Price Index, the Dow Jones Industrial Average Index, NAREIT Equity REIT Index, Lehman Brothers REIT Index, Salomon Brothers High Grade Bond Index, Standard & Poor's, NASDAQ, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Forecaster, Stanger's Investment Advisor, USA Today, U.S. New & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. For these purposes, the performance of the Fund, as well as the performance of other mutual funds or indices, do not reflect various charges, the inclusion of which would reduce Fund performance.



     The Fund may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.


     The Trust's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the cover page of this Prospectus.

DESCRIPTION OF SHARES OF THE TRUST

     The Trust was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995, under the laws of the state of Delaware as a business entity commonly known as "Delaware business trust." It is authorized to issue an unlimited number of shares of beneficial interest of $0.01 par value. Shares issued by the Trust are fully paid, non-assessable and have no preemptive or conversion rights.

     The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. More detailed information concerning the Trust if set forth in the Statement of Additional Information.

     The Trust's Declaration of Trust provides that no Trustee, officer or shareholder of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Trust but the assets of the Trust only shall be liable.

ADDITIONAL INFORMATION


     This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

APPENDIX

DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE'S BOND RATINGS:

     AAA -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NONRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

STANDARD & POOR'S BOND RATINGS:

     AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PREFERRED STOCK RATINGS:

     Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock except in the case of Moody's preferred stock ratings the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality distinctions are comparable to those described above for corporate bonds.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 772-8889
VAN KAMPEN AMERICAN CAPITAL
LIFE INVESTMENT TRUST

------------------
2800 Post Oak Blvd.
Houston, TX 77056

------------------
Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT, INC.
2800 Post Oak Blvd.
Houston, TX 77056
Investment Subadvisers
For Global Equity Fund:

JOHN GOVETT & CO. LIMITED
4 Battle Bridge Lane
London SE1 2HR
England
For Real Estate Securities Fund:

HINES INTERESTS REALTY
ADVISORS LIMITED PARTNERSHIP
2800 Post Oak Blvd.
Houston, TX 77056
Distributor

VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181
Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Custodian

STATE STREET BANK AND
TRUST COMPANY
225 Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital Funds
Legal Counsel


SKADDEN, ARPS, SLATE,


MEAGHER & FLOM


333 West Wacker Drive


Chicago, IL 60606


Independent Accountants


PRICE WATERHOUSE LLP
1201 Louisiana, Suite 2900
Houston, TX 77002

                             LIFE INVESTMENT TRUST

--------------------------------------------------------------------------------

       P       R       O      S      P      E      C      T      U      S

                                 MARCH 6, 1996


            --- A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ---
                          VAN KAMPEN AMERICAN CAPITAL
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 6, 1996


               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                              2800 POST OAK BLVD.
                              HOUSTON, TEXAS 77056
                                 (800) 421-5666


     Van Kampen American Capital Life Investment Trust, formerly known as American Capital Life Investment Trust (the "Trust"), is a diversified, open-end management investment company with nine Funds: Asset Allocation Fund (formerly, Multiple Strategy Fund), Domestic Income Fund (formerly, Domestic Strategic Income Fund), Emerging Growth Fund, Enterprise Fund (formerly Common Stock
Fund), Global Equity Fund, Government Fund, Growth and Income Fund, Money Market Fund and Real Estate Securities Fund. Each Fund is in effect a separate portfolio issuing its own shares.


                             ---------------------


     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated March 6, 1996. A Prospectus may be obtained without charge by calling or writing Van Kampen American Capital Distributors, Inc. (the "Distributor") at 2800 Post Oak Blvd., Houston, Texas 77056 at (800) 421-5666.


                               TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       -----
GENERAL INFORMATION..................................................................    B-2
INVESTMENT OBJECTIVES AND POLICIES...................................................    B-4
REPURCHASE AGREEMENTS................................................................   B-10
FORWARD COMMITMENTS..................................................................   B-10
DEPOSITARY RECEIPTS..................................................................   B-11
OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS..........................   B-11
LOANS OF PORTFOLIO SECURITIES........................................................   B-17
INVESTMENT RESTRICTIONS..............................................................   B-18
TRUSTEES AND EXECUTIVE OFFICERS......................................................   B-29
INVESTMENT ADVISORY AGREEMENTS.......................................................   B-38
DISTRIBUTOR..........................................................................   B-38
TRANSFER AGENT.......................................................................   B-40
PORTFOLIO TRANSACTIONS AND BROKERAGE.................................................   B-40
DETERMINATION OF NET ASSET VALUE.....................................................   B-42
PURCHASE AND REDEMPTION OF SHARES....................................................   B-44
DISTRIBUTIONS AND TAXES..............................................................   B-44
FUND PERFORMANCE.....................................................................   B-46
MONEY MARKET FUND YIELD INFORMATION..................................................   B-47
OTHER INFORMATION....................................................................   B-47
FINANCIAL STATEMENTS.................................................................   B-48
APPENDIX.............................................................................   B-49

GENERAL INFORMATION

     The Trust was organized under the laws of the Commonwealth of Massachusetts on June 3, 1985 and reorganized under the laws of Delaware September 16, 1995.


     Van Kampen American Capital Asset Management, Inc. (the "Adviser"), Van Kampen American Capital Distributors, Inc. (the "Distributor"), and ACCESS Investor Services, Inc. ("ACCESS") are wholly owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc.



     As of February 16, 1996 no person was known by management to own beneficially or of record as much as five percent of the outstanding shares of any portfolio except as set forth below. The Trust offers its shares only to separate accounts of various insurance companies. Those separate accounts have authority to vote shares from which they have not received instructions from the Contract Owners, but only in the same proportion with respect to "yes" votes, "no" votes or abstentions as is the case with respect to shares for which instructions were received.



                                                              AMOUNT OF RECORD OWNERSHIP
                   NAME AND ADDRESS OF                             OF THE PORTFOLIO
                      RECORD HOLDER                              AT FEBRUARY 16, 1996        PERCENT
----------------------------------------------------------    --------------------------     -------
MONEY MARKET FUND
American General Life Insurance Company                              4,905,311.670            25.22%
  Separate Account D
  P.O. Box 1591
  Houston, Texas 77251-1591
Nationwide VLI -- Separate Account of Nationwide                     9,365,296.970            48.14%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029
Nationwide Variable Account -- 3                                     5,136,370.760            26.40%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029
ENTERPRISE FUND
American General Life Insurance Company                               1,079,682.53            20.98%
  Separate Account -- D
  P.O. Box 1591
  Houston, Texas 77251-1591
Nationwide Variable Account -- 3                                     2,285,855.520            44.43%
  c/o IPO Investments Co
  P.O. Box 182029
  Columbus, OH 43218-2029

                                                              AMOUNT OF RECORD OWNERSHIP
                   NAME AND ADDRESS OF                             OF THE PORTFOLIO
                      RECORD HOLDER                              AT FEBRUARY 16, 1996        PERCENT
----------------------------------------------------------    --------------------------     -------
Nationwide VLI -- separate account of Nationwide                     1,779,645.090            34.59%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029
GOVERNMENT FUND
Nationwide VLI -- separate account of Nationwide                     6,158,134.200            84.55%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029
Nationwide Variable Account -- 3                                     1,001,433.430            13.75%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029
ASSET ALLOCATION FUND
Nationwide VLI -- separate account of Nationwide                     2,057,800.480            38.26%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029
Nationwide Variable Account -- 3                                     3,076,933.000            57.21%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029
DOMESTIC INCOME FUND
American General Life Insurance Company                                693,870.710            22.31%
  P.O. Box 1591
  Houston, Texas 77251-1591
Nationwide VLI -- separate account of Nationwide                       406,689.280            13.07%
  Life Insurance Company
  P.O. Box 182029
  Columbus, Ohio 43218-2029
Nationwide Variable Account -- 3                                     1,882,370.260            60.52%
  c/o IPO Investments Co 69
  P.O. Box 182029
  Columbus, Ohio 43218-2029
EMERGING GROWTH FUND
Van Kampen American                                                     50,010.000            25.63%
  Capital Distributors Inc.
  Kansas City, MO 64153
Nationwide Life Insurance                                               145,135.46            74.37%
  P.O. Box 182029
  Columbus, OH 43218-2029

                                                              AMOUNT OF RECORD OWNERSHIP
                   NAME AND ADDRESS OF                             OF THE PORTFOLIO
                      RECORD HOLDER                              AT FEBRUARY 16, 1996        PERCENT
----------------------------------------------------------    --------------------------     -------
GLOBAL EQUITY FUND
Van Kampen American Capital                                            200,010.000            82.79%
  Distributors Inc.
  Kansas City, MO 64153
Nationwide Life Insurance                                               41,568.930            17.21%
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029
REAL ESTATE SECURITIES FUND
Nationwide Life Insurance                                            1,016,429.850            89.54%
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, OH 43218-2029


INVESTMENT OBJECTIVES AND POLICIES

     The following disclosures supplement disclosures set forth under an identical caption in the Prospectus and do not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectus for a complete presentation of the matters disclosed below.

ASSET ALLOCATION FUND


     The Fund seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate and long term debt securities and money market securities.


DOMESTIC INCOME FUND


     The primary objective of the Fund is to maximize current income. Capital appreciation is a secondary objective, which is sought only when consistent with the primary objective. There is, of course, no assurance that the Fund will be successful in achieving its investment objective.


     Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit rating of an issuer whose securities are held in the Fund's portfolio or a general increase in interest rates would be expected to reduce the value of the Fund's investments.

     The Fund expects that at all times at least 80% of its assets will be invested in fixed-income securities rated at the time of purchase B or higher by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), nonrated securities considered by the Adviser to be of comparable quality, and U.S. Government securities (as defined herein).

     Lower rated and comparable nonrated securities tend to offer higher yields than higher rated securities with the same maturities because the historical conditions of the issuers of lower rated securities may not have been as strong as that of other issuers. The Adviser, however, believes that such ratings are not necessarily an accurate reflection of the current financial condition of the issuers because they may be based upon considerations taken into account at the time such ratings were assigned, rather than upon subsequent developments affecting such issuers. Moreover, ratings categories tend to be broad, so that there may be significant variations among the financial condition of issuers within the same category. For these reasons, the Adviser may rely more on its own analysis in determining which securities offer the best opportunities for higher yields without unreasonable risks; therefore, the achievement of the Fund's objectives will depend more on the Adviser's analytical and portfolio management skills than would be the case if greater reliance were placed on ratings assigned by the rating services. The Adviser's analysis will focus on a number of factors affecting the financial condition of a company; including the strength of its management; the financial soundness of the company and the outlook of its industry; the security's responsiveness to changes in interest rates and business conditions; the cash flow of the company; dividend or interest coverage; and the fair market value of the company's assets. In making portfolio decisions for the Fund, the Adviser will attempt to identify higher yielding securities of companies whose financial condition has improved since the issuance of such securities, or is anticipated to improve in the future.

     The Fund may invest up to 20% of its total assets in debt securities rated below B by Moody's and S&P or nonrated securities considered by the Adviser to be of comparable quality, common stocks or other equity securities and in non-income producing securities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. The Fund will not cause more than ten percent of its total assets to be invested in common stocks or other equity securities. See "Investment Objectives and Policies -- Domestic Income Fund," in the Prospectus.

     Certain of the lower rated debt securities in which the Fund may invest may be purchased at a discount. Such securities, when held to maturity or retired, may include an element of capital gain. Capital losses may be realized when securities purchased at a premium are held to maturity or are called or redeemed at a price lower than the purchase price. Capital gains or losses are also realized upon the sale of securities at prices that differ from their cost. The market prices of fixed-income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

     The Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Government National Mortgage Association, Federal Land Banks, and the Farmer's Home Administration. Such securities are referred to as "U.S. Government securities".

     Additional Risks of Investing in Lower Rated Debt Securities. Additional risks of lower rated securities include limited liquidity and secondary market support. As a result, the prices of debt securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or lower rated debt securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. Reduced liquidity could also create difficulties in accurately valuing such securities at certain times. The lower rated debt market has grown primarily during a period of long economic expansion and it is uncertain how it would perform during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for lower rated debt and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. See "Investment Objectives and Policies" in the Prospectus for a further discussion of risk factors associated with investments in lower rated debt securities, which are not generally meant for short-term investment.

EMERGING GROWTH FUND


     The investment objective of the Fund is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks of small and medium sized companies considered by the Adviser to be emerging growth companies.


     The following investment techniques, subject to the Investment Restrictions below, may be employed by the Fund. These techniques inherently involve the assumption of a higher degree of risk than normal and the possibility of more volatile price fluctuations.

     Restricted Securities. The Fund may invest up to fifteen percent of the value of its net assets in restricted securities (i.e., securities which may not be sold without registration under the Securities Act of 1933) and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days. Restricted securities are generally purchased at a discount from the market price of unrestricted securities of the same issuer. Investments in restricted securities are not readily marketable without some time delay. Investments in securities which have no readily available market value are valued at fair value as determined in good faith by the Fund's Trustees. Ordinarily, the Fund would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to the Fund. However, registration and underwriting expenses (which may range from seven percent to 15% of the gross proceeds of the securities sold) may be paid by the Fund. A Fund position in restricted securities might adversely affect the liquidity and marketability of such securities, and the Fund might not be able to dispose of its holdings in such securities at reasonable price levels.

     Warrants. Warrants are in effect longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

ENTERPRISE FUND


     The investment objective of the Fund is to seek capital appreciation through investments in securities believed by the Adviser to have about average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation. The Fund may enter into repurchase agreements with banks and broker-dealers. See "Repurchase Agreements."


     In seeking to obtain capital appreciation, the Fund may trade to a substantial degree in securities for the short term. To this extent, the Fund would be engaged essentially in trading operations based on expectation of short-term market movements. However, the Fund also seeks investments which are expected to appreciate over a longer period of time. See "Portfolio Transactions and Brokerage."

GLOBAL EQUITY FUND


     The investment objective of the Fund is to seek long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any nation including the United States.


GOVERNMENT FUND


     The investment objective of the Fund is to seek to provide investors with a high current return consistent with preservation of capital. The Fund invests primarily in U.S. Government securities, related options, futures contracts and options on futures contracts. The Fund may invest in other government related securities and in repurchase agreements fully collateralized by U.S. Government securities. The other government related securities include mortgage-related and mortgage-backed securities and certificates issued by financial institutions or broker-dealers representing "stripped" mortgage-related securities. Repurchase agreements will be entered into with domestic banks or broker-dealers deemed creditworthy by the Fund's Adviser solely for purposes of investing the Fund's cash reserves or when the Fund is in a temporary defensive posture.


     One type of mortgage-related securities in which the Fund invests are those which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. One such type of mortgage-related security is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. A third type of mortgage-related security in which the Fund may invest is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is backed by FHMLC as to payment of principal and interest but, like a FNMA security, it is not backed by the full faith and credit of the U.S. Government.

     The Fund seeks to obtain a high return from the following sources:

     - interest paid on the Fund's portfolio securities;

     - premiums earned upon the expiration of options written;

     - net profits from closing transactions; and

     - net gains from the sale of portfolio securities on the exercise of options or otherwise.

     The Fund is not designed for investors seeking long-term capital appreciation. Moreover, varying economic and market conditions may affect the value of and yields on debt securities and opportunities for gains from an option writing program. Accordingly, there is no assurance that the Fund's investment objective will be achieved.

  GNMA Certificates

     Government National Mortgage Association. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.

     Nature of GNMA Certificates. GNMA Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Fund purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Fund will be reinvested in additional GNMA Certificates or in other permissible investments.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal of and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities (the type of mortgages backing the vast majority of GNMA Certificates) is approximately twelve years. For this reason, it is customary for pricing purposes to consider GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of
0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a twelve-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of one percent more than high grade corporate bonds and 1/2 of one percent more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

     Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  FNMA Securities

     The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all principal and interest payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

  FHLMC Securities

     The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

  Collateralized Mortgage Obligations

     Collateralized mortgage obligations are debt obligations issued generally by finance subsidiaries or trusts which are secured by mortgage-backed certificates, including GNMA Certificates, FHLMC Certificates and FNMA Certificates, together with certain portfolios and other collateral. Scheduled distributions on the mortgage-backed certificates pledged to secure the collateralized mortgage obligations, together with certain portfolios and other collateral and reinvestment income thereon at an assumed reinvestment rate, will be sufficient to make timely payments of interest on the obligations and to retire the obligations not later than their stated maturity. Since the rate of payment of principal of any collateralized mortgage obligation will depend on the rate of payment (including prepayments) of the principal of the mortgage loans underlying the mortgage-backed certificates; the actual maturity of the obligation could occur significantly earlier than its stated maturity. Collateralized mortgage obligations may be subject to redemption under certain circumstances. The rate of interest borne by collateralized mortgage obligations may be either fixed or floating. In addition, certain collateralized mortgage obligations do not bear interest and are sold at a substantial discount (i.e., a price less than the principal amount). Purchases of collateralized mortgage obligations at a substantial discount involves a risk that the anticipated yield on the purchase may not be realized if the underlying mortgage loans prepay at a slower than anticipated rate, since the yield depends significantly on the rate of prepayment of the underlying mortgages. Conversely, purchases of collateralized mortgage obligations at a premium involve additional risk of loss of principal in the event of unanticipated prepayments of the mortgage loans underlying the mortgage-backed certificates since the premium may not have been fully amortized at the time the obligation is repaid. The market value of collateralized mortgage obligations purchased at a substantial premium of discount is extremely volatile and the effects of prepayments on the underlying mortgage loans may increase such volatility.

     Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure collateralized mortgage obligations may be guaranteed by GNMA, FHLMC or FNMA, the collateralized mortgage obligations represent obligations solely of their issuers and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency or instrumentality, or by any other person or entity. The issuers of collateralized mortgage obligations typically have no significant assets other than those pledged as collateral for the obligations.

GROWTH AND INCOME FUND


     The investment objective of the Fund is to seek long-term growth of capital and income by investing principally. The Fund seeks to achieve its investment objective by investing in income-producing equity securities, including common stocks and convertible securities.


MONEY MARKET FUND


     The investment objective of the Fund is to seek protection of capital and high current income through investments in money market instruments.



     The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Portfolio uses the amortized cost method of valuing the Fund's securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), certain requirements of which are summarized below.



     In accordance with Rule 2a-7, the Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and IBCA Inc. See Appendix hereto. See the Prospectus for the Fund's maturity requirements.

     In addition, the Fund will not invest more than five percent of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest more than five percent of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Trustees to be comparable to those rated in the highest category, will be limited to five percent of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of one percent of the Fund's total assets or $1,000,000. As to each security, these percentages are measured at the time the Fund purchases the security. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with broker-dealers or domestic banks (or a foreign branch or subsidiary thereof). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. See the Prospectus for further information.

FORWARD COMMITMENTS

     The Government Fund, the Domestic Income Fund and the Real Estate Securities Fund may engage in Forward Commitment purchases and sales. Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.


     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. Only the Government Fund and the Real Estate Securities Fund may engage in forward commitment transactions for cross-hedging purposes. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are no longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund foregoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

DEPOSITARY RECEIPTS

     Certain Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     All of the Funds except the Domestic Income Fund and the Money Market Fund may engage in transactions in options, futures contracts and options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and options on futures contracts.

WRITING CALL AND PUT OPTIONS

     Purpose. The principal reason for writing options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund's current return can be expected to fluctuate because premiums earned from an option writing program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also is likely to result in a higher portfolio turnover.

     Writing Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Each Fund writes call options only on a covered basis and only the Government Fund writes call options either on a covered basis or for cross-hedging purposes. A call option is covered if at all times during the option period the Fund owns or has the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. Thus, the Government Fund may write options on mortgage-related or other U.S. Government securities or forward commitments of such securities. An option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Fund maintains in a segregated account with the Fund's Custodian, cash or U.S. Government securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. A Fund would write put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or U.S. Government securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a writer of a call or put option, a Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. A Fund would also realize a gain if an option it has written lapses unexercised.

     A Fund could write options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. A Fund could close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Fund could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. If a Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.

     Risks of Writing Options. By writing a call option, a Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS

     A Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. In addition, the Asset Allocation Fund, Emerging Growth Fund, the Enterprise Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Conversely, put options could be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of a Fund's assets generally. In addition, the Asset Allocation Fund, Emerging Growth Fund, the Enterprise Fund, Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund may purchase put options for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

     In any case, the purchase of options for capital appreciation would increase a Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

     The Government Fund will not purchase call or put options on securities if as a result, more than ten percent of its net assets would be invested in premiums on such options.

     A Fund may purchase either listed or over-the-counter options.


RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES


     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

     Treasury Bills. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian so that it will be treated as being covered.


     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Fund as a writer of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Fund to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Fund closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.


OPTIONS ON STOCK INDEXES (ASSET ALLOCATION FUND, EMERGING GROWTH FUND, ENTERPRISE FUND, GLOBAL EQUITY FUND, GROWTH AND INCOME FUND AND REAL ESTATE SECURITIES FUND ONLY)

     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges.


     Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.



FOREIGN CURRENCY OPTIONS



     Certain Funds may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are trade primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices -- Using Options, Futures Contracts and Related Options" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS

     Certain Funds may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Funds are exempt from registration as a "commodity pool."

     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

     The Fund also may invest in foreign stock index futures traded outside the United States. Foreign stock index futures traded outside the United States include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid high grade debt securities equal to a percentage (which will normally range between two and ten percent) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.


     For example, when a Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.



     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.


     Futures Strategies. When a Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. Relative to the Government Fund, ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of mortgage-related and U.S. Government securities.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, a Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, a Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. It is also possible that the value of futures contracts held by a Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although a Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.


     Successful use of futures is also subject to the Advisers' ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.


     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain other conditions specified in CFTC regulations) and (ii) that a Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of a Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by a Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

OPTIONS ON FUTURES CONTRACTS

     A Fund could also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, a Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Fund could purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Advisers will not purchase options on futures on any exchange unless, in the Advisers' opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a future would result in a loss to the Fund when the use of a future would not.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

LOANS OF PORTFOLIO SECURITIES

     Each of the Funds, except the Real Estate Securities Fund, may lend an amount up to ten percent of the value of its portfolio securities to unaffiliated brokers, dealers and financial institutions provided that cash equal to 100% of the market value of the securities loaned is deposited by the borrower with the particular Fund and is maintained each business day. While such securities are on loan, the borrower is required to pay the Fund any income accruing thereon. Furthermore, the Fund may invest the cash collateral in portfolio securities thereby increasing the return to the Fund as well as increasing the market risk to the Fund.

     Loans would be made for short-term purposes and subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders, but any gain can be realized only if the borrower does not default. Each Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

INVESTMENT RESTRICTIONS


     Each Fund has adopted the following restrictions which may not be changed without the approval of the holders of a majority of the outstanding shares of such Fund. Such majority is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. The Funds are subject to the restrictions set forth below (Those restrictions that are only applicable to certain Funds are noted as such).


THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE ASSET ALLOCATION FUND, THE DOMESTIC INCOME FUND, THE EMERGING GROWTH FUND, THE ENTERPRISE FUND, THE GLOBAL EQUITY FUND, THE GOVERNMENT FUND, THE GROWTH AND INCOME FUND AND THE MONEY MARKET FUND:

A Fund shall not:

     1. Invest in securities of any company if any officer or trustee of the Fund or of the Adviser owns more than one-half of one percent of the outstanding securities of such company, and such officers and trustees own more than five percent of the outstanding securities of such issuer;

     2. Invest in companies for the purpose of acquiring control or management thereof;

     3. Underwrite securities of other companies, except insofar as a Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Portfolio; or

     4. Lend its portfolio securities in excess of ten percent of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Board of Trustees of the Trust as described under "Loans of Portfolio Securities," including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE ASSET ALLOCATION FUND AND THE ENTERPRISE FUND:

A Fund shall not:

     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;

     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition and except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;

     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may enter into transactions in options, futures contracts or options on futures contracts and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     4. Invest in interests in oil, gas, or other mineral exploration or development programs;

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;

     6. Lend money, except that a Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. A Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company. See "Repurchase Agreements";

     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;

     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and options on futures contracts;

     9. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with transactions in options, futures contracts or options on futures contracts is not considered the purchase of a security on margin;

     10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company; or

     11. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance.

     In addition, the following restrictions apply to, and may not be changed without the approval of the holders of a majority of the shares of, the Fund indicated:

          The Enterprise Fund may not invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation. Furthermore, the Enterprise Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than ten percent of the value of the Enterprise Fund's total assets would be invested in such securities. Foreign investments may be subject to special risks, including future political and economic developments, the possible imposition of additional withholding taxes on dividend or interest income payable on the securities, or the seizure or nationalization of companies, or establishment of exchange controls or adoption of other restrictions which might adversely affect the investment.

          The Asset Allocation Fund may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Asset Allocation Fund's total assets would be invested in such securities.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE DOMESTIC INCOME
FUND:

The Fund shall not:

      1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer;

      2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition;

      3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

      4. Invest in interests in oil, gas, or other mineral exploration or development programs;

      5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities;

      6. Lend money, except that the Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements";

      7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby);

      8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities;

      9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation;

     11. Write put or call options;

     12. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance; or

    13. Invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Fund's total assets would be invested in such securities.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE EMERGING GROWTH FUND:

The Fund shall not:

     1. Invest directly in real estate interests of any nature, although the Fund may invest indirectly through media such as real estate investment trusts;

     2. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in futures contracts or related options;

     3. Issue any of its securities for (a) services or (b) property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its shareholders in connection with a reorganization;

     4. Issue senior securities and shall not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and in an amount not exceeding five percent of the Portfolio's total assets. Notwithstanding the foregoing, the Fund may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith;

     5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured hereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;

     6. Invest in the securities of investment companies, except (a) that the Fund may invest up to ten percent of its assets in the securities of registered closed-end investment companies, provided that the Fund acquires no more than five percent of the voting stock of any such company which has a policy of concentrating investments in a particular industry or group of industries or more than three percent of the voting stock of such a company which does not have this policy; and (b) to acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;

     7. Sell short or borrow for short sales. Short sales "against the box" are not subject to this limitation;

     8. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, it agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;

     9. Invest in warrants in excess of five percent of its net assets (including, but not to exceed two percent in warrants which are not listed on the New York or American Stock Exchanges);

     10. Purchase securities of issuers which have a record of less than three years continuous operation if such purchase would cause more than five percent of the Fund's total assets to be invested in securities of such issuers; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;

    11. Invest more than fifteen percent of its net assets in illiquid securities, including securities that are not readily marketable, restricted securities and repurchase agreements that have a maturity of more than seven days. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;

    12. Invest in interests in oil, gas, or other mineral exploration or developmental programs, except through the purchase of liquid securities of companies which engage in such businesses; or

    13. Pledge, mortgage or hypothecate its portfolio securities or other assets to the extent that the percentage of pledged assets plus the sales load exceeds ten percent of the offering price of the Fund's shares.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE GLOBAL EQUITY FUND:

The Fund shall not:

     1. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company;

     2. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by Section 12(d)(1) of the Investment Company Act of 1940;

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options are not deemed to be a pledge or other encumbrance;

     4. Lend money except through the purchase of (i) United States and foreign government securities, commercial paper, bankers' acceptances, certificates of deposit similar evidences of indebtedness, both foreign and domestic, and (ii) repurchase agreements; or lend securities in an amount exceeding 15% of the total assets of the Fund. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan;

     5. Make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options;

     6. Purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin;

     7. Buy or sell real estate or interests in real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of publicly traded (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies principally engaged in investing or dealing in real estate;

     8. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts;

     9. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover;"

    10. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except (a) through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition; or (b) to acquire shares of other open-end investment companies to the extent permitted by rule or order of the Securities and Exchange Commission exempting the Fund from the limitation imposed by
        Section 12(d)(1) of the Investment Company Act of 1940;

    11. Invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

    12. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities;

    13. Invest more than five percent of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company; or

    14. Purchase or otherwise acquire any security if, as a result, more than fifteen percent of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy includes repurchase agreements maturing in more than seven days and over-the-counter options held by the Fund and that portion of assets used to cover such options. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to other securities, for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such investment company.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GOVERNMENT FUND:

The Fund shall not:

     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer;

     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition;

     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may invest in interest rate futures and related options and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     4. Invest in interests in oil, gas, or other mineral exploration or development programs;

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities;

     6. Lend money, except that the Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Fund's investment policies permit. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements";

     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby);


     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Fund may make short sales by entering into forward commitments for hedging or cross-hedging purposes and the Fund may engage in transactions in options, future contracts and related options;


     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin;

    10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation;

    11. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of options, or in connection with the purchase or sale of futures contracts and related options are not deemed to be a pledge or other encumbrance; or


    12. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase options to the extent that the premiums paid for all such options owned at any time do not exceed ten percent of its total assets, and enter into closing or offsetting transactions with respect to such options, and (c) engage in transactions in interest rate futures contracts and related options provided that such transactions are entered into for bona fide hedging purposes (or that the underlying commodity value of the Fund's long positions do not exceed the sum of certain identified liquid investments as specified in CFTC regulations), provided further that the aggregate initial margin and premiums do not exceed five percent of the fair market value of the Fund's total assets, and provided further that the Fund may not purchase futures contracts or related options if more than 30% of the Fund's total assets would be so invested.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GROWTH AND INCOME
FUND:

     1. Borrow money, except from a bank and then only as a temporary measure for extraordinary or emergency purposes but not for making additional investments and not in excess of five percent of the total net assets of the Fund taken at cost. In connection with any borrowing the Fund may pledge up to 15% of its total assets taken at cost. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and related options.

     2. Purchase or sell interests in real estate, except readily marketable securities, including securities of real estate investment trusts.

     3. Purchase or sell commodities or commodities contracts, except that the Fund may enter into transactions in futures contracts and related options.

     4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

     5. Invest more than 25% of its total net asset value in any one industry provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     6. Invest more than five percent of the market value of its total assets at the time of purchase in the securities (except U.S. Government securities) of any one issuer or purchase more than ten percent of the outstanding voting securities of such issuer except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by
        Section 12(d)(1) of the 1940 Act.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Trustees.

     1. Purchase securities on margin, or sell securities short, but the Fund may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith.

     2. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.

     3. Purchase securities of a corporation in which a trustee of the Fund owns a controlling interest.

     4. Permit officers or trustees of the Fund to profit by selling securities to or buying them from the Fund. However, companies with which the officers and trustees of the Fund are connected may enter into underwriting agreements with the Fund to sell its shares, sell securities to, and purchase securities from the Fund when acting as broker or dealer at the customary and usual rates and discounts, to the extent permitted by the 1940 Act.

     5. Investments in repurchase agreements and purchases by the Fund of a portion of an issue of publicly distributed debt securities shall not be considered the making of a loan.

     6. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than fifteen percent of the value of the Fund's net assets would be invested in such securities provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     7. Invest more than five percent of the market value of its total assets in companies having a record together with predecessors of less than three years continuous operation and in securities not having readily available market quotations; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE MONEY MARKET FUND:

The Fund shall not:

     1. With respect to 75% of its assets, invest more than five percent of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer;

     2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition;

     3. Make any investment in real estate, commodities or commodities contracts, except that the Fund may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     4. Invest in interests in oil, gas, or other mineral exploration or development programs;

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than five percent of the Fund's assets would be invested in such securities;

     6. Lend money, except that the Fund may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Fund, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements";

     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby and obligations of domestic branches of United States banks);

     8. Make short sales of securities, unless at the time of the sale the Fund owns or has the right to acquire an equal amount of such securities;

     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

    10. Invest more than five percent of its assets in companies having a record, together with predecessors, of less than three years continuous operation;

    11. Write put or call options;

    12. Borrow in excess of ten percent of the market or other fair value of its total assets, or pledge its assets to an extent greater than five percent of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance; or

    13. Purchase any security which matures more than one year from the date of purchase.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE REAL ESTATE SECURITIES FUND.

     The Fund shall not:

     1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

     2. With respect to 75% of its total assets, invest more than five percent of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.

     4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.

     5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Fund may hold and sell real estate acquired as a result of the ownership of its securities.

     6. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

     8. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     9. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed ten percent of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed five percent of the fair market value of the Fund's total assets.

    10. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Fund's Trustees and which apply at the time of purchase of portfolio securities.

     1. The Fund may not make investments for the purpose of exercising control or management although the Fund retains the right to vote securities held by it.

     2. The Fund may not purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

     3. The Fund may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     4. The Fund may not invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

     5. The Fund may not invest in securities of any company if any officer or trustee of the Fund or of the Adviser owns more than one-half of one percent of the outstanding securities of such company, and such officers and trustees who own more than one-half of one percent own in the aggregate more than five percent of the outstanding securities of such issuer.

     6. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.

     7. The Fund may not invest more than five percent of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     8. The Fund may not purchase or otherwise acquire any security if, as a result, more than fifteen percent of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

TRUSTEES AND EXECUTIVE OFFICERS



     The Fund's Trustees and Executive Officers and their principal occupations for the past five years are listed below. For purposes hereof, the "Van Kampen American Capital Funds" refer to each of the open-end investment companies advised by the Adviser, excluding the Common Sense Trust and the American Capital Exchange Fund and Van Kampen American Capital Investment Advisory Corp. (the "VK Adviser"), excluding the Explorer Institutional Trust.



                                    TRUSTEES


                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
J. Miles Branagan.................. Co-founder, Chairman, Chief Executive Officer and
Strafford Hall                      President of MDT Corporation, a company which develops,
Suite 200                           manufactures, markets and services medical and scientific
1009 Slater Road                    equipment. A Trustee of each of the Van Kampen American
Harrisville, NC 27560               Capital Funds.
  Age: 63
Linda Hutton Heagy................. Managing Partner, Paul Ray Berndston, an executive
10 South Riverside Plaza            recruiting and management consulting firm. Formerly,
Suite 720                           Executive Vice President of ABN AMRO, N.A., a Dutch bank
Chicago, IL 60606                   holding company. Prior to 1992, Executive Vice President
  Age: 46                           of La Salle National Bank. A Trustee of each of the Van
                                    Kampen American Capital Funds.
Roger Hilsman...................... Professor of Government and International Affairs
251-1 Hamburg Cove                  Emeritus, Columbia University. A Trustee of each of the
Lyme, CT 06371                      Van Kampen American Capital Funds.
  Age: 76
R. Craig Kennedy................... President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.              United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036              Group Inc. Prior to 1992, President and Chief Executive
  Age: 44                           Officer, Director and member of the Investment Committee
                                    of the Joyce Foundation, a private foundation. A Trustee
                                    of each of the Van Kampen American Capital Funds.
Dennis J. McDonnell*............... President, Chief Operating Officer and a Director of the
One Parkview Plaza                  Adviser, the VK Adviser and Van Kampen American Capital
Oakbrook Terrace, IL 60181          Management, Inc. Executive Vice President and a Director
  Age: 53                           of VK/AC Holding, Inc. and Van Kampen American Capital,
                                    Inc. ("VKAC"). Chief Executive Officer of McCarthy,
                                    Crisanti & Maffei, Inc. Chairman and a Director of MCM
                                    Asia Pacific Company, Ltd. Executive Vice President and a
                                    Trustee of each of the Van Kampen American Capital Funds.
                                    President of the closed-end investment companies advised
                                    by the VK Adviser. Prior to December, 1991, Senior Vice
                                    President of Van Kampen Merritt Inc.
Donald C. Miller................... Prior to 1992, Director of Royal Group, Inc., a company
415 North Adams                     in insurance related businesses. Formerly Vice Chairman
Hinsdale, IL 60521                  and Director of Continental Illinois National Bank and
  Age: 75                           Trust Company of Chicago and Continental Illinois
                                    Corporation. A Trustee of each of the Van Kampen American
                                    Capital Funds and Chairman of such Funds advised by the
                                    VK Adviser.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
Jack E. Nelson..................... President of Nelson Investment Planning Services, Inc., a
423 Country Club Drive              financial planning company and registered investment
Winter Park, FL 32789               adviser. President of Nelson Investment Brokerage
  Age: 60                           Services Inc., a member of the National Association of
                                    Securities Dealers, Inc. ("NASD") and Securities
                                    Investors Protection Corp. A Trustee of each of the Van
                                    Kampen American Capital Funds.
Don G. Powell*..................... President, Chief Executive Officer and a Director of
2800 Post Oak Blvd.                 VK/AC Holding, Inc. and VKAC. Chairman, Chief Executive
Houston, TX 77056                   Officer and a Director of Van Kampen American Capital
  Age: 56                           Distributors, Inc. (the "Distributor"), the Adviser, the
                                    VK Adviser, Van Kampen American Capital Management, Inc.
                                    and Van Kampen American Capital Advisors, Inc. Chairman,
                                    President and a Director of Van Kampen American Capital
                                    Exchange Corporation, American Capital Contractual
                                    Services, Inc. and American Capital Shareholders Corpora-
                                    tion. Chairman and a Director of ACCESS Investor
                                    Services, Inc. ("ACCESS"), Van Kampen Merritt Equity
                                    Advisors Corp., Van Kampen Merritt Equity Holdings Corp.,
                                    and VCJ Inc., McCarthy, Crisanti & Maffei, Inc.,
                                    McCarthy, Crisanti & Maffei Acquisition, and Van Kampen
                                    American Capital Trust Company. Chairman, President and a
                                    Director of Van Kampen American Capital Services, Inc.
                                    President, Chief Executive Officer and a Trustee of each
                                    of the Van Kampen American Capital funds advised by the
                                    Adviser and the VK Adviser. Director, Trustee or Managing
                                    General Partner of other open-end investment companies
                                    and closed-end investment companies advised by the
                                    Adviser. Chairman of the Board of the closed-end
                                    investment companies advised by the VK Adviser.
Jerome L. Robinson................. President of Robinson Technical Products Corporation, a
115 River Road                      manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                 and equipment. Director of Pacesetter Software, a
  Age: 73                           software programming company specializing in white collar
                                    productivity. Director of Panasia Bank. A Trustee of each
                                    of the Van Kampen American Capital Funds.
Fernando Sisto..................... George M. Bond Chaired Professor and, prior to 1995, Dean
Stevens Institute                   of Graduate School and Chairman, Department of Mechanical
  of Technology                     Engineering, Stevens Institute of Technology. Director of
Castle Point Station                Dynalysis of Princeton, a firm engaged in engineering
Hoboken, NJ 07030                   research. A Trustee of each of the Van Kampen American
  Age: 71                           Capital Funds and Chairman of the Van Kampen American
                                    Capital Funds advised by the Adviser.
Wayne W. Whalen*................... Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive               & Flom, legal counsel to the Van Kampen American Capital
Chicago, IL 60606                   Funds. A Trustee of each of the Van Kampen American
  Age: 56                           Capital Funds. He also is a Trustee of the closed-end
                                    investment companies advised by the VK Adviser.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
William S. Woodside................ Vice Chairman of the Board of LSG Sky Chefs, Inc., a
712 Fifth Avenue                    caterer of airline food. Formerly, Director of Primerica
40th Floor                          Corporation (currently known as The Traveler's Inc.).
New York, NY 10019                  Formerly, Director of James River Corporation, a producer
  Age: 74                           of paper products. Trustee, and former President of
                                    Whitney Museum of American Art. Formerly, Chairman of
                                    Institute for Educational Leadership, Inc., Board of
                                    Visitors, Graduate School of The City University of New
                                    York, Academy of Political Science. Trustee of Committee
                                    for Economic Development. Director of Public Education
                                    Fund Network, Fund for New York City Public Education.
                                    Trustee of Barnard College. Member of Dean's Council,
                                    Harvard School of Public Health. Member of Mental Health
                                    Task Force, Carter Center. A Trustee of each of the Van
                                    Kampen American Capital Funds.



* Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Powell and McDonnell are interested persons of the Adviser and the Fund by reason of their position with the Adviser. Mr. Whalen is an interested person of the Adviser and the Fund by reason of his firm having acted as legal counsel to the Adviser and the Fund.



     Messrs. Powell and McDonnell own, or have the opportunity to purchase, an equity interest in VK/AC Holding, Inc., the parent company of VKAC and have entered into employment contracts (for a term of five years) with VKAC.



     The Fund's Officers other than Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at 2800 Post Oak Blvd., Houston, TX 77056. Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181.



                                    OFFICERS



                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
William N. Brown.........  Vice President              Executive Vice President of the Adviser,
  Age: 42                                              VK/AC Holding, Inc., VKAC, Van Kampen
                                                       American Capital Advisors, Inc., American
                                                       Capital Contractual Services, Inc., Van
                                                       Kampen American Capital Exchange
                                                       Corporation, ACCESS Investor Services,
                                                       Inc., and Van Kampen American Capital Trust
                                                       Company. Director of American Capital
                                                       Shareholders Corporation. Vice President of
                                                       each of the Van Kampen American Capital
                                                       Funds.
Peter W. Hegel...........  Vice President              Executive Vice President of the Adviser and
  Age: 39                                              the VK Adviser, Van Kampen American Capital
                                                       Advisors, Inc. Director of McCarthy,
                                                       Crisanti & Maffei, Inc. and McCarthy,
                                                       Crisanti & Maffei Acquisition Corporation.
                                                       Vice President of each of the Van Kampen
                                                       American Capital Funds. Vice President of
                                                       the closed-end funds advised by the VK
                                                       Adviser.
Curtis W. Morell.........  Vice President and Chief    Vice President and Chief Accounting Officer
  Age: 49                  Accounting Officer          of most of the investment companies advised
                                                       by the Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
Ronald A. Nyberg.........  Vice President and          Executive Vice President, General Counsel
  Age: 42                  Secretary                   and Secretary of Van Kampen American
                                                       Capital and VK/AC Holding, Inc. Executive
                                                       Vice President, General Counsel and a
                                                       Director of the Distributor. Executive Vice
                                                       President and General Counsel of the
                                                       Adviser and the VK Adviser, Van Kampen
                                                       American Capital Management, Inc., VSU Inc.
                                                       VCJ, Inc., Van Kampen Merritt Equity
                                                       Advisors Corp., and Van Kampen Merritt
                                                       Equity Holdings Corp. Executive Vice
                                                       President, General Counsel and Assistant
                                                       Secretary of Van Kampen American Capital
                                                       Advisors, Inc., American Capital
                                                       Contractual Services, Inc., Van Kampen
                                                       American Capital Exchange Corporation,
                                                       ACCESS Investor Services, Inc., American
                                                       Capital Shareholders Corporation, and Van
                                                       Kampen American Capital Trust Company.
                                                       General Counsel of McCarthy, Crisanti &
                                                       Maffei, Inc. and McCarthy, Crisanti &
                                                       Maffei Acquisition Corp. Vice President and
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds. Secretary of the
                                                       closed-end funds advised by the VK Adviser.
                                                       Director of ICI Mutual Insurance Co., a
                                                       provider of insurance to members of the
                                                       Investment Company Institute.
Robert C. Peck, Jr.......  Vice President              Executive Vice President and Director of
  Age: 49                                              the Adviser. Executive Vice President of
                                                       the VK Adviser. Vice President of each of
                                                       the Van Kampen American Capital Funds.
Alan T. Sachtleben.......  Vice President              Executive Vice President and a Director of
  Age: 53                                              the Adviser. Executive Vice President of
                                                       the VK Adviser. Vice President of each of
                                                       the Van Kampen American Capital Funds.
Paul R. Wolkenberg.......  Vice President              Executive Vice President of the Adviser.
  Age: 51                                              President, Chief Executive Officer and a
                                                       Director of Van Kampen American Capital
                                                       Trust Company and ACCESS. Vice President of
                                                       each of the Van Kampen American Capital
                                                       Funds.
Edward C. Wood III.......  Vice President and Chief    Senior Vice President of VK Adviser. Vice
  Age: 40                  Financial Officer           President and Chief Financial Officer of
                                                       each of the Van Kampen American Capital
                                                       Funds. Vice President, Treasurer and Chief
                                                       Financial Officer of the closed-end funds
                                                       advised by VK Adviser.
John L. Sullivan.........  Treasurer                   First Vice President of the Adviser and VK
  Age: 40                                              Adviser. Treasurer of each of the Van
                                                       Kampen American Capital Funds. Controller
                                                       of the closed-end funds advised by the VK
                                                       Adviser. Formerly Controller of open-end
                                                       funds advised by VK Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
Tanya M. Loden...........  Controller                  Controller of most of the investment
  Age: 36                                              companies advised by the Adviser, formerly
                                                       Tax Manager/Assistant Controller.
Nicholas Dalmaso.........  Assistant Secretary         Assistant Vice President and Senior
  Age: 30                                              Attorney of VKAC. Assistant Vice President
                                                       and Assistant Secretary of the Distributor,
                                                       the Adviser, the VK Adviser, and Van Kampen
                                                       American Capital Management, Inc. Assistant
                                                       Vice President of Van Kampen American
                                                       Capital Advisors, Inc. Assistant Secretary
                                                       of each of the Van Kampen American Capital
                                                       Funds, Assistant Secretary of the
                                                       closed-end funds advised by the VK Adviser.
                                                       Prior to May 1992, attorney for Cantwell &
                                                       Cantwell, a Chicago law firm.
Huey P. Falgout, Jr......  Assistant Secretary         Assistant Vice President and Senior
  Age: 32                                              Attorney of VKAC. Assistant Vice President
                                                       and Assistant Secretary of the Distributor,
                                                       the Adviser, the VK Adviser, Van Kampen
                                                       American Capital Management, Inc., Van
                                                       Kampen American Capital Advisors, Inc.,
                                                       American Capital Contractual Services,
                                                       Inc., Van Kampen American Capital Exchange
                                                       Corporation, ACCESS, and American Capital
                                                       Shareholders Corporation. Assistant
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds.
Scott E. Martin..........  Assistant Secretary         Senior Vice President, Deputy General
  Age: 39                                              Counsel and Assistant Secretary of VKAC.
                                                       Senior Vice President, Deputy General
                                                       Counsel and Secretary of the Adviser, the
                                                       VK Adviser and the Distributor, Van Kampen
                                                       American Capital Management, Inc., Van
                                                       Kampen American Capital Advisers, Inc., VSM
                                                       Inc., VCJ Inc., American Capital
                                                       Contractual Services, Inc., Van Kampen
                                                       American Capital Exchange Corporation,
                                                       ACCESS Investor Services, Inc., Van Kampen
                                                       Merritt Equity Advisors Corp., Van Kampen
                                                       Merritt Equity Holdings Corp., American
                                                       Capital Shareholders Corporation. Secretary
                                                       and Deputy General Counsel of McCarthy,
                                                       Crisanti, & Maffei, Inc. and McCarthy,
                                                       Crisanti & Maffei Acquisition. Chief Legal
                                                       Officer of McCarthy, Crisanti & Maffei,
                                                       S.A. Assistant Secretary of each of the Van
                                                       Kampen American Capital Funds. Assistant
                                                       Secretary of the closed-end funds advised
                                                       by the VK Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
Weston B. Wetherell......  Assistant Secretary         Vice President, Associate General Counsel
  Age: 39                                              and Assistant Secretary of VKAC, the
                                                       Adviser, the VK Adviser and the
                                                       Distributor, Van Kampen American Capital
                                                       Management, Inc. Van Kampen American
                                                       Capital Advisors, Inc. Assistant Secretary
                                                       of each of the Van Kampen American Capital
                                                       Funds. Assistant Secretary of closed-end
                                                       funds advised by VK Adviser.
Perry Farrell............  Assistant Treasurer         Assistant Treasurer of each of the Van
  Age: 59                                              Kampen American Capital Funds.
Steven M. Hill...........  Assistant Treasurer         Assistant Vice President of the Adviser and
  Age: 31                                              VK Adviser. Assistant Treasurer of each of
                                                       the Van Kampen American Capital Funds.
                                                       Assistant Treasurer of the closed-end funds
                                                       advised by the VK Adviser.
Robert Sullivan..........  Assistant Controller        Assistant Controller of each of the Van
  Age: 62                                              Kampen American Capital Funds.



     Each of the foregoing trustees and officers holds the same position with each of 46 Other Van Kampen American Capital mutual funds (the "Fund Complex"). Each trustee who is not an affiliated person of the Adviser, the Distributor or VKAC (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of his or her compensation and earn a return on such deferred amounts based upon the return of the common stock of the funds in the Fund Complex as more fully described below.



     The compensation of each Non-Affiliated Trustee includes a retainer from the mutual funds in the Fund Complex advised by the Adviser (the "AC Funds") in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. The annual retainer and the regular meeting fees are allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all of the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund participating in any special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings. The trustees have approved an aggregate compensation cap with respect to the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of mutual funds in the Fund Complex as of July 21, 1995 and certain other exceptions. In addition, the Adviser has agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



     Each Non-Affiliated Trustee can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund. Through the 1995 fiscal year of the Trust, the deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation.

After March 19, 1996, it is anticipated that the return on the deferred compensation may be determined by reference to either the return on the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund.



     The Trust adopted a retirement plan on January 26, 1996. Under the retirement plan, a Non-Affiliated Trustee who is receiving trustee's fees from the Fund prior to such Non-Affiliated Trustee's retirement, has at least ten years of service and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement. Under certain conditions, reduced benefits are available for early retirement provided the trustee has served at least five years. As of the date hereof, the retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. The Adviser will reimburse each AC Fund for expenses related to the retirement plan through December 31, 1996.

     Additional information regarding compensation before deferral by the Funds and the other funds in the Fund Complex is set forth in the table below.



                             COMPENSATION TABLE(1)


                                                                                                                     PENSION OR
                                                                                                                     RETIREMENT
                                                                                                                      BENEFITS
                                                AGGREGATE COMPENSATION BEFORE DEFERRAL FROM REGISTRANT(3)            ACCRUED AS
                                     -------------------------------------------------------------------------------  PART OF
                                                             MONEY     ASSET     DOMESTIC  EMERGING   REAL   GLOBAL  REGISTRANT
               NAME(2)               ENTERPRISE  GOVERNMENT  MARKET  ALLOCATION   INCOME    GROWTH   ESTATE  EQUITY  EXPENSES(4)
------------------------------------ ----------  ----------  ------  ----------  --------  --------  ------- ------- ----------
J. Miles Branagan....................   $1,020     $  950    $ 990     $  970     $  990    $  180   $   180 $   180   $  -0-
Dr. Richard E. Caruso................   $  780     $  720    $ 770     $  740     $  770    $  -0-   $   -0- $   -0-   $  -0-
Philip P. Gaughan....................   $  360     $  330    $ 330     $  330     $  330    $  150   $   150 $   150   $  -0-
Linda Hutton Heagy...................   $  360     $  340    $ 340     $  340     $  340    $  210   $   210 $   210   $  -0-
Dr. Roger Hilsman....................   $1,060     $  990    $1,030    $1,010     $1,030    $  180   $   180 $   180   $  -0-
R. Craig Kennedy.....................   $  440     $  410    $ 410     $  410     $  410    $  180   $   180 $   180   $  -0-
Donald C. Miller.....................   $  400     $  370    $ 370     $  370     $  370    $  150   $   150 $   150   $  -0-
Jack E. Nelson.......................   $  440     $  410    $ 410     $  410     $  410    $  180   $   180 $   180   $  -0-
David Rees...........................   $1,020     $  950    $ 990     $  970     $  990    $  180   $   180 $   180   $  -0-
Jerome L. Robinson...................   $  440     $  410    $ 410     $  410     $  410    $  180   $   180 $   180   $  -0-
Lawrence J. Sheehan..................   $1,060     $  990    $1,030    $1,010     $1,030    $  180   $   180 $   180   $  -0-
Dr. Fernando Sisto...................   $1,190     $1,170    $1,120    $1,170     $1,100    $  180   $   180 $   180   $  -0-
Wayne W. Whalen......................   $  440     $  410    $ 410     $  410     $  410    $  180   $   180 $   180   $  -0-
William S. Woodside..................   $1,020     $  950    $ 990     $  970     $  990    $  180   $   180 $   180   $  -0-

                                                          TOTAL
                                                       COMPENSATION
                                        ESTIMATED    BEFORE DEFERRAL
                                          ANNUAL     FROM REGISTRANT
                                         BENEFITS        AND FUND
                                           UPON        COMPLEX PAID
               NAME(2)                 RETIREMENT(4)  TO TRUSTEE(5)
-------------------------------------  ------------  ----------------
J. Miles Branagan....................     $  -0-         $ 84,250
Dr. Richard E. Caruso................     $  -0-         $ 57,250
Philip P. Gaughan....................     $  -0-         $ 76,500
Linda Hutton Heagy...................     $  -0-         $ 38,417
Dr. Roger Hilsman....................     $  -0-         $ 91,250
R. Craig Kennedy.....................     $  -0-         $ 92,625
Donald C. Miller.....................     $  -0-         $ 94,625
Jack E. Nelson.......................     $  -0-         $ 93,625
David Rees...........................     $  -0-         $ 83,250
Jerome L. Robinson...................     $  -0-         $ 89,375
Lawrence J. Sheehan..................     $  -0-         $ 91,250
Dr. Fernando Sisto...................     $  -0-         $ 98,750
Wayne W. Whalen......................     $  -0-         $ 93,375
William S. Woodside..................     $  -0-         $ 79,125


---------------


(1) The "Registrant" is the Trust, which currently consists of nine operating series. As indicated in the other explanatory notes, the amounts in the table relate to the applicable trustees during the Registrant's last fiscal year ended December 31, 1995 or the Fund Complex' last calendar year ended December 31, 1995. No Compensation was paid to any trustee with regard to the Growth and Income Fund.



(2) Messrs. Powell and McDonnell, trustees of the Fund, are affiliated persons of the Adviser and are not eligible for compensation or retirement benefits from the Registrant. Messrs. Gaughan, Kennedy, Miller, Nelson, Robinson and Whalen were elected by shareholders to the Board of Trustees on July 21, 1995. Ms. Heagy was appointed to the Board of Trustees on September 7, 1995. Mr. McDonnell was appointed to the Board of Trustees on January 29, 1996. Mr. Gaughan retired from the Board of Trustees on January 26, 1996. Messrs. Caruso, Rees and Sheehan were removed from the Board of Trustees effective September 7, 1995, January 29, 1996 and January 29, 1996, respectively.



(3) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each series in operation during the Registrant's fiscal year ended December 31, 1995. Amounts deferred, if any, by each trustee are set forth in a table below. Through the 1995 fiscal year of the Trust, the deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation. After March 19, 1996, it is anticipated that the return on the deferred compensation may be determined by reference to either the return on the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation.



(4) The amounts shown in these columns are zero because the Trust did not adopt its retirement plan until after the end of its 1995 fiscal year. The retirement plan is described above the Compensation Table.



(5) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each of the 46 mutual funds in the Fund Complex as of December 31, 1995. The following trustees deferred compensation from the Registrant and the Fund Complex during the calendar year ended December 31, 1995: Dr. Caruso, $41,750; Mr. Gaughan, $57,750; Ms. Heagy, $8,750; Mr. Kennedy, $65,875; Mr. Miller, $65,875; Mr. Nelson, $65,875; Mr. Rees, $8,375; Mr. Robinson, $62,375; Dr. Sisto, $30,260; and
    Mr. Whalen, $65,625. Through the 1995 fiscal year of the Trust, the deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation. After March 19, 1996, it is anticipated that the return on the deferred compensation may be determined by reference to either the return of the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap commenced on July 22, 1995 and covered the period between July 22, 1995 and December 31, 1995. Compensation received prior to July 22, 1995 was not subject to the cap. For the calendar year ended December 31, 1995, while certain trustees received compensation over $84,000 in the aggregate, no trustee received compensation in excess of the pro rata amount of the Fund Complex cap for the period July 22, 1995 through December 31, 1995. In addition to the amounts set forth above, certain trustees received lump sum retirement benefit distributions not subject to the cap in 1995 related to three mutual funds that ceased investment operations during 1995 as follows: Mr. Gaughan, $22,136; Mr. Miller, $33,205; Mr. Nelson, $30,851; Mr. Robinson, $11,068; and Mr. Whalen, $27,332. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell, McDonnell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received Total Compensation of $268,857 during the calendar year ended December 31, 1995.

DEFERRED FEES (INCLUDED IN ABOVE TABLE)(1)



                                                                     MONEY      ASSET      DOMESTIC   EMERGING    REAL     GLOBAL
             NAME OF TRUSTEE               ENTERPRISE   GOVERNMENT   MARKET   ALLOCATION    INCOME     GROWTH    ESTATE    EQUITY
-----------------------------------------  ----------   ----------   ------   ----------   --------   --------   ------    ------
Dr. Richard E. Caruso....................    $  780       $  720     $ 770      $  740      $  770     $  -0-    $  -0-    $ -0-
Philip P. Gaughan........................    $  180       $  170     $ 160      $  170      $  160     $  150    $  150    $ 150
Linda H. Heagy...........................    $  220       $  210     $ 200      $  210      $  200     $  180    $  180    $ 180
R. Craig Kennedy.........................    $  220       $  210     $ 200      $  210      $  200     $  180    $  180    $ 180
Donald C. Miller.........................    $  180       $  170     $ 160      $  170      $  160     $  150    $  150    $ 150
Jack E. Nelson...........................    $  220       $  210     $ 200      $  210      $  200     $  180    $  180    $ 180
Jerome L. Robinson.......................    $  220       $  210     $ 200      $  210      $  200     $  180    $  180    $ 180
Dr. Fernando Sisto.......................    $  730       $  720     $ 680      $  720      $  660     $  -0-    $  -0-    $ -0-
Wayne W. Whalen..........................    $  220       $  210     $ 200      $  210      $  200     $  180    $  180    $ 180



CUMULATIVE DEFERRED COMPENSATION ACCRUED BY FUND(1)



                                                                MONEY      ASSET     DOMESTIC   EMERGING      REAL       GLOBAL
           NAME OF TRUSTEE            ENTERPRISE  GOVERNMENT   MARKET    ALLOCATION   INCOME     GROWTH      ESTATE      EQUITY
------------------------------------- ----------  ----------  ---------  ----------  ---------  ---------   ---------   ---------
Dr. Richard E. Caruso................ $1,032.21   $1,082.47   $  941.79  $1,185.66   $1,048.25
Philip P. Gaughan.................... $  186.37   $  174.54   $  161.38  $  175.59   $  163.15  $ 155.72    $  158.88   $  154.65
Linda H. Heagy....................... $  227.80   $  215.61   $  201.73  $  216.90   $  203.93  $ 186.86    $  190.64   $  185.58
R. Craig Kennedy..................... $  227.80   $  215.61   $  201.73  $  216.90   $  203.93  $ 186.86    $  190.64   $  185.58
Donald C. Miller..................... $  186.37   $  174.54   $  161.38  $  175.59   $  163.15  $ 155.72    $  158.88   $  154.65
Jack E. Nelson....................... $  227.80   $  215.61   $  201.73  $  216.90   $  203.93  $ 186.86    $  190.64   $  185.58
David Rees........................... $5,507.08   $6,103.24   $5,560.64  $4,346.37   $3,570.25  $    -0-    $     -0-   $     -0-
Jerome L. Robinson................... $  227.80   $  215.61   $  201.73  $  216.90   $  203.93  $ 186.86    $  190.64   $  185.58
Dr. Fernando Sisto................... $6,329.08   $5,707.18   $4,787.12  $5,713.65   $5,135.86  $    -0-    $     -0-   $     -0-
Wayne W. Whalen...................... $  227.80   $  215.61   $  201.73  $  216.90   $  203.93  $ 186.86    $  190.64   $  185.58


---------------


(1) Through the 1995 fiscal year of the Trust, deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation. After March 19, 1996, it is anticipated that the return on deferred compensation may be determined by reference to either the return of the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation.



     The trustees and officers of the Trust, as a group, do not own any outstanding shares of the Trust because such shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). As of February 16, 1996, no trustee or officer of the Fund owns or would be able to acquire 5% or more of the common stock of VK/AC Holding, Inc.

INVESTMENT ADVISORY AGREEMENT

     The Trust and the Adviser are parties to an investment advisory agreement ("Advisory Agreement - I") pursuant to which the Fund retains the Adviser to manage the investment of assets and to place orders for the purchase and sale of portfolio securities for the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund and the Money Market Fund. The Fund and the Adviser are also parties to other investment advisory agreements ("Advisory Agreement - II, III, IV and V") pursuant to which the Adviser manages the investment of assets and places orders for the purchase and sale of portfolio securities for the Emerging Growth Fund, the Global Equity Fund, the Growth and Income Fund and the Real Estate Securities Fund, respectively, (Advisory Agreement - I, Advisory Agreement - II, Advisory Agreement - III, Advisory Agreement - IV and Advisory Agreement - V are referred to herein collectively as the "Advisory Agreements"). Under the Advisory Agreements, the Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund's investment objectives. The Adviser also furnishes at no cost to the Fund (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Fund the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary.

     Under the Advisory Agreements, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of each Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. The services are provided at cost which is allocated among the investment companies advised by the Adviser. The Trust also pays shareholder service agency fees, custodian fees, legal fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser.

     Under Advisory Agreement - I, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the subject Funds at an annual rate of 0.50% of the first $500 million of such Funds' aggregate average net assets; 0.45% of the next $500 million of such Funds' aggregate average net assets, and 0.40% of such Funds' aggregate average net assets in excess of $1 billion.


     Under Advisory Agreements - II, III, IV and V, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of 0.70% for the Emerging Growth Fund, 1.00% for the Global Equity Fund, 0.60% of the first $500 million and 0.55% in excess of $500 million for the Growth and Income Fund and 1.00% for the Real Estate Securities Fund, respectively.


     The average daily net assets of a Fund is determined by taking the average of all of the determinations of net assets of that Fund for each business day during a given calendar month. The fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any other direct or indirect majority owned subsidiary of VK/AC Holding, Inc., in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses incurred by such subsidiary of VK/AC Holding, Inc. in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Fund's benefit, and to advise the Trustees of the Fund of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any other direct or indirect majority owned subsidiary of VK/AC Holding, Inc., to receive in connection with the Fund's portfolio transactions or other arrangements which may benefit the Fund.

     Advisory Agreement - I also provides that, in the event the ordinary business expenses of the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund and the Money Market Fund for any fiscal year exceed 0.95% of the average daily net assets, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Fund monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions, (3) any distribution expenses which may be incurred in the event the Fund's Distribution Plan is implemented, and (4) certain litigation and indemnification expenses as described in the Advisory Agreement. No such limit applies with respect to Advisory Agreement - II, Advisory Agreement - III, Advisory Agreement - IV and Advisory Agreement - V.

     In addition to the contractual expense limitation, the Adviser elected to reimburse the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund, the Money Market Fund for all ordinary business expenses in excess of .60% of the average daily net assets.


     The following table shows expenses paid under the Advisory Agreements during the periods ended December 31, 1993, December 31, 1994 and December 31, 1995. The Growth and Income Fund did not commence operations as of the date of this Prospectus.


                                                        DOMESTIC                    MONEY        ASSET
             PERIOD ENDING                ENTERPRISE     INCOME     GOVERNMENT     MARKET      ALLOCATION
           DECEMBER 31, 1993:                FUND         FUND         FUND         FUND          FUND
----------------------------------------  ----------    --------    ----------    ---------    ----------
Advisory fees                              $ 345,093    $132,513     $393,050     $ 144,373     $ 319,607
Accounting Services                        $  66,688    $ 63,008     $ 68,628     $  59,477     $  68,254
Contractual expense reimbursement          $      --    $ 14,128     $     --     $     445     $      --
Voluntary expense reimbursement            $  84,676    $ 93,319     $ 80,855     $ 101,061     $  90,379

             PERIOD ENDING
           DECEMBER 31, 1994:
----------------------------------------
Advisory fees                              $ 346,359    $130,474     $351,674     $ 152,665     $ 307,894
Accounting Services                        $  52,665    $ 51,604     $ 58,043     $  51,778     $  55,826
Contractual expense reimbursement          $      --    $    302     $     --     $      --     $      --
Voluntary expense reimbursement            $  57,464    $ 91,332     $ 68,843     $  80,915     $  75,169


             PERIOD ENDING
           DECEMBER 31, 1995:
----------------------------------------
Advisory fees                              $ 355,715    $130,064     $333,447     $ 121,552     $ 302,141
Accounting Services                        $  55,772    $ 49,819     $ 57,526     $  48,109     $  57,576
Contractual expense reimbursement          $      --    $     --     $     --     $      --     $      --
Voluntary expense reimbursement            $  56,680    $ 86,887     $ 77,421     $  80,637     $  85,602



                                                                     EMERGING      GLOBAL      REAL ESTATE
    PERIOD FROM JULY 3, 1995 THROUGH                                  GROWTH       EQUITY      SECURITIES
           DECEMBER 31, 1995:                                          FUND         FUND          FUND
----------------------------------------                            ----------    ---------    ----------
Advisory fees                                                        $  4,798     $  10,983     $  18,136
Accounting Services                                                  $  3,222     $   7,200     $   3,153
Contractual expense reimbursement                                    $ 19,858     $  43,031     $   7,173
Voluntary expense reimbursement                                      $     --     $      --     $      --


     The Advisory Agreements with respect to each subject Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trust's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.

DISTRIBUTOR


     The Distributor acts as the principal underwriter of the shares of the Trust pursuant to written agreements (the "Underwriting Agreement"). The Distributor is owned by the Adviser's parent company. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trust's Trustees or by a vote of a majority of the Trust's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Underwriting Agreement or interested persons of any party, by votes cast in person at a meeting called for that purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.

     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising and any costs of qualification of shares for sales under state blue sky laws. The Trust pays all expenses attributable to the registrations of its shares under federal law, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

TRANSFER AGENT


     For the fiscal years ended December 31, 1993, 1994, and 1995, ACCESS, shareholder service agent and dividend disbursing agent for the Trust, received fees aggregating $18,000, $18,000 and $15,514, respectively, from each Fund, excluding Emerging Growth, Global Equity and Real Estate, for these services. These services are provided at cost plus a profit.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of the commissions, if any, paid on such transactions. It is the policy of the Advisers to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services, as described below, on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Advisers consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services, a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     Pursuant to provisions of the Advisory Agreements, the Trust's Trustees have authorized the Advisers to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Advisers. The Advisers are of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Trust. The Advisers undertake that such higher commissions will not be paid by the Fund unless (a) the Advisers determine in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisers' overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of the Advisers, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the

Trust over the long term. The investment advisory fee paid by the Trust under the Advisory Agreements is not reduced as a result of the Advisers' receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Advisers may consider sales of shares of the Trust and of the other Van Kampen American Capital mutual funds as a factor in the selection of dealers to execute portfolio transactions for the Trust.


     Prior to December 20, 1994, the Fund placed brokerage transactions with brokers who were considered affiliated persons of the Adviser's former parent, The Travelers Inc. Such affiliated persons included Smith Barney Inc. ("Smith Barney") and Robinson Humphrey, Inc. ("Robinson Humphrey"). Effective December 20, 1994, Smith Barney and Robinson Humphrey ceased to be affiliates of the Adviser. The negotiated commission paid to an affiliated broker on any transaction would be comparable to that payable to a non-affiliated broker in a similar transaction.


     The Trust paid the following commissions to affiliated brokers during the periods shown:

Commissions Paid:


                                                                     SMITH BARNEY       ROBINSON
                                                                       SHEARSON         HUMPHREY
                                                                     ------------       --------
Fiscal 1993
  Money Market Fund                                                          --              --
  Enterprise Fund                                                      $ 32,295              --
  Government Fund                                                      $  2,739
  Asset Allocation Fund                                                $ 18,185          $  455
  Domestic Income Fund                                                       --              --
Fiscal 1994
  Money Market Fund                                                          --              --
  Enterprise Fund                                                      $ 36,136          $1,330
  Government Fund                                                      $  2,578              --
  Asset Allocation Fund                                                $ 27,550          $   42
  Domestic Income Fund                                                       --              --


     The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts, including the Trust, managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

     The following table summarizes for each portfolio the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions. The Growth and Income Fund commenced operations after the end of fiscal year 1995.



                                                                        ASSET      DOMESTIC    MONEY
                                          ENTERPRISE    GOVERNMENT   ALLOCATION     INCOME    MARKET
                                             FUND          FUND         FUND         FUND      FUND
                                          -----------   ----------   -----------   --------   -------
1993
  Total brokerage commissions             $   283,795    $ 12,198    $   259,924         --        --
  Commissions for research services       $   146,345           0    $   155,243         --        --
  Value of research transactions          $84,070,654           0    $83,666,168         --        --
1994
  Total brokerage commissions             $   340,219    $ 15,213    $   212,116   $    395        --
  Commissions for research services       $   144,248          --    $    90,649         --        --
  Value of research transactions          $84,974,336          --    $72,221,352         --        --
1995
  Total brokerage commissions             $   305,770    $ 30,598    $   157,404         --        --
  Commissions for research services       $   114,552          --    $    64,689         --        --
  Value of research transactions          $66,483,840          --    $48,252,618         --        --



                                                                                        REAL
                                                            EMERGING      GLOBAL       ESTATE
                                                             GROWTH       EQUITY     SECURITIES
                                                              FUND         FUND         FUND
                                                           ----------     ------     -----------
Total brokerage commissions..............................  $    2,474     $9,763     $    14,076
Commissions for research services........................       2,134         --          12,934
Value of research transactions...........................   2,340,642         --      12,044,246


PORTFOLIO TURNOVER


     The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of each Fund's investment portfolio securities during such fiscal year. Securities which mature in one year or less at the time of acquisition are not included in this computation. The turnover rate may vary greatly from year to year as well as within a year. The Fund's investment portfolio turnover rate for prior years is shown under "Financial Highlights" in the Prospectus.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Fund is computed by dividing the value of all securities held by the Fund plus other assets, less liabilities, by the number of shares outstanding. This computation is made for each Fund as of the close of business each day the Exchange (the "Exchange") is open (currently 4:00 p.m., New York time). The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MONEY MARKET FUND NET ASSET VALUATION

     The valuation of the Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if it sold the instrument.

     The Fund's use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by the Adviser to be of eligible quality with minimal credit risks.

     The Fund has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as the Fund or the Trustees deem appropriate, to determine the extent, if any, to which the new asset value per share calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event such deviation should exceed four tenths of one percent, the Trustees are required to promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined by using available market quotations.

DOMESTIC INCOME FUND NET ASSET VALUATION

     The net asset value of this Fund is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the New York Stock Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by the National Association of Securities Dealers Automated Quotations ("NASDAQ") or by broker-dealers, and (iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Fund's Trustees.

ASSET ALLOCATION, DOMESTIC INCOME, EMERGING GROWTH, ENTERPRISE, GLOBAL EQUITY, GROWTH AND INCOME AND REAL ESTATE SECURITIES FUNDS NET ASSET VALUATION

     The net asset value of these Funds is computed by (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, or if there has been no sale that day at the last reported bid price, using prices as of the close of trading on the New York Stock Exchange, (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by NASDAQ or by broker-dealers, and (iii) valuing any securities for which market quotations are readily available, and any other assets at fair value as determined in good faith by the Trust's Trustees. Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available, and any other assets are valued at fair value as determined in good faith by the Trust's Trustees.

     With respect to certain Funds, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets, on certain Saturdays, and in various foreign markets on days which are not business days in New York, and on which the Fund's net asset value is not calculated, and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

GOVERNMENT FUND NET ASSET VALUATION

     U.S. Government securities are traded in the over-the-counter market and are valued at the last available bid price. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options, interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.

PURCHASE AND REDEMPTION OF SHARES

     The purchase of shares of the Funds is currently limited to the Accounts as explained on the cover page and in the Prospectus. Such shares are sold and redeemed at their respective net asset values as described in the Prospectus.

     Redemptions are not made on days during which the New York Stock Exchange is closed, including those holidays listed under "Determination of Net Asset Value." The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the New York Stock Exchange is closed for other than customary weekends or holidays; (b) trading on the New York Stock Exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the Securities and Exchange Commission, by order, so permits.

DISTRIBUTIONS AND TAXES


     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, a Fund will not be subject to Federal income taxes on amounts paid by it as dividends and distributions to the Account. Each Fund expects to be treated as a separate entity for purposes of determining Federal tax treatment. Accordingly, in order to qualify as a "regulated investment company" at the end of each quarter of its taxable year, at least 50% of the aggregate value of each Fund's net assets must consist of cash, cash items, government securities and other securities, limited with respect to each issuer at the time of purchase to not more than five percent of that Fund's total assets. Similar but slightly different investment requirements apply to each Fund because it provides benefits under variable life insurance policies. Additional requirements applicable to the Government Fund are described in the Prospectus under "Government Fund-General." The Trust will endeavor to ensure that each Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.


     Each Fund is subject to a four percent excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary income for the twelve months ended December 31, plus (2) 98% of its capital gains net income for the twelve months ended October 31 of such year. Each Fund intends to distribute sufficient amounts to avoid liability for the excise tax.

     Dividends and distributions declared to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on the record date even though paid in the next year.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these regulations are subject to change by legislative or administrative action.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.

     With respect to certain Funds, the Fund may qualify for and may make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a foreign tax credit by reason of the Fund's election under Section 853 of the Code subject to the certain limitations imposed by Section 904 of the Code. Also under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect of the shareholder's pro rata share of foreign taxes paid by the Fund. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income.

BACK-UP WITHHOLDING

     The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that he has provided a correct taxpayer identification number and that he is not subject to withholding. (An individual's taxpayer identification number is his social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

TAX TREATMENT OF OPTION AND FUTURES TRANSACTIONS

     The Code includes special rules applicable to the listed options, futures contracts, and options on futures contracts which certain Funds may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

     Certain of the Funds' transactions in options, futures contracts, and options on futures contracts, particularly hedging transactions, may constitute "straddles" which are defined in the Internal Revenue Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain identification requirements are met.

     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.

FUND PERFORMANCE

     The Adviser has agreed so long as it serves as adviser to the Fund to limit the ordinary business expenses of the Asset Allocation Fund, the Domestic Income Fund, the Enterprise Fund, the Government Fund, the Money Market Fund to 0.60% per year of the average net assets of each such Fund by reducing the advisory fee and/or bearing other expenses of a Fund in excess of such limitation.


     The Government Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and the nine-year-and-nine-month period ended December 31, 1995 were 17.17%, 8.17% and 7.37%, respectively.



     The Domestic Income Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and the eight-year-and-one-half-month period ended December 31, 1995, were 21.37%, 12.99% and 8.08%, respectively. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices.



     The Enterprise Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and nine-year-and-nine-month period ended December 31, 1995 were 36.98%, 16.16% and 9.83%, respectively.



     The Asset Allocation Fund's average annual total returns (computed in the manner described in the Prospectus) for the one-year, five-year and the eight-and-six-month period ended December 31, 1995 were 31.36%, 13.19% and 10.49%, respectively. Future results will be affected by changes in the general level of prices of securities available for purchase. These periods have been ones of fluctuating common stock prices.



     The Government Fund's and the Domestic Income Fund's annualized current yields for the 30-day period ended December 31, 1995 were 5.99% and 7.97%, respectively. The Funds' yields are not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.



     The Emerging Growth Fund's, the Global Equity Fund's and the Real Estate Securities Fund's average annual total return (computed in the manner described in the Prospectus) for the period July 3, 1995 through December 31, 1995 was 17.10%, 3.10% and 8.35%, respectively.



     From time to time VKAC will announce the results of monthly polls of U.S. investor intentions -- the Van Kampen American Capital Index of Investor Intentions and the Van Kampen American Capital Mutual Fund Index -- which polls measure how Americans plan to use their money.



     From time to time, in reports or other communications, or in advertising or sales materials, the Adviser may announce the results of actual tests performed by DALBAR Financial Securities, Inc., an independent research firm, as they relate to the level of services for mutual fund investors, and may refer to the Missouri Quality Award received by ACCESS, the Fund's transfer agent, in 1993. In addition, the Adviser may also refer to the Houston Awards for Quality, received by American Capital in 1994.



     From time to time, in reports or other communications, or in advertising or sales materials the Adviser may graphically illustrate the relative average annual returns of the following categories for the prior ten-year period:
Inflation, Short-Term Government Securities, Long-Term Government Securities, Equity REITs and Common Stocks.



     The Growth and Income Fund commence operations after the end of fiscal year 1995.

MONEY MARKET FUND YIELD INFORMATION


     The Money Market Fund's annualized current yield for the seven-day period ending December 31, 1995 was 5.02%. Its compound effective yield for the same period was 5.14%.


     The yield of the Fund is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size. The Fund may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Fund, their quality and length of maturity, and the Fund's operating expenses. The length of maturity for the Fund is the average dollar weighted maturity of the Fund. This means that the Fund has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

     The yield fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.

     Other portfolios of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Fund could vary upwards or downwards if another method of calculation or base period were used.

OTHER INFORMATION

CUSTODY OF ASSETS -- All securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.


SHAREHOLDER REPORTS -- Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders.



INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 1201 Louisiana, Houston, Texas 77002, the independent accountants for the Fund, performs an annual audit of the Fund's financial statements.

FINANCIAL STATEMENTS


     The attached financial statements are in the form in which they appear in the Annual Report to Shareholders including the related report of Independent Accountants.

                                    APPENDIX

     Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps, Inc. ("Duff") and IBCA Limited and IBCA Inc. ("IBCA");

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will established industries, high rates of return of portfolios employed, conservative well established industries, high rates of return of portfolios employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff, Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors small.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. The designation A2 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA.

     Bonds which are rated Aaa by Moody's are judged to be of the best quality. Bonds are rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

     Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Rating and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

 COMMON STOCK FUND                                   PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK AND EQUIVALENTS 94.6%
           CONSUMER DISTRIBUTION 5.1%
        *7 Best Buy, Inc.........................................   $   112,125
         8 Dayton Hudson Corp....................................       607,500
         9 Gap, Inc..............................................       373,800
       *21 Kroger Co.............................................       795,000
        10 May Department Stores Co..............................       401,375
        12 Sears, Roebuck & Co...................................       479,700
       *11 Sports & Recreation, Inc..............................        81,225
        46 Wal-Mart Stores, Inc..................................     1,024,775
                                                                    -----------
                                                                      3,875,500
                                                                    -----------
           CONSUMER DURABLES 3.8%
        11 Chrysler Corp.........................................       592,512
        20 Ford Motor Co.........................................       582,900
        24 General Motors Corp...................................     1,290,150
        15 Newell Co.............................................       385,538
                                                                    -----------
                                                                      2,851,100
                                                                    -----------
           CONSUMER NON-DURABLES 7.7%
         4 Clorox Co.............................................       286,500
         9 Colgate-Palmolive Co..................................       646,300
        28 Dial Corp.............................................       820,612
         5 General Mills, Inc....................................       306,075
        15 Nabisco Holdings Corp., Class A.......................       473,063
        22 Philip Morris Companies, Inc..........................     1,954,800
        22 Quaker Oats Co........................................       759,000
         4 Ralston-Purina Group..................................       224,550
         8 Tambrands, Inc........................................       358,125
                                                                    -----------
                                                                      5,829,025
                                                                    -----------
           CONSUMER SERVICES 4.9%
       *29 Cox Communications, Inc...............................       557,700
         5 Disney (Walt) Co......................................       283,200
         9 Harcourt General, Inc.................................       381,063
        *3 ITT Corp..............................................       180,200
         9 Marriott International, Inc...........................       344,250
         2 McGraw Hill, Inc......................................       174,250
        11 New York Times Co., Class A...........................       319,950
        40 Time Warner, Inc......................................     1,511,213
                                                                    -----------
                                                                      3,751,826
                                                                    -----------
           ENERGY 14.9%
         7 Amoco Corp............................................       488,750
         3 Atlantic Richfield Co.................................       299,025
        11 Baker Hughes, Inc.....................................       258,375
        17 Coastal Corp..........................................       644,425
        15 Exxon Corp............................................     1,177,837
         7 Halliburton Co........................................       369,562
         6 Mobil Corp............................................       627,200
        20 Noble Affiliates, Inc.................................       597,500
        15 Norsk Hydro, SA, ADR..................................       615,563
        20 Occidental Petroleum Corp.............................       427,500
         9 Pacific Enterprises...................................       240,125

                                               See Notes to Financial Statements

 COMMON STOCK FUND                       PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
        27 Panhandle Eastern Corp................................   $   741,475
        17 Pogo Producing Co.....................................       483,075
        11 Repsol SA, ADR........................................       361,625
        10 Royal Dutch Petroleum Co., ADR........................     1,411,250
         7 Schlumberger, Ltd.....................................       463,975
        17 Sonat, Inc............................................       619,875
        12 Texaco, Inc...........................................       949,850
         4 Tosco Corp............................................       156,313
        11 Total, SA, ADR........................................       384,200
                                                                    -----------
                                                                     11,317,500
                                                                    -----------
           FINANCE 11.5%
         7 Aetna Life & Casualty Co..............................       463,975
         6 Allmerica Financial Corp..............................       148,500
        20 Allstate Corp.........................................       825,749
         6 AMBAC, Inc............................................       281,250
         4 American Bankers Insurance Group......................       163,800
         5 American International Group, Inc.....................       457,875
         5 BankAmerica Corp......................................       310,800
         7 Bankers Trust New York Corp...........................       445,550
        24 Bear Stearns Companies, Inc...........................       482,962
      *189 Chase Manhattan Corp., warrants (expiring 6/30/96)....         4,938
        12 Chemical Banking Corp.................................       722,625
         7 Federal National Mortgage Association.................       819,225
         7 Fleet Financial Group, Inc............................       277,100
        11 Franklin Resources, Inc...............................       539,012
        15 Great Western Financial Corp..........................       369,750
         9 Morgan (J.P.) & Co., Inc..............................       738,300
        19 Providian Corp........................................       757,950
        14 St. Paul Companies, Inc...............................       750,938
         5 SunAmerica, Inc.......................................       213,750
                                                                    -----------
                                                                      8,774,049
                                                                    -----------
           HEALTH CARE 8.5%
         5 American Home Products Corp...........................       455,900
        *5 Amgen, Inc............................................       267,187
         6 Bristol-Myers Squibb Co...............................       532,425
        63 Caremark International, Inc...........................     1,134,625
        25 Community Psychiatric Centers.........................       305,025
        27 Mallinckrodt Group, Inc...............................       978,488
         9 Merck & Co., Inc......................................       618,050
         4 Pfizer, Inc...........................................       264,600
        10 Pharmacia & Upjohn, Inc...............................       393,313
         8 Schering-Plough Corp..................................       448,950
       *14 Tenet Healthcare Corp.................................       286,350
         8 Warner-Lambert Co.....................................       786,713
                                                                    -----------
                                                                      6,471,626
                                                                    -----------
           PRODUCER MANUFACTURING 9.1%
         4 Emerson Electric Co...................................       318,825
         5 Fluor Corp............................................       330,000
        10 Foster Wheeler Corp...................................       425,000
        19 General Electric Co...................................     1,389,600
         7 Honeywell, Inc........................................       325,788

                                               See Notes to Financial Statements

 COMMON STOCK FUND                       PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
        *3 ITT Industries........................................   $    81,600
        10 Rockwell International Corp...........................       528,750
        11 TRW, Inc..............................................       829,250
       *10 Varity Corp...........................................       378,675
        76 WMX Technologies, Inc.................................     2,282,450
                                                                    -----------
                                                                      6,889,938
                                                                    -----------
           RAW MATERIALS/PROCESSING INDUSTRIES 11.9%
         4 Air Products & Chemicals., Inc........................       216,275
        24 Barrick Gold Corp.....................................       635,637
        14 Boise Cascade Corp....................................       495,137
         7 Consolidated Papers...................................       381,650
        *2 Crown Vantage, Inc....................................        33,487
        16 Du Pont (E.I) de Nemours & Co, Inc....................     1,124,987
         9 Freeport McMoRan, Inc., Copper and Gold, Class B......       244,687
         8 Georgia-Pacific Corp..................................       562,725
         9 Homestake Mining and Gold.............................       146,875
        20 International Paper Co................................       757,500
        51 James River Corp......................................     1,218,313
         7 Mead Corp.............................................       339,625
         7 Monsanto Co...........................................       796,250
         7 Nalco Chemical Co.....................................       201,838
         4 Newmont Gold Co.......................................       192,500
         9 Nucor Corp............................................       491,275
        13 Union Camp Corp.......................................       600,075
         6 Union Carbide Corp....................................       217,500
         7 Willamette Industries, Inc............................       388,125
                                                                    -----------
                                                                      9,044,461
                                                                    -----------
           TECHNOLOGY 4.6%
         3 Avnet, Inc............................................       152,150
       *10 Gateway 2000, Inc.....................................       254,800
        13 General Dynamics Corp.................................       762,712
         7 General Motors Corp., Class H.........................       343,875
         4 Hewlett-Packard Co....................................       293,125
         4 Intel Corp............................................       215,650
         8 International Business Machines Corp..................       743,175
       *11 LSI Logic Corp........................................       363,525
         4 Motorola, Inc.........................................       228,000
        *8 National Semiconductor Corp...........................       171,325
                                                                    -----------
                                                                      3,528,337
                                                                    -----------
           TRANSPORTATION 1.0%
        *4 AMR Corp..............................................       311,850
         3 Canadian National Railway.............................        48,000
        10 Illinois Central Corp.................................       364,563
                                                                    -----------
                                                                        724,413
                                                                    -----------
           UTILITIES 11.6%
         4 American Electric Power, Inc..........................       170,100
         7 Ameritech Corp........................................       383,500
        13 AT&T Corp.............................................       867,650
         6 Bell Atlantic Corp....................................       374,500
         9 Bellsouth Corp........................................       391,500

                                               See Notes to Financial Statements

 COMMON STOCK FUND                       PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                             Market Value
-------------------------------------------------------------------------------
         1 Boston Edison Co.....................................   $    38,350
         4 Carolina Power & Light Co............................       131,100
         4 Central & South West Corp............................       103,137
         3 CMS Energy Group.....................................        80,662
         4 Detroit Edison Co....................................       151,800
         9 FPL Group, Inc.......................................       426,650
        11 Frontier Corp........................................       315,000
         2 General Public Utilities Corp........................        78,200
         8 Illinova Corp........................................       249,000
        22 MCI Communications Corp..............................       569,525
         3 New York State Electric & Gas Corp...................        77,625
         2 NIPSCO Industries, Inc...............................        76,500
         2 Northern State Power.................................        78,600
         7 NYNEX Corp...........................................       356,400
         3 Ohio Edison Co.......................................        77,550
         2 Oklahoma Gas & Electric Co...........................        77,400
         6 Pacific Telesis Group................................       188,300
         4 Pacificorp...........................................        80,750
        20 Peco Energy Co.......................................       608,525
         3 Pinnacle West Capital Corp...........................        80,500
         3 Public Service Co. of Colorado.......................       106,125
        11 Public Service Co. of New Mexico.....................       193,875
         3 Rochester Gas & Electric Co..........................        72,400
         7 SBC Communications, Inc..............................       379,500
         3 Southwestern Public Service Co.......................        81,875
        24 Sprint Corp..........................................       964,975
         9 Telefonica de Espana, SA, ADR........................       381,063
         3 Texas Utilities Co...................................       115,150
         7 US West Communications Group.........................       250,250
         2 Unicom Corp..........................................        75,325
        *5 WorldCom, Inc........................................       172,725
                                                                   -----------
                                                                     8,826,087
                                                                   -----------
           TOTAL COMMON STOCK AND EQUIVALENTS (Cost
           $62,609,418).........................................    71,883,862
                                                                   -----------
 Par
 Amount
 (000)
 ------
           REPURCHASE AGREEMENTS 5.4%
    $4,145 Lehman Government Securities, Inc., dated 12/29/95,
           5.85%, due 01/02/96, (collateralized by U.S.
           Government obligations in a pooled cash account)
           repurchase proceeds $4,147,694
           (Cost $4,145,000)....................................     4,145,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $66,754,418) 100.0%.....................   76,028,862
 OTHER ASSETS AND LIABILITIES, NET 0.0%..........................      (19,002)
                                                                   -----------
 NET ASSETS 100%.................................................  $76,009,860
                                                                   -----------

 *  Non-income producing security

                                               See Notes to Financial Statements

 COMMON STOCK FUND                        STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $66,754,418).................... $76,028,862
Cash...............................................................         745
Receivable for investments sold....................................     165,995
Dividends and interest receivable..................................     154,343
Other assets.......................................................      20,403
                                                                    -----------
 Total Assets......................................................  76,370,348
                                                                    -----------
LIABILITIES
Payable for investments purchased..................................     200,775
Payable for Fund shares redeemed...................................      66,703
Due to Adviser.....................................................      26,292
Deferred Trustees' compensation....................................      20,167
Due to shareholder service agent...................................       1,200
Accrued expenses...................................................      45,351
                                                                    -----------
 Total Liabilities.................................................     360,488
                                                                    -----------
NET ASSETS, equivalent to $14.69 per share......................... $76,009,860
                                                                    -----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 5,173,759 shares outstanding................... $    51,738
Capital surplus....................................................  64,118,310
Undistributed net realized gain on securities......................   2,532,183
Net unrealized appreciation of securities..........................   9,274,444
Undistributed net investment income................................      33,185
                                                                    -----------
NET ASSETS......................................................... $76,009,860
                                                                    -----------

                                       F-5
                                               See Notes to Financial Statements

 COMMON STOCK FUND                                       FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                      Year Ended
                                                               December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................................................    $ 1,632,554
Interest......................................................        259,259
                                                                  -----------
 Investment income............................................      1,891,813
                                                                  -----------
EXPENSES
Management fees...............................................        355,715
Shareholder service agent's fees and expenses.................         15,940
Accounting services...........................................         55,772
Trustees' fees and expenses...................................         13,161
Audit fees....................................................         14,703
Custodian fees................................................         16,307
Legal fees....................................................          3,795
Reports to shareholders.......................................          7,487
Miscellaneous.................................................            657
Expense reimbursement.........................................        (56,680)
                                                                  -----------
 Total expenses...............................................        426,857
                                                                  -----------
NET INVESTMENT INCOME.........................................      1,464,956
                                                                  -----------
REALIZED AND UNREALIZED GAIN ON SECURITIES
Net realized gain on securities...............................     10,869,574
Net unrealized appreciation of securities during the period...      9,837,636
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES................     20,707,210
                                                                  -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............    $22,172,166
                                                                  -----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended December 31
                                                      ------------------------
                                                             1995         1994
-------------------------------------------------------------------------------
NET ASSETS, beginning of period...................... $67,471,922  $72,259,545
                                                      -----------  -----------
OPERATIONS
 Net investment income...............................   1,464,956    1,190,278
 Net realized gain on securities.....................  10,869,574    6,950,717
 Net unrealized appreciation (depreciation) of
 securities during the period........................   9,837,636  (10,647,731)
                                                      -----------  -----------
  Increase (decrease) in net assets resulting from
  operation..........................................  22,172,166   (2,506,736)
                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income...............................  (1,446,938)  (1,197,291)
 Net realized gain on securities.....................  (8,808,250)  (6,788,651)
                                                      -----------  -----------
                                                      (10,255,188)  (7,985,942)
                                                      -----------  -----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold...........................   6,340,082   11,714,030
 Proceeds from shares issued for distributions
 reinvested..........................................  10,255,188    7,985,942
 Cost of shares redeemed............................. (19,974,310) (13,994,917)
                                                      -----------  -----------
  Increase (decrease) in net assets from capital
  transactions.......................................  (3,379,040)   5,705,055
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS....................   8,537,938   (4,787,623)
                                                      -----------  -----------
NET ASSETS, end of period (including undistributed
 net investment income of $33,185
 and $15,167, respectively).......................... $76,009,860  $67,471,922
                                                      -----------  -----------
CAPITAL SHARE TRANSACTIONS
Shares sold..........................................     438,275      827,085
Shares issued for distributions reinvested...........     703,905      648,452
Shares redeemed......................................  (1,413,351)    (989,273)
                                                      -----------  -----------
  Increase (decrease) in capital shares outstanding..    (271,171)     486,264
                                                      -----------  -----------

                                       F-6
                                               See Notes to Financial Statements

 COMMON STOCK FUND                                       FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated

--------------------------------------------------------------------------------

                                              Year Ended December 31
                                       ----------------------------------------
                                          1995     1994    1993    1992    1991
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.   $12.39   $14.57  $14.21  $13.44  $10.09
                                       -------  -------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income...................      .41      .33     .30     .31    .335
 Expenses............................     (.10)    (.09)   (.11)   (.10)   (.10)
 Expense reimbursement(/1/)..........      .01      .01     .02     .02     .03
                                       -------  -------  ------  ------  ------
Net investment income................      .32      .25     .21     .23    .265
Net realized and unrealized gain
 (loss) on securities................     4.22   (.7625) 1.0325     .77    3.37
                                       -------  -------  ------  ------  ------
Total from investment operations.....     4.54   (.5125) 1.2425    1.00   3.635
                                       -------  -------  ------  ------  ------
LESS DISTRIBUTIONS FROM
 Net investment income...............   (.3175)    (.25)  (.215)   (.23)  (.285)
 Net realized gain on securities.....  (1.9225) (1.4175) (.6675)    --      --
                                       -------  -------  ------  ------  ------
Total distributions..................    (2.24) (1.6675) (.8825)   (.23)  (.285)
                                       -------  -------  ------  ------  ------
Net asset value, end of period.......   $14.69   $12.39  $14.57  $14.21  $13.44
                                       -------  -------  ------  ------  ------
TOTAL RETURN.........................    36.98%  (3.39%)  8.98%   7.48%  36.41%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).    $76.0    $67.5   $72.3   $65.6   $57.8
Average net assets (millions)........    $71.1    $69.3   $69.0   $58.0   $36.4
Ratios to average net assets(/1/)
 Expenses............................     .60%     .60%    .60%    .60%    .60%
 Expenses, without expense
  reimbursement......................     .68%     .68%    .72%    .74%    .90%
 Net investment income...............    2.06%    1.72%   1.41%   1.78%   2.33%
 Net investment income, without
  expense reimbursement..............    1.98%    1.64%   1.29%   1.64%   2.03%
Portfolio turnover rate..............     145%     153%    139%    116%     95%

(1) See Note 2.

                                       F-7
                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME FUND                      PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Par
 Amount
 (000)  Description                               Coupon  Maturity Market Value
-------------------------------------------------------------------------------
        CORPORATE OBLIGATIONS 84.4%
        CONSUMER DISTRIBUTION 12.8%
 $  500 Americold Corp.........................   15.000% 05/01/07  $   500,000
    500 Borden, Inc. ..........................    7.875  02/15/23      475,100
    300 ConAgra, Inc. .........................    9.750  03/01/21      392,127
    500 Nabisco, Inc...........................    7.550  06/15/15      522,950
    500 Ralphs Grocery Co......................   13.750  06/15/05      535,000
    500 Specialty Retailers, Inc...............   11.000  08/15/03      465,000
    500 Sysco Corp.............................    6.500  06/15/05      516,620
                                                                    -----------
                                                                      3,406,797
                                                                    -----------
        CONSUMER NON-DURABLES 5.4%
    500 Dr Pepper/Seven-Up Companies, Inc......     **    11/01/02      470,625
    500 Fieldcrest Cannon, Inc.................   11.250  06/15/04      465,000
    500 Westpoint Stevens......................    9.375  12/15/05      491,875
                                                                    -----------
                                                                      1,427,500
                                                                    -----------
        CONSUMER SERVICES 18.2%
    500 Continental Cablevision (private
        placement, purchased on 12/08/95)......    8.300  05/15/06      502,500
    500 Cox Communications, Inc................    7.250  11/15/15      518,150
    500 New York Times Co......................    8.250  03/15/25      575,300
    500 News America Holdings, Inc.............   10.125  10/15/12      612,870
    500 Petro PSC Properties...................   12.500  06/01/02      475,000
    500 TCI Communications, Inc................    8.750  08/01/15      554,200
    500 Time Warner, Inc.......................    9.125  01/15/13      563,350
    500 Valassis Communications, Inc...........    9.550  12/01/03      516,950
    500 Viacom, Inc............................    7.625  01/15/16      505,900
                                                                    -----------
                                                                      4,824,220
                                                                    -----------
        ENERGY 14.1%
    300 Coastal Corp. .........................   10.250  10/15/04      373,170
    500 HS Resources, Inc......................    9.875  12/01/03      492,500
    500 Occidental Petroleum Corp..............   10.125  11/15/01      597,350
    500 PDV America, Inc.......................    7.875  08/01/03      503,800
    500 Plains Resources, Inc..................   12.000  10/01/99      526,250
    500 Texaco Capital, Inc....................    8.625  06/30/10      615,900
    250 Union Oil Co. of California............    9.250  02/01/03      292,500
    350 Vintage Petroleum......................    9.000  12/15/05      354,375
                                                                    -----------
                                                                      3,755,845
                                                                    -----------
        FINANCE 2.8%
    247 Blue Bell Funding, Inc.................   11.850  05/01/99      217,360
    500 Phoenix Re Corp........................    9.750  08/15/03      532,500
                                                                    -----------
                                                                        749,860
                                                                    -----------
        HEALTH CARE 3.0%
    500 Quorum Health Group....................   11.875  12/15/02      561,250
    200 Tenet Healthcare Corp..................   10.125  03/01/05      221,250
                                                                    -----------
                                                                        782,500
                                                                    -----------


                                       F-8
                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME FUND          PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Par Amount
 (000)      Description                           Coupon  Maturity Market Value
-------------------------------------------------------------------------------
            RAW MATERIALS/PROCESSING
            INDUSTRIES 11.4%
    $   500 Boise Cascade Corp.................    9.450% 11/01/09  $   622,100
        500 Georgia-Pacific Corp. .............    9.950  06/15/02      598,080
        400 IMC Fertilizer Group, Inc..........    9.450  12/15/11      429,000
        500 Noranda, Inc.......................    8.125  06/15/04      554,200
        500 Smurfit Capital Funding............    6.750  11/20/05      513,000
        265 UCAR Global Enterprise, Inc........   12.000  01/15/05      304,088
                                                                    -----------
                                                                      3,020,468
                                                                    -----------
            TECHNOLOGY 1.8%
        500 Unisys Corp........................   13.500  07/01/97      476,250
                                                                    -----------
            TRANSPORTATION 11.9%
        500 Delta Air Lines, Inc...............    9.750  05/15/21      619,350
        500 International Shipholding Corp.....    9.000  07/01/03      500,000
        350 Kansas City Southern Industries,
            Inc................................    8.800  07/01/22      394,975
        250 Southern Pacific Rail Corp.........    9.375  08/15/05      271,875
        500 Southwest Airlines Co..............    9.400  07/01/01      577,050
        500 Union Pacific Co...................    8.350  05/01/25      560,400
        200 United Air Lines, Inc., Series
            1991-A.............................   10.020  03/22/14      240,760
                                                                    -----------
                                                                      3,164,410
                                                                    -----------
            UTILITIES 3.0%
        350 Monongahela Power Co. .............    8.375  07/01/22      396,515
        350 Public Service Co. of Colorado.....    8.750  03/01/22      409,255
                                                                    -----------
                                                                        805,770
                                                                    -----------
             TOTAL CORPORATE OBLIGATIONS (Cost $21,173,889).....     22,413,620
                                                                    -----------
            GOVERNMENT OBLIGATIONS 15.0%
     *1,000 Federal National Mortgage
            Association, Forward...............    7.500  12/31/23    1,024,380
      1,010 Federal National Mortgage
            Association, Pool..................   10.000  04/01/21    1,109,506
        350 Province of Newfoundland (Canada)..    8.650  10/22/22      417,445
        350 Province of Saskatchewan (Canada)..    8.000  02/01/13      398,160
 (/1/)1,000 United States Treasury Notes.......    6.750  06/30/99    1,045,470
                                                                    -----------
             TOTAL GOVERNMENT OBLIGATIONS (Cost $3,789,708).....      3,994,961
                                                                    -----------

                                       F-9
                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME FUND          PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                            Coupon Maturity Market Value
-------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCK 0.9%
  2,226    Arcadian Corp.......................                    $    43,129
 *2,500    F F Holdings Co. (private placement,
           purchased on 10/6/92)...............                          5,000
 *6,889    Supermarkets General Holdings Corp.,
           $3.52 preferred stock, Payment in
           Kind (cost $166,940)................                        199,781
                                                                   -----------
           TOTAL COMMON AND PREFERRED STOCK (Cost $184,374).....       247,910
                                                                   -----------
 Par
 Amount
 (000)
------
           REPURCHASE AGREEMENT 1.7%
 $  445    Lehman Government Securities, Inc.,
           dated 12/29/95 (collateralized by
           U.S. Government obligations in a
           pooled cash account) repurchase
           proceeds $445,289 (Cost $445,000)...   5.850% 01/02/96      445,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $25,592,971) 102.0%....................    27,101,491
 OTHER ASSETS AND LIABILITIES, NET (2.0%).......................      (539,196)
                                                                   -----------
 NET ASSETS 100%................................................   $26,562,295
                                                                   -----------

 *Non-income producing security.
**Zero Coupon

(/1/)Security with a market value of $1.0 million was placed as collateral for forward commitments (see Note 1B).

                                       F-10
                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME FUND           STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------
ASSETS

Investment, at market value (Cost $25,592,971)....................  $27,101,491
Cash..............................................................          554
Receivable for investments sold...................................    2,037,500
Interest receivable...............................................      492,763
Receivable for Fund shares sold...................................       10,183
Other assets......................................................       18,339
                                                                    -----------
 Total Assets.....................................................   29,660,830
                                                                    -----------
LIABILITIES
Payable for investments purchased.................................    3,026,250
Deferred Trustees' compensation...................................       15,505
Due to Adviser....................................................        9,728
Payable for Fund shares redeemed..................................        1,635
Due to shareholder service agent..................................        1,155
Accrued expenses and other liabilities............................       44,262
                                                                    -----------
 Total Liabilities................................................    3,098,535
                                                                    -----------
NET ASSETS, equivalent to $8.21 per share.........................  $26,562,295
                                                                    -----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 3,235,694 shares outstanding..................  $    32,357
Capital surplus...................................................   27,033,560
Accumulated net realized loss on securities.......................   (2,028,673)
Net unrealized appreciation of securities.........................    1,508,520
Undistributed net investment income...............................       16,531
                                                                    -----------
NET ASSETS........................................................  $26,562,295
                                                                    -----------

                                       F-11
                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME FUND                          FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                   Year Ended
                            December 31, 1995
----------------------------------------------
INVESTMENT INCOME
Interest..................         $2,263,167
Dividends.................              3,821
                                   ----------
  Investment income.......          2,266,988
                                   ----------
EXPENSES
Management fees...........            130,064
Shareholder service
agent's fees and expenses.             15,840
Accounting services.......             49,819
Trustees' fees and
expenses..................             11,467
Audit fees................             20,124
Custodian fees............              3,969
Legal fees................              3,948
Reports to shareholders...              6,212
Miscellaneous.............              1,520
Expense reimbursement.....            (86,887)
                                   ----------
  Total expenses..........            156,076
                                   ----------
NET INVESTMENT INCOME.....          2,110,912
                                   ----------
REALIZED AND UNREALIZED
GAIN ON SECURITIES
Net realized gain on
securities................            222,049
Net unrealized
appreciation of securities
during the period.........          2,671,771
                                   ----------
NET REALIZED AND
 UNREALIZED GAIN ON
 SECURITIES...............          2,893,820
                                   ----------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............         $5,004,732
                                   ----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended December 31
                                                      ------------------------
                                                             1995         1994
-------------------------------------------------------------------------------
NET ASSETS, beginning of period...................... $21,273,969  $27,443,291
                                                      -----------  -----------
OPERATIONS
 Net investment income...............................   2,110,912    2,178,975
 Net realized gain (loss) on securities..............     222,049     (857,071)
 Net unrealized appreciation (depreciation) of secu-
  rities during the period...........................   2,671,771   (2,543,211)
                                                      -----------  -----------
  Increase (decrease) in net assets resulting from
     operations......................................   5,004,732   (1,221,307)
                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
 INCOME..............................................  (2,098,216)  (2,170,097)
                                                      -----------  -----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold...........................   7,719,168    9,066,088
 Proceeds from shares issued for distributions rein-
  vested.............................................   2,098,217    2,170,097
 Cost of shares redeemed.............................  (7,435,575) (14,014,103)
                                                      -----------  -----------
  Increase (decrease) in net assets from capital
     transactions....................................   2,381,810   (2,777,918)
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS....................   5,288,326   (6,169,322)
                                                      -----------  -----------
NET ASSETS, end of period (including undistributed
 net investment income of $16,531
 and $11,622, respectively).......................... $26,562,295  $21,273,969
                                                      -----------  -----------
CAPITAL SHARE TRANSACTIONS
Shares sold..........................................     997,934    1,100,823
Shares issued for distributions reinvested...........     258,208      296,939
Shares redeemed......................................    (915,148)  (1,700,172)
                                                      -----------  -----------
 Increase (decrease) in capital shares outstanding...     340,994     (302,410)
                                                      -----------  -----------

                                      F-12
                                               See Notes to Financial Statements

 DOMESTIC STRATEGIC INCOME FUND                          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

--------------------------------------------------------------------------------

                                           Year Ended December 31
                                   --------------------------------------------
                                      1995     1994      1993     1992     1991
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
 period..........................    $7.35    $8.58     $8.00    $7.74    $6.98
                                   -------  -------   -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
 Investment income...............      .76      .91       .77      .74     .725
 Expenses........................     (.08)    (.10)     (.09)    (.07)    (.07)
 Expense reimbursement(/1/)......      .03      .04       .04      .02      .03
                                   -------  -------   -------  -------  -------
Net investment income............      .71      .85       .72      .69     .685
Net realized and unrealized gain
 (loss) on securities............    .8525  (1.2275)    .5825    .2725    .7525
                                   -------  -------   -------  -------  -------
Total from investment operations.   1.5625   (.3775)   1.3025    .9625   1.4375
                                   -------  -------   -------  -------  -------
LESS DISTRIBUTIONS FROM NET
 INVESTMENT INCOME...............   (.7025)  (.8525)   (.7225)  (.7025)  (.6775)
                                   -------  -------   -------  -------  -------
Net asset value, end of period...    $8.21    $7.35     $8.58    $8.00    $7.74
                                   -------  -------   -------  -------  -------
TOTAL RETURN.....................    21.37%   (4.33%)   16.32%   12.50%   21.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (millions)......................    $26.6    $21.3     $27.4    $21.1    $17.4
Average net assets (millions)....    $26.0    $26.1     $26.7    $18.8    $10.6
Ratios to average net assets(/1/)
 Expenses........................      .60%     .60%      .60%     .60%     .60%
 Expenses, without expense
  reimbursement..................      .93%     .95%      .95%     .95%     .95%
 Net investment income...........     8.11%    8.35%     7.80%    8.89%    9.72%
 Net investment income, without
  expense reimbursement..........     7.78%    8.00%     7.40%    8.54%    9.37%
Portfolio turnover rate..........       54%      94%      130%     117%      90%

(1) See Note 2.

                                       F-13
                                               See Notes to Financial Statements

 GOVERNMENT FUND                                     PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Par
 Amount                                                                 Market
 (000)   Description                  Coupon        Maturity             Value
-------------------------------------------------------------------------------
         UNITED STATES AGENCY
         OBLIGATIONS 64.4%
         Federal Home Loan Mortgage
  $2,807 Corp., Pools..............    7.000% 12/31/23 to 07/01/24 $ 2,831,914
         Federal Home Loan Mortgage
   1,672 Corp., Pools..............    7.500  06/01/24 to 10/01/24   1,714,248
         Federal Home Loan Mortgage
   1,900 Corp., Pools..............    8.000  09/01/24 to 10/01/24   1,968,094
          Federal National Mortgage
   2,484 Association, CMO..........    6.294              03/25/09   2,490,878
          Federal National Mortgage
   2,385 Association, Pool.........    6.274              03/25/09   2,387,947
          Federal National Mortgage
 **1,928 Association, Pools........    7.000  12/01/23 to 06/01/24   1,942,177
          Federal National Mortgage
   1,761 Association, Pools........    7.500  05/01/24 to 10/01/24   1,804,249
          Federal National Mortgage
 **3,768 Association, Pools........    8.000  04/01/24 to 10/01/24   3,902,465
          Federal National Mortgage
   1,488 Association, Pool.........   11.000              11/01/20   1,663,149
                Government National
              Mortgage Association,
 **6,859 Pools.....................    7.000  04/15/23 to 10/15/24   6,936,058
                Government National
              Mortgage Association,
 **5,493 Pools.....................    7.500  04/15/22 to 06/15/24   5,647,105
                Government National
              Mortgage Association,
   3,278 Pools.....................    8.000  05/15/17 to 11/15/24   3,411,836
                Government National
              Mortgage Association,
     755 Pools.....................    8.500  04/15/17 to 07/15/17     792,886
                Government National
              Mortgage Association,
     307 Pools.....................   11.000  09/15/10 to 08/15/20     343,398
             Student Loan Marketing
 **5,000 Association...............    7.500              03/08/00   5,357,800
                                                                   -----------
         TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost
         $41,578,470)...........................................    43,194,204
                                                                   -----------
         UNITED STATES TREASURY
         OBLIGATIONS 26.4%
   1,500 Treasury Notes............    6.250              05/31/00   1,550,385
 **6,000 Treasury Notes............    7.750              12/31/99   6,510,000
 **6,000 Treasury Notes............    7.875              01/15/98   6,304,680
 **2,000 Treasury Notes............    8.000              05/15/01   2,237,180
   1,000 Treasury Notes............    9.000              05/15/98   1,082,660
                                                                   -----------
         TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost
         $17,369,531)...........................................    17,684,905
                                                                   -----------
         FORWARD PURCHASE
         COMMITMENTS 13.6%
  *2,000 Government National
         Mortgage Association......    7.000        settling 01/96   2,022,500
  *7,000 United States Treasury
         Notes.....................    5.750        settling 01/96   7,064,540
                                                                   -----------
         TOTAL FORWARD PURCHASE COMMITMENTS (Cost $9,026,953)...     9,087,040
                                                                   -----------
         REPURCHASE AGREEMENT 7.8%
   5,210 Lehman Government
         Securities, Inc., dated
         12/29/95 (collateralized
         by U.S. Government
         obligations in a pooled
         cash account) repurchase
         proceeds $5,213,387 (Cost
         $5,210,000)...............    5.850              01/02/96   5,210,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $73,184,954) 112.2%....................    75,176,149
 OTHER ASSETS AND LIABILITIES, NET (12.2%)......................    (8,156,941)
                                                                   -----------
 NET ASSETS 100%................................................   $67,019,208
                                                                   -----------

*Non-income producing security.
**Securities with a market value of approximately $38.8 million were placed as collateral for futures contracts and forward purchase commitments (see Note
1B).
ARM--adjustable rate mortgage backed security
CMO--collateralized mortgage obligation

                                       F-14
                                               See Notes to Financial Statements

 GOVERNMENT FUND                          STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------
ASSETS

Investments, at market value (Cost $73,184,954)..................  $ 75,176,149
Cash.............................................................         4,138
Receivable for investments sold..................................     5,510,781
Interest receivable..............................................       916,013
Unrealized appreciation on forward commitments...................        85,020
Receivable from broker for variation margin......................        51,406
Other assets.....................................................        63,582
                                                                   ------------
 Total Assets....................................................    81,807,089
                                                                   ------------
LIABILITIES
Payable for investments purchased................................    14,641,583
Unrealized depreciation on forward commitments...................        23,914
Due to Adviser...................................................        21,689
Deferred Trustees' compensation..................................        20,025
Payable for Fund shares redeemed.................................        19,303
Due to shareholder service agent.................................         1,200
Accrued expenses.................................................        60,167
                                                                   ------------
 Total Liabilities...............................................    14,787,881
                                                                   ------------
NET ASSETS, equivalent to $9.06 per share........................  $ 67,019,208
                                                                   ------------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share;
 unlimited shares authorized; 7,399,648 shares outstanding.......  $     73,996
Capital surplus..................................................    78,076,858
Accumulated net realized loss on securities......................   (13,544,629)
Net unrealized appreciation of securities
 Investments.....................................................     1,991,195
 Forward commitments.............................................        61,106
 Futures contracts...............................................       345,267
Undistributed net investment income..............................        15,415
                                                                   ------------
NET ASSETS.......................................................  $ 67,019,208
                                                                   ------------

                                               See Notes to Financial Statements

 GOVERNMENT FUND                                         FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                    Year Ended
                                                             December 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
Interest....................................................       $ 4,992,539
                                                                   -----------
EXPENSES
Management fees.............................................           333,447
Shareholder service agent's fees and expenses...............            16,066
Accounting services.........................................            57,526
Trustees' fees and expenses.................................            12,049
Audit fees..................................................            23,204
Custodian fees..............................................            25,654
Legal fees..................................................             3,727
Reports to shareholders.....................................             5,233
Miscellaneous...............................................               651
Expense reimbursement.......................................           (77,421)
                                                                   -----------
  Total expenses............................................           400,136
                                                                   -----------
NET INVESTMENT INCOME.......................................         4,592,403
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain (loss) on securities
 Investments................................................           387,319
 Forward commitments........................................         1,092,109
 Futures contracts..........................................          (221,413)
Net unrealized appreciation of securities during the period
 Investments................................................         4,323,795
 Forward commitments........................................            34,537
 Futures contracts..........................................           347,644
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES..............         5,963,991
                                                                   -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............       $10,556,394
                                                                   -----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended December 31
                                                     ------------------------
                                                            1995         1994
------------------------------------------------------------------------------
NET ASSETS, beginning of period..................... $65,513,261  $80,630,053
                                                     -----------  -----------
OPERATIONS
 Net investment income..............................   4,592,403    4,717,706
 Net realized gain (loss) on securities.............   1,258,015   (6,083,772)
 Net unrealized appreciation (depreciation) of secu-
  rities during the period..........................   4,705,976   (2,217,746)
                                                     -----------  -----------
  Increase (decrease) in net assets resulting from
     operations.....................................  10,556,394   (3,583,812)
                                                     -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
 INCOME.............................................  (4,588,452)  (4,508,286)
                                                     -----------  -----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold..........................   2,668,721    3,484,195
 Proceeds from shares issued for distributions rein-
  vested............................................   4,588,452    4,508,286
 Cost of shares redeemed............................ (11,719,168) (15,017,175)
                                                     -----------  -----------
  Decrease in net assets from capital transactions..  (4,461,995)  (7,024,694)
                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................   1,505,947  (15,116,792)
                                                     -----------  -----------
NET ASSETS, end of period (including undistributed
 net investment income of $15,415 and accumulated
 net investment loss of $4,137, respectively)....... $67,019,208  $65,513,261
                                                     -----------  -----------
CAPITAL SHARE TRANSACTIONS
Shares sold.........................................     307,711      405,270
Shares issued for distributions reinvested..........     524,601      524,430
Shares redeemed.....................................  (1,347,594)  (1,719,219)
                                                     -----------  -----------
  Decrease in capital shares outstanding............    (515,282)    (789,519)
                                                     -----------  -----------

                                       F-16
                                               See Notes to Financial Statements

 GOVERNMENT FUND                                         FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

--------------------------------------------------------------------------------

                                              Year Ended December 31
                                         --------------------------------------
                                          1995    1994     1993     1992   1991
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...  $8.28   $9.26    $9.13    $9.29  $8.70
                                         -----  ------   ------  -------  -----
INCOME FROM INVESTMENT OPERATIONS
 Investment income.....................    .65     .61      .62      .72    .79
 Expenses..............................   (.06)   (.06)    (.06)   (.064)  (.06)
 Expense reimbursement(/1/)............    .01     .01      .01     .009    .01
                                         -----  ------   ------  -------  -----
Net investment income..................    .60     .56      .57     .665    .74
Net realized and unrealized gain (loss)
 on securities.........................    .78   (.985)    .135   (.1575)   .60
                                         -----  ------   ------  -------  -----
Total from investment operations.......   1.38   (.425)    .705    .5075   1.34
                                         -----  ------   ------  -------  -----
LESS DISTRIBUTIONS FROM NET INVESTMENT
 INCOME................................   (.60)  (.555)   (.575)  (.6675)  (.75)
                                         -----  ------   ------  -------  -----
Net asset value, end of period.........  $9.06   $8.28    $9.26    $9.13  $9.29
                                         -----  ------   ------  -------  -----
TOTAL RETURN...........................  17.17%  (4.63%)   7.86%    5.73% 16.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...  $67.0   $65.5    $80.6    $74.8  $77.0
Average net assets (millions)..........  $66.7   $70.3    $78.6    $74.6  $72.9
Ratios to average net assets(/1/)
 Expenses..............................    .60%    .60%     .60%     .60%   .60%
 Expenses, without expense
  reimbursement........................    .72%    .70%     .70%     .70%   .70%
 Net investment income.................   6.89%   6.71%    6.45%    7.29%  8.37%
 Net investment income, without expense
  reimbursement........................   6.77%   6.61%    6.35%    7.19%  8.27%
Portfolio turnover rate................    164%    192%      91%      36%    57%

(1) See Note 2.

                                       F-17
                                               See Notes to Financial Statements

 MONEY MARKET FUND                                   PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Par
 Amount                                                                 Market
 (000)  Description                                Coupon Maturity       Value
-------------------------------------------------------------------------------
        UNITED STATES AGENCY AND GOVERNMENT
        OBLIGATIONS 49.6%
 $1,000 Federal Farm Credit Banks...............   5.428% 05/03/96 $   981,710
  1,825 Federal Home Loan Banks.................   5.677  03/15/96   1,803,974
  2,000 Federal Home Loan Mortgage Corp.........   5.606  01/04/96   1,998,755
  1,000 Federal National Mortgage Association...   5.384  06/13/96     975,983
  2,000 Federal National Mortgage Association...   5.417  06/14/96   1,951,399
  3,000 United States Treasury Bills............   4.406  02/15/96   2,982,480
                                                                   -----------
        TOTAL UNITED STATES AGENCY AND GOVERNMENT OBLIGATIONS
        (Cost $10,694,301).......................................   10,694,301
                                                                   -----------
        REPURCHASE AGREEMENTS 31.2%(/1/)
  2,000 BA Securities, repurchase proceeds
        $2,001,289..............................   5.800  01/02/96   2,000,000
  2,370 Lehman Government Securities, Inc.,
        repurchase proceeds $2,371,547..........   5.875  01/02/96   2,370,000
  2,370 SBC Capital Markets, Inc., repurchase
        proceeds $2,371,541.....................   5.850  01/02/96   2,370,000
                                                                   -----------
        TOTAL REPURCHASE AGREEMENTS (Cost $6,740,000)............    6,740,000
                                                                   -----------
        COMMERCIAL PAPER 19.4%
  1,000 Associates Corp. of North America.......   5.772  01/09/96     998,578
  1,000 Chevron Oil Finance Co..................   5.778  01/10/96     998,403
  1,100 General Electric Capital Corp...........   5.659  02/12/96   1,092,669
  1,100 Toronto Dominion Holdings...............   5.708  03/06/96   1,088,808
                                                                   -----------
         TOTAL COMMERCIAL PAPER (Cost $4,178,458)................    4,178,458
                                                                   -----------
 TOTAL INVESTMENTS (Cost $21,612,759) 100.2%.....................   21,612,759
 OTHER ASSETS AND LIABILITIES, NET (0.2%)........................      (37,842)
                                                                   -----------
 NET ASSETS 100%.................................................  $21,574,917
                                                                   -----------

(1) Dated 12/29/95, collateralized by U.S. Government obligations in a pooled cash account

                                      F-18
                                               See Notes to Financial Statements

 MONEY MARKET FUND                        STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at amortized cost....................................  $21,612,759
Cash..............................................................        5,647
Other assets......................................................       21,548
                                                                    -----------
 Total Assets.....................................................   21,639,954
                                                                    -----------
LIABILITIES
Deferred Trustees' compensation...................................       18,162
Payable for Fund shares redeemed..................................        6,873
Due to Adviser....................................................        2,876
Due to shareholder service agent..................................        1,215
Accrued expenses..................................................       35,911
                                                                    -----------
 Total Liabilities................................................       65,037
                                                                    -----------
NET ASSETS, equivalent to $1.00 per share.........................  $21,574,917
                                                                    -----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 21,575,617 shares outstanding.................  $   215,756
Capital surplus...................................................   21,359,861
Accumulated net investment loss...................................         (700)
                                                                    -----------
NET ASSETS........................................................  $21,574,917
                                                                    -----------

                                       F-19
                                               See Notes to Financial Statements

 MONEY MARKET FUND                                       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                              December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest.....................................................        $1,440,718
                                                                     ----------
EXPENSES
Management fees..............................................           121,552
Shareholder service agent's fees and expenses................            16,192
Accounting services..........................................            48,109
Trustees' fees and expenses..................................            11,074
Audit fees...................................................            14,003
Custodian fees...............................................             5,136
Legal fees...................................................             3,889
Reports to shareholders......................................             5,844
Miscellaneous................................................               700
Expense reimbursement........................................           (80,637)
                                                                     ----------
 Total expenses..............................................           145,862
                                                                     ----------
NET INVESTMENT INCOME........................................         1,294,856
                                                                     ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............        $1,294,856
                                                                     ----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended December 31
                                                      ------------------------
                                                             1995         1994
-------------------------------------------------------------------------------
NET ASSETS, beginning of period...................... $28,547,675  $29,966,001
                                                      -----------  -----------
OPERATIONS
 Net investment income...............................   1,294,856    1,109,674
                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
 INCOME..............................................  (1,295,753)  (1,109,772)
                                                      -----------  -----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold...........................  10,862,643   22,474,029
 Proceeds from shares issued for distributions
  reinvested.........................................   1,295,753    1,107,713
 Cost of shares redeemed............................. (19,130,257) (24,999,970)
                                                      -----------  -----------
  Decrease in net assets from capital transactions...  (6,971,861)  (1,418,228)
                                                      -----------  -----------
DECREASE IN NET ASSETS...............................  (6,972,758)  (1,418,326)
                                                      -----------  -----------
NET ASSETS, end of period (including accumulated net
 investment loss of $700 and undistributed net
 investment income of $197, respectively)............ $21,574,917  $28,547,675
                                                      -----------  -----------
CAPITAL SHARE TRANSACTIONS
Shares sold..........................................  10,862,643   22,474,029
Shares issued for distributions reinvested...........   1,295,753    1,107,713
Shares redeemed...................................... (19,130,257) (24,999,970)
                                                      -----------  -----------
  Decrease in capital shares outstanding.............  (6,971,861)  (1,418,228)
                                                      -----------  -----------

                                       F-20
                                               See Notes to Financial Statements

 MONEY MARKET FUND                                       FINANCIAL HIGHLIGHTS

   Selected data for a share of beneficial outstanding throughout each of the periods indicated.

--------------------------------------------------------------------------------

                                              Year Ended December 31
                                        --------------------------------------
                                          1995    1994    1993    1992    1991
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...  $1.00   $1.00   $1.00   $1.00   $1.00
                                        ------  ------  ------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income.....................  .0593   .0425   .0322   .0391   .0607
 Expenses.............................. (.0093) (.0087) (.0095)  (.009) (.0087)
 Expense reimbursement(/1/)............  .0033   .0027   .0035    .003   .0026
                                        ------  ------  ------  ------  ------
Net investment income..................  .0533   .0365   .0262   .0331   .0546
                                        ------  ------  ------  ------  ------
LESS DISTRIBUTIONS FROM NET INVESTMENT
 INCOME................................ (.0533) (.0365) (.0262) (.0331) (.0546)
                                        ------  ------  ------  ------  ------
Net asset value, end of period.........  $1.00   $1.00   $1.00   $1.00   $1.00
                                        ------  ------  ------  ------  ------
TOTAL RETURN...........................  5.46%   3.71%   2.66%   3.36%   5.46%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...  $21.6   $28.5   $30.0   $32.9   $38.0
Average net assets (millions)..........  $24.3   $30.5   $28.9   $36.2   $36.3
Ratios to average net assets(/1/)
 Expenses..............................   .60%    .60%    .60%    .60%    .60%
 Expenses, without expense
  reimbursement........................   .93%    .87%    .95%    .89%    .87%
 Net investment income.................  5.33%   3.63%   2.63%   3.32%   5.44%
 Net investment income, without expense
  reimbursement........................  5.00%   3.37%   2.28%   3.03%   5.17%

(1) See Note 2.

                                       F-21
                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                              PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Number of                                                                Market
 Shares    Description                                                     Value
--------------------------------------------------------------------------------
           COMMON STOCK 60.2%
           CONSUMER DISTRIBUTION 3.3%
    *3,900 Best Buy, Inc..........................................   $    63,375
     4,000 Dayton Hudson Corp.....................................       300,000
     5,100 Gap, Inc...............................................       214,200
   *11,400 Kroger Co..............................................       427,500
     5,100 May Department Stores Co...............................       215,475
     6,600 Sears, Roebuck & Co....................................       257,400
    *5,700 Sports & Recreation, Inc...............................        40,613
    24,600 Wal-Mart Stores, Inc...................................       550,425
                                                                     -----------
                                                                       2,068,988
                                                                     -----------
           CONSUMER DURABLES 2.4%
     5,900 Chrysler Corp..........................................       326,713
    10,000 Ford Motor Co..........................................       290,000
    12,200 General Motors Corp....................................       645,075
     8,400 Newell Co..............................................       217,350
                                                                     -----------
                                                                       1,479,138
                                                                     -----------
           CONSUMER NON-DURABLES 4.7%
     2,000 Clorox Co..............................................       143,250
     5,000 Colgate-Palmolive Co...................................       351,250
    13,400 Dial Corp..............................................       396,975
     2,600 General Mills, Inc.....................................       150,150
     7,300 Nabisco Holdings Corp., Class A........................       238,162
    10,800 Philip Morris Companies, Inc...........................       977,400
    11,500 Quaker Oats Co.........................................       396,750
     1,800 Ralston-Purina Group...................................       112,275
     3,700 Tambrands, Inc.........................................       176,675
                                                                     -----------
                                                                       2,942,887
                                                                     -----------
           CONSUMER SERVICES 3.1%
   *14,400 Cox Communications, Inc................................       280,800
     2,400 Disney (Walt) Co.......................................       141,600
     4,600 Harcourt General, Inc..................................       192,625
    *1,500 ITT Corp...............................................        79,500
     5,600 Marriott International, Inc............................       214,200
     1,400 McGraw Hill, Inc.......................................       121,975
     5,700 New York Times Co., Class A............................       168,863
    19,900 Time Warner, Inc.......................................       753,712
                                                                     -----------
                                                                       1,953,275
                                                                     -----------

                                       F-22
                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
           ENERGY 9.3%
     3,700 Amoco Corp............................................    $   265,937
     1,400 Atlantic Richfield Co.................................        155,050
     5,500 Baker Hughes, Inc.....................................        134,062
     9,000 Coastal Corp..........................................        335,250
     7,200 Exxon Corp............................................        576,900
     3,700 Halliburton Co........................................        187,312
     3,100 Mobil Corp............................................        347,200
    10,000 Noble Affiliates, Inc.................................        298,750
     7,800 Norsk Hydro, SA, ADR..................................        326,625
    10,200 Occidental Petroleum Corp.............................        218,025
     4,400 Pacific Enterprises...................................        124,300
    14,300 Panhandle Eastern Corp................................        398,612
     8,500 Pogo Producing Co.....................................        240,125
     7,000 Repsol, SA, ADR.......................................        230,125
     5,000 Royal Dutch Petroleum Co., ADR........................        705,625
     3,300 Schlumberger, Ltd.....................................        228,525
     8,500 Sonat, Inc............................................        302,812
     6,500 Texaco, Inc...........................................        510,250
     2,100 Tosco Corp............................................         80,063
     5,900 Total, SA, ADR........................................        200,600
                                                                     -----------
                                                                       5,866,148
                                                                     -----------
           FINANCE 7.4%
     3,300 Aetna Life & Casualty Co..............................        228,525
     2,900 Allmerica Financial Corp..............................         78,300
    10,800 Allstate Corp.........................................        444,150
     3,000 AMBAC, Inc............................................        140,625
     2,100 American Bankers Insurance Group......................         81,900
     2,700 American International Group, Inc.....................        249,750
     2,500 BankAmerica Corp......................................        161,875
     3,500 Bankers Trust New York Corp...........................        232,750
    12,200 Bear Stearns Companies, Inc...........................        242,475
     6,300 Chemical Banking Corp.................................        370,125
     3,300 Federal National Mortgage Association.................        409,612
     3,600 Fleet Financial Group, Inc............................        146,700
     7,700 Franklin Resources, Inc...............................        387,888
     7,800 Great Western Financial Corp..........................        198,900
     4,900 Morgan (J.P.) & Co., Inc..............................        393,225
     9,400 Providian Corp........................................        383,050
     7,200 St. Paul Companies, Inc...............................        400,500
     2,300 SunAmerica, Inc.......................................        109,250
                                                                     -----------
                                                                       4,659,600
                                                                     -----------
           HEALTH CARE 5.4%
     2,500 American Home Products Corp...........................        242,500
    *2,400 Amgen, Inc............................................        142,500
     3,300 Bristol-Myers Squibb Co...............................        283,387
    32,400 Caremark International, Inc...........................        587,250
    12,500 Community Psychiatric Centers.........................        153,125
    13,500 Mallinckrodt Group, Inc...............................        491,063
     4,700 Merck & Co., Inc......................................        309,025
     2,200 Pfizer, Inc...........................................        138,600
     5,365 Pharmacia & Upjohn, Inc...............................        207,894
     5,000 Schering-Plough Corp..................................        273,750
    *7,100 Tenet Healthcare Corp.................................        147,325
     4,300 Warner-Lambert Co.....................................        417,638
                                                                     -----------
                                                                       3,394,057
                                                                     -----------

                                       F-23
                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
           PRODUCER MANUFACTURING 6.0%
     1,900 Emerson Electric Co...................................   $   155,325
     2,600 Fluor Corp............................................       171,600
     5,000 Foster Wheeler Corp...................................       212,500
    11,800 General Electric Co...................................       849,600
     3,300 Honeywell, Inc........................................       160,462
     1,500 ITT Industries........................................        36,000
     5,900 Rockwell International Corp...........................       311,963
     5,800 TRW, Inc..............................................       449,500
    *5,400 Varity Corp...........................................       200,475
    41,300 WMX Technologies, Inc.................................     1,233,837
                                                                    -----------
                                                                      3,781,262
                                                                    -----------
           RAW MATERIALS/PROCESSING INDUSTRIES 7.4%
     2,200 Air Products & Chemicals, Inc.........................       116,050
    14,300 Barrick Gold Corp.....................................       377,163
     9,100 Battle Mountain Gold Co...............................        76,213
     7,100 Boise Cascade Corp....................................       245,837
     3,700 Consolidated Papers...................................       207,662
    *1,210 Crown Vantage, Inc....................................        17,243
     8,000 DuPont (E.I.) de Nemours & Co., Inc...................       559,000
     4,400 Freeport McMoRan Inc., Copper and Gold, Class B.......       123,750
     4,000 Georgia Pacific Corp..................................       274,500
     4,700 Homestake Mining and Gold.............................        73,438
    10,000 International Paper Co................................       378,750
    25,200 James River Corp......................................       607,950
     3,500 Mead Corp.............................................       182,875
     3,300 Monsanto Co...........................................       404,250
     3,400 Nalco Chemical Co.....................................       102,425
     1,800 Newmont Gold Corp.....................................        78,750
     4,600 Nucor Corp............................................       262,775
     6,100 Union Camp Corp.......................................       290,513
     3,000 Union Carbide Corp....................................       112,500
     3,500 Willamette Industries, Inc............................       196,875
                                                                    -----------
                                                                      4,688,519
                                                                    -----------
           TECHNOLOGY 2.7%
     1,700 Avnet, Inc............................................        76,075
    *5,300 Gateway 2000, Inc.....................................       129,850
     6,900 General Dynamics Corp.................................       407,962
     3,700 General Motors Corp., Class H.........................       181,763
     1,800 Hewlett-Packard Co....................................       150,750
     2,000 Intel Corp............................................       113,500
     4,000 International Business Machines Corp..................       367,000
     3,400 LSI Logic Corp........................................       111,350
     2,000 Motorola, Inc.........................................       114,000
    *3,300 National Semiconductor Corp...........................        73,425
                                                                    -----------
                                                                      1,725,675
                                                                    -----------
           TRANSPORTATION 0.6%
    *2,300 AMR Corp..............................................       170,775
     2,500 Canadian National Railway.............................        37,500
     4,800 Illinois Central Corp.................................       184,200
                                                                    -----------
                                                                        392,475
                                                                    -----------

                                       F-24
                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number of
 Shares    Description                                              Market Value
--------------------------------------------------------------------------------
           UTILITIES 7.9%
     2,800 American Electric Power, Inc..........................   $   113,400
     3,400 Ameritech Corp........................................       200,600
     6,700 AT&T Corp.............................................       433,825
     2,800 Bell Atlantic Corp....................................       187,250
     4,500 Bellsouth Corp........................................       195,750
     2,000 Boston Edison Co......................................        59,000
     4,500 Carolina Power & Light Co.............................       155,250
       800 Central & South West Corp.............................        22,300
     1,300 CMS Energy Group......................................        38,837
     3,400 Detroit Edison Co.....................................       117,300
     5,000 FPL Group, Inc........................................       231,875
     6,300 Frontier Corp.........................................       189,000
     2,300 General Public Utilities Corp.........................        78,200
     4,500 Illinova Corp.........................................       135,000
    10,900 MCI Communications Corp...............................       284,762
     3,100 New York State Electric & Gas Corp....................        80,213
     1,000 NIPSCO Industries, Inc................................        38,250
     1,000 Northern State Power..................................        49,125
     3,600 NYNEX Corp............................................       194,400
     1,600 Ohio Edison Co........................................        37,600
       900 Oklahoma Gas & Electric Co............................        38,700
     2,800 Pacific Telesis Group.................................        94,150
     1,900 Pacificorp............................................        40,375
    12,100 Peco Energy Co........................................       364,512
     2,100 Pinnacle West Capital Corp............................        60,375
     1,300 Public Service Co. of Colorado........................        45,988
    *7,600 Public Service Co. of New Mexico......................       133,950
     1,700 Rochester Gas & Electric Co...........................        38,462
     3,300 SBC Communications, Inc...............................       189,750
     2,600 Southwestern Public Service Co........................        85,150
    12,000 Sprint Corp...........................................       478,500
     4,900 Telefonica de Espana, SA, ADR.........................       205,188
     1,400 Texas Utilities Co....................................        57,575
     4,000 US West Communications Group..........................       143,000
     2,400 Unicom Corp...........................................        78,600
    *2,500 WorldCom, Inc.........................................        88,125
                                                                    -----------
                                                                      4,984,337
                                                                    -----------
           TOTAL COMMON STOCK (Cost $33,439,690).................    37,936,361
                                                                    -----------

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                  PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Par
 Amount                                                                 Market
 (000)  Description                               Coupon  Maturity       Value
-------------------------------------------------------------------------------
        CORPORATE OBLIGATIONS 19.2%
        CONSUMER DISTRIBUTION 1.6%
 $1,000 Sears, Roebuck & Co....................   6.750%  09/15/05 $ 1,036,100
                                                                   -----------
        CONSUMER NON-DURABLES 1.7%
  1,000 Anheuser-Busch Companies, Inc..........   7.000   09/01/05   1,047,500
                                                                   -----------
        CONSUMER SERVICES 1.6%
  1,000 Cox Communications, Inc................   6.875   06/15/05   1,036,820
                                                                   -----------
        ENERGY 3.7%
  1,000 Burlington Resources, Inc..............   9.125   10/01/21   1,274,700
  1,000 Enron Corp.............................   6.875   10/15/07   1,040,200
                                                                   -----------
                                                                     2,314,900
                                                                   -----------
        FINANCE 1.8%
  1,000 American General Corp..................   9.625   02/01/18   1,117,500
                                                                   -----------
        PRODUCER MANUFACTURING 1.6%
  1,000 Raytheon Co............................   6.500   07/15/05   1,026,100
                                                                   -----------
        TECHNOLOGY 3.7%
  1,000 Boeing Co..............................   8.100   11/15/06   1,153,700
  1,000 Philips Electronics, NV................   8.375   09/15/06   1,151,600
                                                                   -----------
                                                                     2,305,300
                                                                   -----------
        UTILITIES 3.5%
          Pacific Gas & Electric Co., 1st Mtg.,
  1,000 Series 92-D............................   8.250   11/01/22   1,074,100
  1,000 Texas Utilities Electric Co., 1st Mtg..   8.250   04/01/04   1,122,800
                                                                   -----------
                                                                     2,196,900
                                                                   -----------
        TOTAL CORPORATE OBLIGATIONS (Cost $11,324,067)..........    12,081,120
                                                                   -----------
        GOVERNMENT OBLIGATIONS 10.2%
  1,000 Province of Nova Scotia (Canada).......   7.250   07/27/13   1,041,500
  3,700 United States Treasury Bonds...........   7.125   02/15/23   4,231,283
  1,000 United States Treasury Notes...........   7.250   08/15/04   1,112,500
                                                                   -----------
        TOTAL GOVERNMENT OBLIGATIONS (Cost $5,606,035)..........     6,385,283
                                                                   -----------
        REPURCHASE AGREEMENT 10.5%
  6,625 Lehman Government Securities, Inc.,
        dated 12/29/95 (collateralized by U.S.
        Government obligations in a pooled cash
        account) repurchase proceeds $6,629,306
        (Cost $6,625,000)......................   5.850   01/02/96   6,625,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $56,994,792) 100.1%....................    63,027,764
 OTHER ASSETS AND LIABILITIES, NET (0.1)%.......................       (46,647)
                                                                   -----------
 NET ASSETS 100%................................................   $62,981,117
                                                                   -----------

*Non-income producing security

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                   STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $56,994,792).................... $63,027,764
Interest and dividends receivable..................................     457,697
Receivable for investments sold....................................     172,296
Other assets.......................................................      18,812
                                                                    -----------
  Total Assets.....................................................  63,676,569
                                                                    -----------
LIABILITIES
Payable for investments purchased..................................     559,732
Payable for Fund shares redeemed...................................      35,535
Due to Adviser.....................................................      22,939
Deferred Trustees' compensation....................................      17,522
Bank overdraft.....................................................       1,524
Due to shareholder service agent...................................       1,210
Accrued expenses and other liabilities.............................      56,990
                                                                    -----------
  Total Liabilities................................................     695,452
                                                                    -----------
NET ASSETS, equivalent to $11.64 per share......................... $62,981,117
                                                                    -----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 5,409,616 shares outstanding................... $    54,096
Capital surplus....................................................  55,782,358
Undistributed net realized gain on securities......................   1,092,149
Net unrealized appreciation of securities..........................   6,032,972
Undistributed net investment income................................      19,542
                                                                    -----------
NET ASSETS......................................................... $62,981,117
                                                                    -----------

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                                  FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                  Year Ended
                           December 31, 1995
---------------------------------------------
INVESTMENT INCOME
Interest..................       $ 1,861,454
Dividends.................           826,046
                                 -----------
  Investment income.......         2,687,500
                                 -----------
EXPENSES
Management fees...........           302,141
Shareholder service
 agent's fees and
 expenses.................            15,970
Accounting services.......            57,576
Trustees' fees and
 expenses.................            12,543
Audit fees................            24,203
Custodian fees............            24,703
Legal fees................             4,176
Reports to shareholders...             6,196
Miscellaneous.............               663
Expense reimbursement.....           (85,602)
                                 -----------
  Total expenses..........           362,569
                                 -----------
NET INVESTMENT INCOME.....         2,324,931
                                 -----------
REALIZED AND UNREALIZED
 GAIN ON SECURITIES
Net realized gain on
 securities...............         6,122,759
Net unrealized
 appreciation of
 securities during the
 period...................         7,920,361
                                 -----------
NET REALIZED AND
 UNREALIZED GAIN ON
 SECURITIES...............        14,043,120
                                 -----------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............       $16,368,051
                                 -----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended December 31
                                                      ------------------------
                                                             1995         1994
-------------------------------------------------------------------------------
NET ASSETS, beginning of period...................... $56,635,933  $64,857,688
                                                      -----------  -----------
OPERATIONS...........................................
 Net investment income...............................   2,324,931    2,280,114
 Net realized gain on securities.....................   6,122,759    4,566,704
 Net unrealized appreciation (depreciation) of
  securities during the period.......................   7,920,361   (9,205,867)
                                                      -----------  -----------
  Increase (decrease) in net assets resulting from
   operations........................................  16,368,051   (2,359,049)
                                                      -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM (see Note 1H)
 Net investment income...............................  (2,326,257)  (2,288,536)
 Net realized gain on securities.....................  (4,841,441)  (4,566,704)
 Excess of book-basis net realized gain..............          --     (106,886)
                                                      -----------  -----------
                                                       (7,167,698)  (6,962,126)
                                                      -----------  -----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold...........................   1,931,514    3,800,820
 Proceeds from shares issued for distributions
  reinvested.........................................   7,167,697    6,962,125
 Cost of shares redeemed............................. (11,954,380)  (9,663,525)
                                                      -----------  -----------
  Increase (decrease) in net assets from capital
   transactions......................................  (2,855,169)   1,099,420
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS....................   6,345,184   (8,221,755)
                                                      -----------  -----------
NET ASSETS, end of period (including undistributed
 net investment income of $19,542
 and $14,467, respectively).......................... $62,981,117  $56,635,933
                                                      -----------  -----------
CAPITAL SHARE TRANSACTIONS
Shares sold..........................................     166,906      327,001
Shares issued for distributions reinvested...........     619,366      700,508
Shares redeemed......................................  (1,045,554)    (857,318)
                                                      -----------  -----------
  Increase (decrease) in capital shares outstanding..    (259,282)     170,191
                                                      -----------  -----------

                                               See Notes to Financial Statements

 MULTIPLE STRATEGY FUND                                  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated.

--------------------------------------------------------------------------------

                                              Year Ended December 31
                                       ----------------------------------------
                                          1995    1994     1993    1992    1991
-------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.   $ 9.99  $11.80   $11.92  $12.08  $10.43
                                       -------  ------  -------  ------  ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income...................      .55     .52      .37     .44     .54
 Expenses............................     (.09)   (.09)    (.09)   (.09)   (.09)
 Expense reimbursement(/1/)..........      .02     .02      .01     .02     .02
                                       -------  ------  -------  ------  ------
Net investment income................      .48     .45      .29     .37     .47
Net realized and unrealized gain
 (loss) on securities................   2.6425    (.89)   .6025    .493    2.27
                                       -------  ------  -------  ------  ------
Total from investment operations.....   3.1225    (.44)   .8925    .863    2.74
                                       -------  ------  -------  ------  ------
LESS DISTRIBUTIONS FROM (see Note 1H)
 Net investment income...............   (.4775)   (.45)  (.2925) (.3689) (.4825)
 Net realized gain on securities.....    (.995)   (.90)    (.63) (.6541) (.6075)
 Excess of book-basis net realized
  gain on securities.................    --       (.02)    (.09)   --      --
                                       -------  ------  -------  ------  ------
Total distributions..................  (1.4725)  (1.37) (1.0125) (1.023)  (1.09)
                                       -------  ------  -------  ------  ------
Net asset value, end of period.......   $11.64  $ 9.99   $11.80  $11.92  $12.08
                                       -------  ------  -------  ------  ------
TOTAL RETURN.........................   31.36%  (3.66%)   7.71%   7.28%  27.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions).    $63.0   $56.6    $64.9   $59.6   $52.2
Average net assets (millions)........    $60.4   $61.6    $63.9   $54.8   $44.4
Ratios to average net assets(/1/)
 Expenses............................     .60%    .60%     .60%    .60%    .60%
 Expenses, without expense
  reimbursement......................     .74%    .72%     .74%    .77%    .80%
 Net investment income...............    3.85%   3.70%    2.34%   3.05%   4.12%
 Net investment income, without
  expense reimbursement..............    3.71%   3.58%    2.20%   2.88%   3.92%
Portfolio turnover rate..............     124%    163%     150%    126%     88%

(1) See Note 2.
                                               See Notes to Financial Statements

 REAL ESTATE FUND                                    PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 88.1%
           APARTMENTS 17.1%
        11 Bay Apartment Communities, Inc........................    $  264,323
         7 Equity Residential Properties Trust...................       223,563
        12 Irvine Apartment Communities, Inc.....................       234,850
         9 Merry Land & Investment, Inc..........................       207,900
         7 Prime Residential, Inc................................       120,250
        11 Security Capital Pacific Trust........................       225,150
        13 United Dominion Realty Trust..........................       190,500
                                                                     ----------
                                                                      1,466,536
                                                                     ----------
           DIVERSIFIED 2.6%
         9 Colonial Properties Trust.............................       224,400
                                                                     ----------
           HEALTH CARE FACILITIES 7.9%
        11 American Health Properties............................       225,750
         7 Health Care Property Investors, Inc...................       249,388
         5 Nationwide Health Properties, Inc.....................       205,800
                                                                     ----------
                                                                        680,938
                                                                     ----------
           HOTELS 8.0%
         8 Felcor Suite Hotels, Inc..............................       210,900
        10 Patriot American Hospitality..........................       252,350
         8 Starwood Lodging Trust................................       226,100
                                                                     ----------
                                                                        689,350
                                                                     ----------
           MANUFACTURED HOME PARKS 2.7%
        10 ROC Communities, Inc..................................       235,200
                                                                     ----------
           OFFICE/INDUSTRIAL 26.6%
        11 Beacon Properties Corp................................       248,400
        12 Cali Realty Corp......................................       258,125
        10 Carr Realty Corp......................................       255,938
         8 Crescent Real Estate..................................       266,175
         9 Highwoods Properties, Inc.............................       251,425
        12 Liberty Property Trust................................       240,700
         9 Reckson Associates Realty Co..........................       264,375
        14 Security Capital Industrial Trust.....................       248,500
        10 Spieker Properties, Inc...............................       248,738
                                                                     ----------
                                                                      2,282,376
                                                                     ----------
           SELF-STORAGE 2.5%
        11 Public Storage, Inc...................................       216,600
                                                                     ----------

                                               See Notes to Financial Statements

 REAL ESTATE FUND                        PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of
 Shares                                                                 Market
 (000)  Description                                                      Value
-------------------------------------------------------------------------------
        SHOPPING CENTERS 8.4%
     12 Bradley Real Estate, Inc.................................   $  168,750
      7 Federal Realty Investment Trust..........................      166,075
      7 Kimco Realty Corp........................................      192,113
      5 Vornado Realty Trust.....................................      191,250
                                                                    ----------
                                                                       718,188
                                                                    ----------
        SHOPPING MALLS 12.3%
     15 DeBartolo Realty Corp....................................      189,800
      9 JP Realty, Inc...........................................      196,875
     11 Macerich Co..............................................      226,000
     11 Rouse Co.................................................      215,975
      9 Simon Property Group, Inc................................      224,250
                                                                    ----------
                                                                     1,052,900
                                                                    ----------
        TOTAL COMMON STOCK (Cost $7,234,383).....................    7,566,488
                                                                    ----------
 Par
 Amount
 (000)
 ------
        REPURCHASE AGREEMENT 18.9%
 $1,620 Lehman Government Securities, Inc., dated 12/29/95,
        5.875%, due 1/02/96
        (Collateralized by U.S. Government obligations in a
        pooled cash account) repurchase proceeds $1,621,058 (Cost
        $1,620,000)..............................................   $1,620,000
                                                                    ----------
 TOTAL INVESTMENTS (Cost $8,854,383) 107.0%.......................   9,186,488
 OTHER ASSETS AND LIABILITIES (7.0%)..............................    (601,167)
                                                                    ----------
 NET ASSETS 100%..................................................  $8,585,321
                                                                    ----------

                                               See Notes to Financial Statements

 REAL ESTATE FUND_________________________STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $8,854,383)....................  $9,186,488
Cash..............................................................       7,367
Receivable for Fund shares sold...................................     245,466
Receivable for investments sold...................................     155,515
Interest and dividends receivable.................................      51,396
Other assets......................................................       8,447
                                                                    ----------
  Total Assets....................................................   9,654,679
                                                                    ----------
LIABILITIES
Payable for investments purchased.................................     914,414
Payable for options closed........................................     125,640
Deferred Trustees' compensation...................................       1,050
Due to shareholder service agent..................................         100
Accrued expenses..................................................      28,154
                                                                    ----------
  Total Liabilities...............................................   1,069,358
                                                                    ----------
NET ASSETS, equivalent to $10.74 per share........................  $8,585,321
                                                                    ----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 799,347 shares outstanding....................  $    7,993
Capital surplus...................................................   8,269,041
Accumulated net realized loss on securities.......................     (32,530)
Net unrealized appreciation of securities.........................     332,105
Undistributed net investment income...............................       8,712
                                                                    ----------
NET ASSETS........................................................  $8,585,321
                                                                    ----------


                                       F-32
                                               See Notes to Financial Statements

 REAL ESTATE FUND________________________________________FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                July 3, 1995*
                                      through
                            December 31, 1995
----------------------------------------------
INVESTMENT INCOME
Dividends.................           $ 99,314
Interest..................             14,118
                                     --------
  Investment income.......            113,432
                                     --------
EXPENSES
Management fees...........             18,136
Shareholder service
agent's expenses..........                307
Accounting services.......              3,153
Trustees' fees and
expenses..................              2,280
Audit fees................             20,403
Custodian fees............              3,000
Legal fees................                500
Reports to shareholders...                752
Registration and filing
fees......................              2,855
Miscellaneous.............              1,128
Expense reimbursement.....             (7,173)
                                     --------
  Total expenses..........             45,341
                                     --------
NET INVESTMENT INCOME.....             68,091
                                     --------
REALIZED AND UNREALIZED
GAIN (LOSS) ON SECURITIES
Net realized loss on
securities
 Investment...............            (32,460)
 Options..................                (70)
Net unrealized
appreciation of securities
during the period.........            332,105
                                     --------
NET REALIZED AND
 UNREALIZED GAIN ON
 SECURITIES...............            299,575
                                     --------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............           $367,666
                                     --------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 July 3, 1995*
                                                                       through
                                                             December 31, 1995
-------------------------------------------------------------------------------
NET ASSETS, beginning of period.............................        $      100
                                                                    ----------
OPERATIONS
 Net investment income......................................            68,091
 Net realized loss on securities............................           (32,530)
 Net unrealized appreciation of securities during the
 period.....................................................           332,105
                                                                    ----------
  Increase in net assets resulting from operations..........           367,666
                                                                    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME....           (60,786)
                                                                    ----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold..................................        11,796,374
 Proceeds from shares issued for distributions reinvested...            60,786
 Cost of shares redeemed....................................        (3,578,819)
                                                                    ----------
  Increase in net assets from capital transactions..........         8,278,341
                                                                    ----------
INCREASE IN NET ASSETS......................................         8,585,221
                                                                    ----------
NET ASSETS, end of period (including undistributed net
investment income of $8,712)................................        $8,585,321
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
Shares sold.................................................         1,140,133
Shares issued for distributions reinvested..................             5,789
Shares redeemed.............................................          (346,585)
                                                                    ----------
  Increase in capital shares outstanding....................           799,337
                                                                    ----------

*Commencement of operations

                                       F-33
                                               See Notes to Financial Statements

 REAL ESTATE FUND                                        FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated

--------------------------------------------------------------------------------

                                                              July 3, 1995(/1/)
                                                                        through
                                                         December 31, 1995(/2/)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period....................                 $10.00
                                                                         ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income......................................                    .33
 Expenses...............................................                   (.15)
 Expense reimbursement (/3/)............................                    .02
                                                                         ------
Net investment income...................................                    .20
Net realized and unrealized gain on securities..........                  .6325
                                                                         ------
Total from investment operations........................                  .8325
                                                                         ------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME...........                 (.0925)
                                                                         ------
Net asset value, end of period..........................                 $10.74
                                                                         ------
TOTAL RETURN(/4/).......................................                   8.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................                   $8.6
Average net assets (millions)...........................                   $3.6
Ratios to average net assets (annualized) (/3/)
 Expenses...............................................                  2.50%
 Expenses, without expense reimbursement................                  2.90%
 Net investment income..................................                  3.75%
 Net investment income, without expense reimbursement...                  3.36%
Portfolio turnover rate.................................                    85%

(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) See Note 2.
(4) Total return for a period less than one year is not annualized.

                                       F-34
                                               See Notes to Financial Statements

 EMERGING GROWTH FUND________________________________PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 98.8%
           CONSUMER DISTRIBUTION 7.8%
       200 Alco Standard Corp....................................    $    9,125
      *200 Baby Superstore, Inc..................................        11,400
       100 Bed Bath & Beyond, Inc................................         3,881
      *200 Boise Cascade Office Products Corp....................         8,550
       100 Cardinal Health, Inc..................................         5,475
       200 Casey's General Stores, Inc...........................         4,375
      *200 CompUSA, Inc..........................................         6,225
      *400 Consolidated Stores Corp..............................         8,700
      *400 Corporate Express, Inc................................        12,050
       100 Eckerd Corp...........................................         4,460
       200 Fastenal Co...........................................         8,450
      *200 Garden Ridge Corp.....................................         7,750
      *500 General Nutrition Companies, Inc......................        11,500
       200 Just For Feet, Inc....................................         7,150
      *400 Kroger Co.............................................        15,000
      *200 Micro Warehouse, Inc..................................         8,650
      *200 Petco Animal Supplies.................................         5,850
       200 Richfood Holdings, Inc................................         5,350
      *200 Safeway, Inc..........................................        10,300
      *300 Staples, Inc..........................................         7,310
      *300 Sunglass Hut International, Inc.......................         7,125
       100 Vons Companies, Inc...................................         2,825
       400 Zale Corp.............................................         6,450
                                                                     ----------
                                                                        177,951
                                                                     ----------
           CONSUMER DURABLES 1.7%
       200 Beazer Homes USA, Inc.................................         4,125
       200 Centex Corp...........................................         6,950
       250 Clayton Homes, Inc....................................         5,344
       200 Harman International Industries, Inc..................         8,025
       100 Snap On, Inc..........................................         4,525
      *400 Toll Brothers, Inc....................................         9,200
                                                                     ----------
                                                                         38,169
                                                                     ----------
           CONSUMER NON-DURABLES 5.1%
       300 Coca Cola Enterprises, Inc............................         8,025
       200 Fila Holdings, ADR....................................         9,100
       200 First Brands Corp.....................................         9,525
       400 Liz Claiborne, Inc....................................        11,100
       300 Nautica Enterprises, Inc..............................        13,125
      *200 Nu Kote Holdings Inc., Class A........................         3,400
      *100 Quiksilver, Inc.......................................         3,419
       200 St. John Knits, Inc...................................        10,625
       400 Starbucks Corp........................................         8,400
      *500 Tommy Hilfiger Corp...................................        21,185
      *100 USA Detergents, Inc...................................         2,350
       500 Wolverine World Wide, Inc.............................        15,750
                                                                     ----------
                                                                        116,004
                                                                     ----------

                                               See Notes to Financial Statements

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           CONSUMER SERVICES 9.5%
       200 Accustaff, Inc........................................    $    8,800
      *100 Alternative Resources Corp............................         3,025
       300 Applebees International, Inc..........................         6,825
      *400 Boston Chicken, Inc...................................        12,850
      *300 Clear Channel Communications, Inc ....................        13,235
      *600 Corrections Corp. of America..........................        22,275
       400 Equifax, Inc..........................................         8,550
      *300 Evergreen Media Corp., Class A........................         9,600
      *400 Gartner Group, Inc....................................        19,150
      *100 HA-LO Industries, Inc.................................         3,075
       200 Hospitality Franchise Systems, Inc....................        16,350
      *300 Infinity Broadcasting Corp............................        11,175
       200 Interpublic Group Companies, Inc......................         8,675
       200 La Quinta Inns, Inc...................................         5,475
      *200 Lone Star Steakhouse Saloon, Inc .....................         7,675
       200 Meredith Corp.........................................         8,375
      *300 Mirage Resorts, Inc...................................        10,350
       200 National Data Corp....................................         4,950
       100 National Media Corp...................................         2,100
      *200 Outback Steakhouse, Inc...............................         7,175
      *450 Regal Cinemas, Inc....................................        13,385
       300 Reynolds & Reynolds Co................................        11,663
      *100 SITEL Corp............................................         3,063
                                                                     ----------
                                                                        217,796
                                                                     ----------
           ENERGY 4.3%
      *200 BJ Services Corp......................................         5,800
      *450 Chesapeake Energy Corp................................        14,963
    *1,000 Global Marine, Inc....................................         8,750
       200 Kerr McGee Corp.......................................        12,700
       200 Newfield Exploration Co...............................         5,400
       200 Phoenix Resource Co...................................         3,450
       300 Pogo Producing Co.....................................         8,475
      *300 Pride Petroleum Services, Inc.........................         3,188
      *400 Smith International, Inc..............................         9,400
       400 Sonat Offshore Drilling, Inc..........................        17,900
       300 Tidewater, Inc........................................         9,450
                                                                     ----------
                                                                         99,476
                                                                     ----------
           FINANCE 13.5%
       100 AAMES Financial Corp..................................         2,788
       200 American Bankers Insurance Group......................         7,800
       400 American Travellers Corp..............................        11,250
       200 Bank New York, Inc....................................         9,750
       400 Bank of Boston Corp...................................        18,500
       200 BayBanks, Inc.........................................        19,650
       200 City National Corp....................................         2,800
       200 CMAC Investment Corp..................................         8,800
       400 Coast Savings Financial, Inc..........................        13,850
       200 Cullen Frost Bankers, Inc.............................        10,000
       200 EXEL Ltd..............................................        12,200
       300 FINOVA Group, Inc.....................................        14,475
       200 First American Corp...................................         9,475

                                               See Notes to Financial Statements

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
       100 First Bank System, Inc................................    $    4,963
       300 Fremont General Corp..................................        11,025
       400 Green Tree Financial Corp.............................        10,550
       100 MBNA Corp.............................................         3,688
       100 Mercantile Bancorporation, Inc........................         4,600
       300 Mercury Financial Co..................................         3,975
       250 Mercury General Corp..................................        11,938
       125 Money Store, Inc......................................         1,953
       200 North Fork Bancorporation.............................         5,050
       200 Old Republic International Corp.......................         7,100
      *500 Oxford Resources Corp., Class A.......................        11,250
       300 Penncorp Financial Group, Inc.........................         8,813
       200 Peoples Heritage Financial Group, Inc.................         4,550
       100 Raychem Corp..........................................         5,688
       100 Reliastar Financial Corp..............................         4,438
       200 Star Banc Corp........................................        11,900
       175 Student Loan Marketing Association....................        11,528
       400 TCF Financial Corp....................................        13,250
       200 TIG Holdings, Inc.....................................         5,700
       400 United Companies Financial Corp.......................        10,550
       300 Vesta Insurance Group, Inc............................        16,350
                                                                     ----------
                                                                        310,197
                                                                     ----------
           HEALTH CARE 15.8%
      *300 Boston Scientific Corp................................        14,700
       300 Circon Corp...........................................         6,075
      *100 Coherent, Inc.........................................         4,050
      *400 CompDent Corp.........................................        16,600
      *200 Cycare Systems, Inc...................................         5,125
      *300 Dura Pharmaceuticals, Inc.............................        10,425
       300 Guidant Corp..........................................        12,675
      *200 Gulf South Medical Supply, Inc........................         6,050
       500 HBO & Co..............................................        38,313
      *300 Health Management Associates, Inc., Class A...........         7,838
      *400 Health Management Systems, Inc........................        15,600
      *500 Healthsouth Rehabilitation............................        14,563
      *100 HPR, Inc..............................................         3,013
       300 Invacare Corp.........................................         7,575
       400 Maxicare Health Plans.................................        10,750
       100 Medisense, Inc........................................         3,163
      *100 MedPartners/Mullikin, Inc.............................         3,300
       300 Medtronic, Inc........................................        16,763
       200 Mentor Corp...........................................         4,600
       100 Minimed, Inc..........................................         1,250
       100 Nellcor, Inc..........................................         5,800
      *200 OccuSystems, Inc......................................         4,000
       400 OmniCare, Inc.........................................        17,900
      *500 PhyCor, Inc...........................................        25,281
      *300 Physician Reliance Network............................        11,925
      *300 Physician Sales & Service, Inc........................         8,550
      *200 Quintiles Transnational Corp..........................         8,200
      *200 Renal Treatment Centers, Inc..........................         8,800
      *400 Research Industries Corp..............................        10,800
       100 Respironics, Inc......................................         2,100

                                               See Notes to Financial Statements

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
       100 Spine Tech, Inc.......................................    $    2,325
      *400 Sybron Corp...........................................         9,500
      *100 Thermedics, Inc.......................................         2,775
      *200 United Dental Care, Inc...............................         8,250
       100 United Healthcare Corp................................         6,550
       300 Universal Health Services, Inc., Class B..............        13,313
      *300 Watson's Pharmaceuticals, Inc.........................        14,700
                                                                     ----------
                                                                        363,197
                                                                     ----------
           PRODUCER MANUFACTURING 5.4%
       200 Camco International, Inc..............................         5,600
      *400 Cognex Corp...........................................        13,900
       200 Danaher Corp..........................................         6,350
       300 Dover Corp............................................        11,063
       200 Duriron, Inc..........................................         4,675
      *100 FMC Corp..............................................         6,763
      *100 Glenayre Technologies, Inc............................         6,225
       300 Granite Construction, Inc.............................         9,450
       100 Illinois Tool Works, Inc..............................         5,900
      *200 Kent Electronics Corp.................................        11,675
       200 Measurex Corp.........................................         5,650
      *200 Mueller Industries, Inc...............................         5,850
       100 Precision Castparts Co................................         3,975
      *300 Sanifill, Inc.........................................        10,013
       200 U S Filter Corp.......................................         5,325
      *200 United Waste Systems, Inc.............................         7,450
      *200 USA Waste Services, Inc...............................         3,775
                                                                     ----------
                                                                        123,639
                                                                     ----------
           RAW MATERIALS/PROCESSING INDUSTRIES 3.6%
       100 Agrium, Inc...........................................         4,500
       200 Albemarle Corp........................................         3,875
       200 Goodrich (BF) Co......................................        13,625
       100 Hercules, Inc.........................................         5,638
       400 IMC Global, Inc.......................................        16,350
       200 Millipore Corp........................................         8,225
       100 Mineral Technologies, Inc.............................         3,650
       200 Potash Corp Sask, Inc.................................        14,175
      *200 Sealed Air Corp.......................................         5,625
       100 Sonoco Products Co....................................         2,625
      *100 UCAR International, Inc...............................         3,375
                                                                     ----------
                                                                         81,663
                                                                     ----------
           TECHNOLOGY 27.2%
       100 Allen Group, Inc......................................         2,238
      *200 Altera Corp...........................................         9,950
      *400 America Online, Inc...................................        15,000
      *150 Analog Devices, Inc...................................         5,306
      *600 Ascend Communications, Inc............................        48,675
      *300 Aspect Telecommunications Corp........................        10,050
      *300 Aspen Technology, Inc.................................        10,125
      *150 Atmel Corp............................................         3,356
      *400 Bay Networks, Inc.....................................        16,450
       200 BMC Industries, Inc...................................         4,650
      *200 Cabletron Systems, Inc................................        16,200

                                               See Notes to Financial Statements

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
      *600 Cadence Design Systems, Inc...........................    $   25,200
      *200 Cambridge Technology Partners, Inc....................        11,500
      *100 Cascade Communications................................         8,525
      *400 C-Cube Microsystems, Inc..............................        25,000
      *100 Ceridian Corp.........................................         4,125
      *200 CIBER, Inc............................................         4,675
      *400 Cyberoptics Corp......................................        15,900
      *300 Dell Computer Corp....................................        10,388
      *200 DSP Communications, Inc...............................         8,725
       200 ECI Telecommunications, Ltd...........................         4,563
      *100 Global Village Communications.........................         1,938
      *300 Informix Corp.........................................         9,000
      *300 Input/Output, Inc.....................................        17,325
      *100 INSO Corp.............................................         4,250
      *600 International Rectifier Corp..........................        15,000
      *200 Jabil Circuit, Inc....................................         2,250
      *300 KEMET Corp............................................         7,163
      *100 KLA Instruments Corp..................................         2,606
      *100 Kronos, Inc...........................................         4,750
       300 Linear Technology Corp................................        11,775
      *300 Macromedia, Inc.......................................        15,675
      *400 McAfee Associates, Inc................................        17,550
      *300 Medic Computer Systems, Inc...........................        18,150
      *200 MICROS Systems, Inc...................................         9,850
      *400 Mylex Corp............................................         7,650
       *50 Netscape Communications Corp..........................         6,950
      *100 Network General Corp..................................         3,338
      *100 Oak Technology, Inc...................................         4,225
      *100 Oracle System Corp....................................         4,238
      *200 PairGain Technologies, Inc............................        10,950
      *300 Parametric Technology Corp............................        19,950
      *300 PeopleSoft, Inc.......................................        12,900
      *200 PictureTel Corp.......................................         8,625
      *200 PRI Automation........................................         7,025
      *100 Project Software & Development, Inc...................         3,488
      *300 Quarterdeck Office Systems............................         8,250
      *200 Robotic Vision Systems, Inc...........................         4,825
      *300 SCI Systems, Inc......................................         9,300
      *100 Security Dynamics Technology, Inc.....................         5,450
      *300 Structural Dynamics Research Corp.....................         8,813
      *600 Sun Microsystems, Inc.................................        27,375
       100 Sundstrand Corp.......................................         7,038
      *200 SunGuard Data Systems, Inc............................         5,700
       100 Tektronix, Inc........................................         4,913
      *200 3Com Corp.............................................         9,325
       300 US Robotics Corp......................................        26,325
      *200 Ultratech Stepper, Inc................................         5,150
       *75 UUNET Technologies, Inc...............................         4,725
       200 V-Tel Corp............................................         3,700
       100 Watkins Johnson Co....................................         4,375
                                                                     ----------
                                                                        622,486
                                                                     ----------

                                               See Notes to Financial Statements

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           TRANSPORTATION 2.5%
       300 Airborne Freight Corp.................................    $    7,985
       200 Comair Holdings, Inc..................................         5,375
       100 Conrail, Inc..........................................         7,000
      *300 Continental Airlines, Inc., Class B...................        13,050
      *200 Fritz Companies, Inc..................................         8,300
      *300 Northwest Airlines, Inc., Class A.....................        15,300
                                                                     ----------
                                                                         57,010
                                                                     ----------
           UTILITIES 2.4%
       600 AT&T Corp.............................................        22,950
       400 Cincinnati Bell, Inc..................................        13,900
       200 Frontier Corp.........................................         6,000
      *400 LCI International, Inc................................         8,200
      *100 MIDCOM Communications, Inc............................         1,825
      *100 Palmer Wireless, Inc..................................         2,200
                                                                     ----------
                                                                         55,075
                                                                     ----------

TOTAL COMMON STOCK (Cost $2,017,998) 98.8%...........................  2,262,663
OTHER ASSETS AND LIABILITIES, NET 1.2%...............................     26,994
                                                                      ----------
NET ASSETS 100%...................................................... $2,289,657
                                                                      ----------

*Non-income producing security

                                               See Notes to Financial Statements

 EMERGING GROWTH FUND_____________________STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $2,017,998)....................  $2,262,663
Cash..............................................................      48,245
Receivable for investments sold...................................       8,298
Receivable for Fund shares sold...................................       6,018
Dividends receivable..............................................         841
Other assets......................................................      17,233
                                                                    ----------
  Total Assets....................................................   2,343,298
                                                                    ----------
LIABILITIES
Payable for investments purchased.................................      26,467
Due to auditors...................................................      20,000
Deferred Trustees' compensation...................................       1,050
Due to shareholder service agent..................................          80
Accrued expenses..................................................       6,044
                                                                    ----------
  Total Liabilities...............................................      53,641
                                                                    ----------
NET ASSETS, equivalent to $11.72 per share........................  $2,289,657
                                                                    ----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 195,420 shares outstanding....................  $    1,954
Capital surplus...................................................   2,101,591
Accumulated net realized loss on securities.......................     (57,503)
Net unrealized appreciation of securities.........................     244,665
Accumulated net investment loss...................................      (1,050)
                                                                    ----------
NET ASSETS........................................................  $2,289,657
                                                                    ----------

                                       F-41
                                               See Notes to Financial Statements

 EMERGING GROWTH FUND____________________________________FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                July 3, 1995*
                                      through
                            December 31, 1995
----------------------------------------------
INVESTMENT INCOME
Dividends.................           $  3,298
Interest..................              3,897
                                     --------
  Investment income.......              7,195
                                     --------
EXPENSES
Management fees...........              4,798
Shareholder service
agent's expenses..........                192
Accounting services.......              3,222
Trustees' fees and
expenses..................              2,280
Audit fees................             20,403
Custodian fees............              3,000
Legal fees................                250
Reports to shareholders...                978
Miscellaneous.............              1,872
Expense reimbursement.....            (19,858)
                                     --------
  Total expenses..........             17,137
                                     --------
NET INVESTMENT LOSS.......             (9,942)
                                     --------
REALIZED AND UNREALIZED
GAIN (LOSS) ON SECURITIES
Net realized loss on
securities................            (57,503)
Net unrealized
appreciation of securities
during the period.........            244,665
                                     --------
NET REALIZED AND
UNREALIZED GAIN ON
SECURITIES................            187,162
                                     --------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS.           $177,220
                                     --------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 July 3, 1995*
                                                                       through
                                                             December 31, 1995
-------------------------------------------------------------------------------
NET ASSETS, beginning of period.............................        $      100
                                                                    ----------
OPERATIONS
 Net investment loss........................................            (9,942)
 Net realized loss on securities............................           (57,503)
 Net unrealized appreciation of securities during the
 period.....................................................           244,665
                                                                    ----------
  Increase in net assets resulting from operation...........           177,220
                                                                    ----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold..................................         2,362,883
 Cost of shares redeemed....................................          (250,546)
                                                                    ----------
  Increase in net assets from capital transactions..........         2,112,337
                                                                    ----------
INCREASE IN NET ASSETS......................................         2,289,557
                                                                    ----------
NET ASSETS, end of period (including accumulated net
investment loss of $1,050)..................................        $2,289,657
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
Shares sold.................................................           217,875
Shares redeemed.............................................           (22,465)
                                                                    ----------
  Increase in capital shares outstanding....................           195,410
                                                                    ----------

*Commencement of operations.

                                       F-42
                                               See Notes to Financial Statements

 EMERGING GROWTH FUND                                    FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated

--------------------------------------------------------------------------------

                                                             July 3, 1995(/1/)
                                                                       through
                                                        December 31, 1995(/2/)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...................                 $10.00
                                                                        ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income.....................................                    .06
 Expenses..............................................                   (.30)
 Expense reimbursement (/3/)...........................                    .16
                                                                        ------
Net investment loss....................................                   (.08)
Net realized and unrealized gain on securities.........                   1.80
                                                                        ------
Total from investment operations.......................                   1.72
                                                                        ------
Net asset value, end of period.........................                 $11.72
                                                                        ------
TOTAL RETURN(/4/)......................................                  17.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...................                   $2.3
Average net assets (millions)..........................                   $1.4
Ratios to average net assets (annualized) (/3/)
 Expenses..............................................                   2.50%
 Expenses, without expense reimbursement...............                   5.40%
 Net investment loss...................................                  (1.45)%
 Net investment loss, without expense reimbursement....                  (4.35)%
Portfolio turnover rate................................                     41%

(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) See Note 2.
(4) Total return for a period less than one year is not annualized.

                                       F-43
                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                                  PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 96.8%
           AUSTRALIA 0.2%
      *200 News Corp.............................................    $    4,275
                                                                     ----------
           FINLAND 1.6%
       750 Kymmene Corp..........................................        19,830
       390 Nokia (AB) OY, Series A...............................        15,333
      *100 Nokia Corp............................................         3,887
                                                                     ----------
                                                                         39,050
                                                                     ----------
           FRANCE 2.1%
       280 Christian Dior........................................        30,190
      *500 SGS Thomson Micro.....................................        19,144
                                                                     ----------
                                                                         49,334
                                                                     ----------
           GERMANY 5.7%
      *500 Adidas................................................        26,455
       600 Berliner Elektro Holdings.............................        19,575
        35 CKAG Colonia Konzern..................................        22,691
       500 Deutsche Bank.........................................        23,691
        70 Mannesmann............................................        22,286
       500 Veba..................................................        21,227
                                                                     ----------
                                                                        135,925
                                                                     ----------
           HONG KONG 4.4%
    20,000 First Pacific Co......................................        22,244
     6,000 Hutchison Whampoa.....................................        36,547
   *70,000 Jilin Chemical Industries, Class H....................        14,484
     4,000 Swire Pacific.........................................        31,038
                                                                     ----------
                                                                        104,313
                                                                     ----------
           ITALY 0.8%
       500 Gucci Group...........................................        19,438
                                                                     ----------
           INDONESIA 0.5%
       500 Perusahaan Persero Telekom............................        12,625
                                                                     ----------
           JAPAN 23.0%
     2,000 Amada Co..............................................        19,758
     2,000 Bank of Tokyo.........................................        35,061
     2,000 Daimei Telecom Engineering............................        17,240
     3,000 Daiwa Securities......................................        45,908
     1,000 Fuji Photo Film Co....................................        28,862
     2,000 Fujitsu...............................................        22,276
     2,000 Hitachi...............................................        20,145
     2,000 Honda Motor Co........................................        41,259
     2,000 Mitsubishi Estate.....................................        24,988
     3,000 Mitsubishi Heavy Industries...........................        23,913
     1,000 Mitsubishi Trust & Banking............................        16,659
     2,000 Mitsukoshi............................................        18,789
     2,000 Nomura Securities.....................................        43,584
     3,000 Ricoh Co..............................................        32,833
     2,000 SXL Corporation.......................................        20,726
     2,000 Tokio Marine & Fire Insurance Co. ....................        26,150
     1,000 Tokyo Electron........................................        38,741
     3,000 Toshiba Corp..........................................        23,506
     2,000 Wishimatsu Construction...............................        23,438
     1,000 Yamanouchi Pharmacy...................................        21,501
                                                                     ----------
                                                                        545,337
                                                                     ----------

                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           MALAYSIA 1.1%
     5,000 Resorts World.........................................    $   26,775
                                                                     ----------
           MEXICO 1.3%
     1,100 Cemex.................................................         7,631
     1,000 Empresas Ica Sociedad.................................        10,250
       400 Telefonos de Mexico...................................        12,750
                                                                     ----------
                                                                         30,631
                                                                     ----------
           NETHERLANDS 3.8%
    *1,500 BE Semiconductor Industries...........................        19,630
       440 ING Group.............................................        29,394
        50 Philips Electronics...................................         1,807
       300 Philips Electronics, Inc..............................        10,762
       200 Ver Ned Uitgevers.....................................        27,457
                                                                     ----------
                                                                         89,050
                                                                     ----------
           NORWAY 1.7%
    *2,000 Fokus Bank............................................        10,799
    *5,500 Uni Storebrand........................................        30,391
                                                                     ----------
                                                                         41,190
                                                                     ----------
           SINGAPORE 2.4%
     2,000 Fraser & Neave........................................        25,451
     5,000 Singapore Land........................................        32,343
                                                                     ----------
                                                                         57,794
                                                                     ----------
           SWEDEN 3.5%
       800 Astra, Series B.......................................        31,688
     1,100 Ericsson (LM) Telephone, Series B.....................        21,537
    11,000 Rottneros.............................................        11,597
     1,600 Stora Kopparbergs.....................................        19,157
                                                                     ----------
                                                                         83,979
                                                                     ----------
           SWITZERLAND 4.6%
        38 Alusuisse Lonza Holdings..............................        30,110
        33 Ciba Geigy............................................        29,038
      *200 Logitech International................................        20,633
        70 Schweizerischer Bankverein............................        28,582
                                                                     ----------
                                                                        108,363
                                                                     ----------
           UNITED KINGDOM 11.9%
    10,000 Astec.................................................        17,705
     1,500 BOC Group.............................................        20,989
     1,200 Carlton Communications................................        17,994
     4,000 Dixons Group..........................................        27,582
     5,000 Farnell Electronic....................................        55,793
     2,000 General Accident......................................        20,205
     2,800 Marks & Spencer.......................................        19,568
     2,000 National Westminster..................................        20,143
     2,000 Reuters Holdings......................................        18,310
     2,000 Severn Trent..........................................        21,354
     2,200 SmithKline Beecham....................................        24,258
     4,000 Tesco.................................................        18,450
                                                                     ----------
                                                                        282,351
                                                                     ----------

                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
           UNITED STATES 28.2%
      *100 Adaptec, Inc...........................................   $    4,100
       100 Aetna Life & Casualty Co...............................        6,925
       200 Allstate Corp..........................................        8,225
      *100 American Radio System Corp., Class A...................        2,800
      *100 Amgen, Inc.............................................        5,937
       100 Analog Devices, Inc....................................        3,538
       100 Applied Materials, Inc.................................        3,937
       100 AT&T Corp..............................................        6,475
       100 BankAmerica Corp.......................................        6,475
       100 Bank of Boston Corp....................................        4,625
       100 Bank of New York, Inc..................................        4,875
       100 BayBanks, Inc..........................................        9,825
      *150 Bay Networks, Inc......................................        6,169
       100 Bristol-Myers Squibb Co................................        8,587
      *100 Buffets, Inc...........................................        1,375
      *100 Cabletron Systems, Inc.................................        8,100
       100 Cadence Design Systems, Inc............................        4,200
       100 Cellular Communications, Inc...........................        4,975
       100 Chemical Banking Corp..................................        5,875
       100 Circon Corp............................................        2,025
      *100 Cisco Systems, Inc.....................................        7,462
       150 Citicasters, Inc.......................................        3,544
       100 Citicorp...............................................        6,725
      *100 Community Health System, Inc...........................        3,562
      *100 Compaq Computer Corp...................................        4,800
       200 Computer Associates International, Inc.................       11,375
       100 ConAgra, Inc...........................................        4,125
       100 Conseco, Inc...........................................        6,263
       100 Consolidated Stores Corp...............................        2,175
       100 Continental Homes Holding Corp.........................        2,463
      *300 Cox Communications, Inc., Class A......................        5,850
       100 CPC International, Inc.................................        6,863
      *100 Cytec Industries, Inc..................................        6,237
      *100 Dell Computer Corp.....................................        3,463
       100 Disney (Walt) Co.......................................        5,900
       100 Dover Corp.............................................        3,687
      *100 DST Systems, Inc.......................................        2,850
      *100 Eckerds Corp...........................................        4,463
      *100 Emmis Broadcasting Corp., Class A......................        3,100
      *100 Evergreen Media Corp., Class A.........................        3,200
       100 EXEL, Ltd..............................................        6,100
       100 Exxon Corp.............................................        8,013
       200 Federal National Mortgage Association..................       24,825
       100 Federated Department Stores, Inc.......................        2,750
       100 First Data Corp........................................        6,687
      *100 Foundation Health Corp.................................        4,300
       100 Franklin Resources, Inc................................        5,038
       300 Frontier Corp..........................................        9,000
       100 General Nutrition Companies, Inc.......................        2,300
       100 Genzyme Corp...........................................        6,237
      *150 Grand Casinos, Inc.....................................        3,488
       100 Greenfield Industries, Inc.............................        3,125

                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
       200 Green Tree Financial Corp..............................   $    5,275
       100 Guidant Corp...........................................        4,225
       100 Harnischfeger Industries, Inc..........................        3,325
      *100 Health Management Association, Inc., Class A...........        2,612
       100 Illinois Central Corp..................................        3,838
       100 Ilinois Tool Works, Inc................................        5,900
       100 Intel Corp.............................................        5,675
      *200 International Rectifier Corp...........................        5,000
       100 James River Corp.......................................        2,412
       100 Johnson & Johnson......................................        8,562
        78 Kimberly Clark Corp....................................        6,454
       100 Komag, Inc.............................................        4,613
      *100 Kroger Co..............................................        3,750
       300 LG Chemical, Ltd.......................................        6,285
       100 Lincare Holdings, Inc..................................        2,500
      *100 Linear Technology Corp.................................        3,925
      *100 Litton Industries, Inc.................................        4,450
      *100 LSI Logic Corp.........................................        3,275
       100 Marriott International, Inc............................        3,825
      *100 Maxicare Health Plans, Inc.............................        2,687
       400 MCI Communications Corp................................       10,450
       100 Medtronic, Inc.........................................        5,588
       200 Merck & Co., Inc.......................................       13,150
       150 Mercury Financial Co...................................        1,988
     3,000 Metaclad Corp..........................................       12,000
      *100 Microsoft Corp.........................................        8,775
       100 Mobil Corp.............................................       11,200
      *100 MSC Industrial Direct, Inc., Class A...................        2,750
      *100 Nautica Enterprises, Inc...............................        4,375
      *100 Nellcor Puritan Bennett, Inc...........................        5,800
      *100 Oak Technology, Inc....................................        4,225
      *200 Office Max, Inc........................................        4,475
       200 Omnicom Group, Inc.....................................        7,450
      *100 Oracle System Corp.....................................        4,238
       200 Panhandle Eastern Corp.................................        5,575
       100 Parker Hannifin Corp...................................        3,425
       100 Penncorp Financial Group, Inc..........................        2,938
       200 PepsiCo., Inc..........................................       11,175
       145 Pharmacia & Upjohn, Inc................................        5,619
       300 Phillip Morris Companies, Inc..........................       27,150
       200 Praxair, Inc...........................................        6,725
       200 Reliastar Financial Corp...............................        8,875
      *100 Renal Treatment Centers, Inc...........................        4,400
      *200 Safeway, Inc...........................................       10,300
       200 Schering-Plough Corp...................................       10,950
      *100 SCI Systems, Inc.......................................        3,100
      *100 Seagate Technology, Inc................................        4,750
       100 Sears, Roebuck & Co....................................        3,900
       300 Service Corp. International............................       13,200
       100 Sigma-Aldrich..........................................        4,950
      *200 Smith International, Inc...............................        4,700
       200 Sprint Corp............................................        7,975

                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares Description                                              Market Value
--------------------------------------------------------------------------------
      *100 S3, Inc...............................................    $    1,762
       100 SunAmerica, Inc.......................................         4,750
      *100 Symantec Corp.........................................         2,325
       200 Terra Industries, Inc.................................         2,825
      *200 Trump Hotels & Casino Resorts.........................         4,300
       100 Union Carbide Corp....................................         3,750
       200 United Waste Systems, Inc.............................         7,450
      *100 Varity Corp...........................................         3,712
      *100 Viacom, Inc., Class B.................................         4,738
      *100 Watson's Pharmaceuticals, Inc.........................         4,900
       100 Williams Companies, Inc...............................         4,388
      *300 WorldCom, Inc.........................................        10,575
                                                                     ----------
                                                                        669,247
                                                                     ----------
           TOTAL COMMON STOCK (Cost $2,198,338)..................     2,299,677
                                                                     ----------

 Principal
 Amount
 ---------
           CONVERTIBLE CORPORATE OBLIGATION 0.9%
   $16,000 United Micro, 1.25%, 06/08/04 (Cost $29,520)............       20,160
                                                                      ----------
 TOTAL INVESTMENTS (Cost $2,227,858) 97.7%..........................   2,319,837
 OTHER ASSETS AND LIABILITIES 2.3%..................................      55,332
                                                                      ----------
 NET ASSETS 100%....................................................  $2,375,169
                                                                      ----------

*Non-income producing security.

                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $2,227,858)....................  $2,319,837
Foreign currency, at market value (Cost $80,097)..................      80,240
Receivable from Adviser...........................................      29,605
Unrealized appreciation of forward currency exchange contracts....      11,123
Receivable for investments sold...................................       6,664
Interest and dividends receivable.................................       2,321
Other assets and receivables......................................      27,078
                                                                    ----------
  Total Assets....................................................   2,476,868
                                                                    ----------
LIABILITIES
Due to auditors...................................................      30,000
Payable for investments purchased.................................      29,940
Bank overdraft....................................................      23,875
Due to custodian..................................................      11,500
Deferred Trustees' fees...........................................       1,050
Unrealized depreciation of forward currency exchange contracts....         561
Due to shareholder service agent..................................         102
Payable for Fund shares redeemed..................................          71
Accrued expenses and other payables...............................       4,600
                                                                    ----------
  Total Liabilities...............................................     101,699
                                                                    ----------
NET ASSETS, equivalent to $10.30 per share........................  $2,375,169
                                                                    ----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 230,530 shares outstanding....................  $    2,305
Capital surplus...................................................   2,290,202
Accumulated net realized loss on securities.......................      (7,843)
Net unrealized appreciation (depreciation) of securities
 Investments......................................................      91,979
 Foreign currency.................................................         143
 Forward currency exchange contracts..............................      10,562
 Other foreign denominated assets and liabilities.................          (6)
Accumulated net investment loss...................................     (12,173)
                                                                    ----------
NET ASSETS........................................................  $2,375,169
                                                                    ----------

                                       F-49
                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                                       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                July 3, 1995*
                                                                      through
                                                            December 31, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of $893 of foreign taxes withheld at
source)....................................................           $ 9,942
Interest...................................................             7,481
                                                                      -------
  Total income.............................................            17,423
                                                                      -------
EXPENSES
Management fees............................................            10,983
Shareholder service agent's expenses.......................               161
Accounting services........................................             7,200
Trustees' fees and expenses................................             2,280
Audit fees.................................................            30,403
Custodian fees.............................................            36,580
Legal fees.................................................               500
Reports to shareholders....................................               750
Registration and filing fees...............................               800
Organization expenses......................................               688
Miscellaneous..............................................               444
Expense reimbursement......................................           (43,031)
                                                                      -------
  Total expenses...........................................            47,758
                                                                      -------
NET INVESTMENT LOSS........................................           (30,335)
                                                                      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
Net realized gain (loss) on securities
  Investments..............................................            (7,843)
  Foreign currency and forward currency exchange contracts.             1,787
Net unrealized appreciation (depreciation) of securities
during the period
  Investments..............................................            91,979
  Foreign currency.........................................               143
  Forward currency exchange contracts......................            10,562
  Other foreign denominated assets and liabilities.........                (6)
                                                                      -------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES.............            96,622
                                                                      -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........           $66,287
                                                                      -------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 July 3, 1995*
                                                                       through
                                                             December 31, 1995
-------------------------------------------------------------------------------
NET ASSETS, beginning of period.............................        $      100
                                                                    ----------
OPERATIONS
 Net investment loss........................................           (30,335)
 Net realized loss on securities............................            (6,056)
 Net unrealized appreciation of securities during the
 period.....................................................           102,678
                                                                    ----------
  Increase in net assets resulting from operations..........            66,287
                                                                    ----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold..................................         2,319,291
 Cost of shares redeemed....................................           (10,509)
                                                                    ----------
  Increase in net assets from capital transactions..........         2,308,782
                                                                    ----------
INCREASE IN NET ASSETS......................................         2,375,069
                                                                    ----------
NET ASSETS, end of period (including accumulated net
investment loss of $12,173).................................        $2,375,169
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
Shares sold.................................................           231,560
Shares redeemed.............................................            (1,040)
                                                                    ----------
  Increase in capital shares outstanding....................           230,520
                                                                    ----------

*Commencement of operations

                                       F-50
                                               See Notes to Financial Statements

 GLOBAL EQUITY FUND                                      FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated

--------------------------------------------------------------------------------

                                                             July 3, 1995(/1/)
                                                                       through
                                                        December 31, 1995(/2/)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...................                 $10.00
                                                                        ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income.....................................                    .09
 Expenses..............................................                   (.48)
 Expense reimbursement (/3/)...........................                    .23
                                                                        ------
Net investment loss....................................                   (.16)
Net realized and unrealized gain on securities.........                    .46
                                                                        ------
Total from investment operations.......................                    .30
                                                                        ------
Net asset value, end of period.........................                 $10.30
                                                                        ------
TOTAL RETURN(/4/)......................................                   3.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...................                   $2.4
Average net assets (millions)..........................                   $2.2
Ratios to average net assets (annualized) (/3/)
 Expenses..............................................                   4.35%
 Expenses, without expense reimbursement...............                   8.27%
 Net investment loss...................................                  (2.76)%
 Net investment loss, without expense reimbursement....                  (6.68)%
Portfolio turnover rate................................                     42%

(1) Commencement of operations.
(2) Based on average month-end shares outstanding.
(3) See Note 2.
(4) Total return for a period less than one year is not annualized.

                                       F-51
                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS


-------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Life Investment Trust (the "Trust", formerly Amer-ican Capital Life Investment Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment com-pany comprised of eight Funds: Common Stock Fund ("Common Stock"), Domestic Strategic Income Fund ("Domestic Strategic"), Government Fund ("Government"), Money Market Fund ("Money Market"), Multiple Strategy Fund ("Multiple Strate-gy"), Emerging Growth Fund ("Emerging Growth"), Real Estate Fund ("Real Es-tate") and Global Equity Fund ("Global Equity"). Each Fund is accounted for as a separate entity.
  The goals of the Funds are as follows: Common Stock seeks capital apprecia-tion by investing principally in common stocks; Domestic Strategic seeks in-come as its primary objective and capital appreciation as a secondary objective; Government seeks high current return consistent with preservation of capital; Money Market seeks protection of capital and high current income by investing in short-term money market instruments; Multiple Strategy seeks a high total investment return consistent with prudent risk; Emerging Growth seeks capital appreciation by investing principally in common stocks of small and medium sized companies; Real Estate seeks long-term growth of capital by investing principally in securities of companies operating in the real estate industry; and Global Equity seeks long-term growth of capital through an in-ternationally diversified portfolio of equity securities of any nation, in-cluding the United States.
  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual amounts may differ from the estimates.

A. INVESTMENT VALUATIONS-Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed se-curities for which the last sale price is not available are valued at the most recent bid price.
  U.S. Agency and Government obligations and related forward commitments are valued at the last reported bid price. Listed options are valued at the last reported sale price on the exchange on which such option is traded, or, if no sale is reported, at the mean between the last reported bid and asked prices. Options and forward commitments for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.
  Private placements are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Private placements generally may be resold only in a privately negotiated transaction until they are regis-tered.
  Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term invest-ments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.
  Domestic Strategic's investments include lower rated and unrated debt secu-rities which may be more susceptible to a decline in value due to adverse eco-nomic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertain-ties exist as to an issuer's ability to meet principal and interest payments. Debt securities rated below investment grade and comparable unrated securities represented approximately 33% of Domestic Strategic's investment portfolio at the end of the period.
  Investments in foreign securities involve certain risks not ordinarily asso-ciated with investments in securities of domestic issuers, including fluctua-tions in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

B. FUTURES CONTRACTS, FORWARD COMMITMENTS AND OPTIONS-General--Transactions in futures contracts, forward commitments, and options are utilized in strategies to manage the market risk of a Fund's investments. The purchase of a futures contract, forward commitment, or call option (or the writing of a put option) increases the impact on net asset value of changes in the market price of in-vestments. Forward commitments have a risk of loss due to nonperformance of counterparties. There is a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Activity contains additional information.
  Futures Contracts--Upon entering into futures contracts, a Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Fund's agent in ac-quiring the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred,

--------------------------------------------------------------------------------
variation margin payments are received from or made to the broker. Upon the closing or cash settlement of a contract, gains or losses are realized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.
  Forward Commitments--A Fund trades certain securities under the terms of for-ward commitments whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transac-tions between a Fund and dealers. Upon executing a forward commitment and during the period of obliga-tion, a Fund maintains collateral of cash or securities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of a Fund is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase commitments for which security settlement is not intended by a Fund, and for all forward sales commitments, changes in the value of the com-mitment are recognized by marking the commitment to market on a daily basis. During the period of obligation, a Fund may either resell or repurchase the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, a Fund may occasionally close such forward commitments prior to delivery. Gains and losses on investments are realized upon the ultimate closing or cash settlement of forward commitments.
  Options--Options purchased are recorded as investment, options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or realized as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

C. REPURCHASE AGREEMENTS-A repurchase agreement is a short-term investment in which a Fund acquires ownership of a debt security and the seller agrees to re-purchase the security at a future time and specified price. A Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily ag-gregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. A Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to main-tain the value of the underlying security at not less than the repurchase pro-ceeds due a Fund.

D. FOREIGN CURRENCY TRANSLATION-The market values of foreign securities, for-ward currency exchange contracts and other assets and liabilities stated in foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. The cost of securities is determined using his-torical exchange rates. Income and expenses are translated at prevailing ex-change rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency in-cludes the net realized amount from the sale of currency and the amount real-ized between trade date and settlement date on security transactions.

E. FORWARD CURRENCY EXCHANGE CONTRACTS-Global Equity enters into forward cur-rency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to settle transac-tions. A forward currency exchange contract is a commitment to buy or sell a foreign currency at a set price on a future date. Changes in the value of the contract are recognized by marking the contract to market on a daily basis. The Fund realizes gains or losses at the time the forward currency exchange con-tract is closed. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts, and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. FEDERAL INCOME TAXES-No provision for federal income taxes is required be-cause each of the Funds has elected to be qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualifi-cation by annually distributing all taxable net investment income and taxable net realized capital gains on investments to shareholders. It is anticipated that no distributions of net realized capital gains will be made until tax ba-sis capital loss carryforwards, if any, expire or are offset by net realized capital gains.

--------------------------------------------------------------------------------
  The following table presents the identified cost of investments at the end of the period for federal income tax purposes with the associated net unrealized appreciation and the net realized capital loss carryforward at December 31, 1995 with expiration dates.

                              Common    Domestic                   Money    Multiple   Emerging       Real     Global
                               Stock   Strategic  Government      Market    Strategy     Growth     Estate     Equity
---------------------------------------------------------------------------------------------------------------------
Identified cost......... $66,854,310 $25,601,004 $73,227,636 $21,612,759 $57,112,937 $2,017,998 $8,875,739 $2,309,755
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Gross unrealized
 appreciation........... $ 9,928,432 $ 1,746,960 $ 1,972,463          -- $ 6,303,781 $  295,831 $  356,534 $  180,032
Gross unrealized
 depreciation...........     753,880     246,473      23,950          --     388,954     51,166     45,785     89,710
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Net unrealized
 appreciation........... $ 9,174,552 $ 1,500,487 $ 1,948,513          -- $ 5,914,827 $  244,665 $  310,749 $   90,322
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Capital loss
 carryforward utilized
 during the period......          -- $   104,892 $ 1,385,949          --          --         --         --         --
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Net realized capital
 loss carryforward......          -- $ 2,020,640 $13,105,418 $     2,059          -- $   36,712 $   10,729 $    6,043
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Expiration dates of
capital loss
carryforward............          --   1998-2002   1996-2002   2002-2003          --       2003       2003       2003

  The net capital loss carryforwards at the end of the period may be utilized to offset any future capital gains until expiration.
  Additionally, $20,791 and $445 of post October losses for Emerging Growth and Real Estate, respectively, are deferred for federal income tax purposes to the 1996 fiscal year.

G. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME-Investment transac-tions are accounted for on the trade date. Realized gains and losses on invest-ments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date or when information becomes available, which-ever is later. Interest income is accrued daily. Issuers of Payment-in-Kind se-curities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments.
  Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and realized gains generated from foreign investments. Such withholding taxes are reflected on the Statement of Operations as a reduction of the related income or gain.

H. DIVIDENDS AND DISTRIBUTIONS-Government and Money Market declare dividends from net investment income on each business day. Domestic Strategic, Common Stock, Multiple Strategy, Emerging Growth, Real Estate and Global Equity declare dividends and distributions annually. Government declares distributions from short-term capital gains, if any, monthly. Dividends and distributions are recorded on the record date.
  Each of the Funds distributes tax basis earnings in accordance with the mini-mum distribution requirements of the Internal Revenue Code, which may differ from generally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

I. DEBT DISCOUNT AND PREMIUM-The Trust accounts for discounts and premiums on the same basis as used for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

J. PRIVATE PLACEMENTS-A Fund may own securities purchased in private placement transactions, which have not been registered under the Securities Act of 1933. Such securities generally may be resold only in a privately negotiated transac-tion with a limited number of purchasers or in a public offering after they have been registered under the Securities Act of 1933. The issuers of privately placed debt securities held by a Fund generally have agreed to register the se-curities within specified time periods or increase the interest paid on such securities.

NOTE 2--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Trust. Management fees are paid monthly, based on the average daily net assets of the Funds (Common Stock, Do-mestic Strategic, Government, Money Market and Multiple Strategy) at an annual rate of .50% of the first $500 million, .45% of the next $500 million and .40% of the amount in excess of $1 billion. The resulting fee is prorated to each Fund (Common Stock, Domestic Strategic, Government, Money Market and Multiple Strategy) based on its average daily net assets. The Adviser

--------------------------------------------------------------------------------
has volunteered to reimburse each of these Funds for all ordinary business ex-penses, exclusive of taxes and interest, in excess of .60% of the average daily net assets. For the period, such voluntary expense reimbursements were:

      Common Stock...................................................... $56,680
      Domestic Strategic................................................  86,887
      Government........................................................  77,421
      Money Market......................................................  80,637
      Multiple Strategy.................................................  85,602

  Under the terms of the advisory agreement, if the total ordinary business ex-penses, exclusive of taxes, distribution fees and interest, exceed .95% of av-erage daily net assets, the Adviser will reimburse the Funds (Common Stock, Domestic Strategic, Government, Money Market and Multiple Strategy) for the amount of the excess. The contractual expense reimbursement shall be made monthly. For the period, none of the above Funds had contractual expense reim-bursements.
  For Emerging Growth, management fees are paid monthly, based on the average daily net assets at an annual rate of .70%.
  For Real Estate, the Adviser has entered into a subadvisory agreement with Hines Interest Realty Advisors Limited Partnership ("Subadviser--Real Estate"), who provides advisory services to Real Estate and the Adviser with respect to Real Estate's investments in real estate. Management fees are calculated month-ly, based on the average daily net assets of Real Estate at the annual rate of 1.00%. The Adviser pays 50% of its management fee to the Subadviser--Real Es-tate.
  For Global Equity, the Adviser has entered into a subadvisory agreement with John Govett & Co., Limited ("Subadviser--Global Equity), who provides advisory services to Global Equity and the Adviser with respect to Global Equity's in-vestments in foreign securities. Management fees are calculated monthly, based on the average daily net assets of Global Equity at the annual rate of 1.00%. The Adviser pays 50% of its management fee to the Subadviser--Global Equity.
  Under the terms of the advisory agreements, if the total ordinary business expenses of the Funds (Emerging Growth, Real Estate and Global Equity), exclu-sive of taxes, interest and other extraordinary expenses, exceed the most re-strictive expense limitation applicable in the states where the Funds' shares are qualified for sale, the Adviser will reimburse the Funds for the excess. Such reimbursement shall be made monthly. The most restrictive expense limita-tion in effect was California's which aggregated 2 1/2% of the first $30 mil-lion of average daily net assets, 2% of the next $70 million of average daily net assets and 1 1/2% of the average daily net assets in excess of $100 milllion. For the period, $19,858 for Emerging Growth, $7,173 for Real Estate, and $43,031 for Global Equity was reimbursed due to the expense limitation.
  As of January 1, 1996, the Adviser has volunteered to reimburse for all ex-penses in excess of .85% for Emerging Growth, 1.10% for Real Estate, and 1.20% for Global Equity, each of the Fund's average daily net assets.
  Other transactions with affiliates during the period were as follows:

                                Common  Domestic              Money Multiple Emerging   Real Global
                                 Stock Strategic Government  Market Strategy   Growth Estate Equity
     ----------------------------------------------------------------------------------------------
      Accounting officers..... $ 7,336   $ 6,696    $ 7,274 $ 6,664  $ 7,182   $1,357 $1,370    -0-
      Shareholder service
      agent's fees............  15,514    15,514     15,514  15,514   15,514      -0-    -0-    -0-
      Legal fees..............   3,614     3,766      3,546   3,708    3,980      250    500    500

  Accounting services include the salaries and overhead expenses of the Trust's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. These charges include the employee costs attributable to the accounting officers of the Trust. A por-tion of the accounting services expense was paid to the Adviser in reimburse-ment of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.
  ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Trust's shareholder service agent. These services are provided at cost plus a profit. Legal fees during the period were for services rendered by former coun-sel of the Trust, O'Melveny & Myers. A former trustee was of counsel to that firm. Certain officers and trustees of the Trust are officers and trustees of the Adviser and the shareholder service agent.

--------------------------------------------------------------------------------

NOTE 3--INVESTMENT ACTIVITY
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments and forward commitments, were:

                                     Common    Domestic                 Multiple   Emerging       Real     Global
                                      Stock   Strategic   Government    Strategy     Growth     Estate     Equity
     ----------------------------------------------------------------------------------------------------------
      Purchases............... $ 98,217,059 $17,345,053 $106,514,498 $65,674,248 $2,586,768 $9,986,356 $2,994,454
      Sales...................  109,821,318  14,448,328  117,494,867  77,631,643    511,267  2,719,513    758,759

  Money Market held only short-term investments.
  At the end of the period, Government held the following forward purchase com-mitments settling in January 1996 for which delivery is not intended and long U.S. Treasury futures contracts expiring in March 1996.

  FORWARD PURCHASE COMMITMENTS:

      Par                                                           Unrealized
      Amount                                                      Appreciation
      (000)  Security                           Market Value    (Depreciation)
     --------------------------------------------------------------------------
                   Federal Home Loan Mortgage
      $1,500 Corp., 8.00%, short.............      $(1,553,445)       $(23,914)
                                                   -----------        --------
                   Federal Home Loan Mortgage
       1,000 Corp., 7.00%, long..............        1,008,750          16,563
                 Government National Mortgage
       4,000 Association, 7.50%, long........        4,112,520          68,457
                                                   -----------        --------
                                                     5,121,270          85,020
                                                   -----------        --------
                                                   $ 3,567,825        $ 61,106
                                                   -----------        --------

  FUTURES CONTRACTS:

      Number of                                                       Unrealized
      Contracts Description                           Market Value  Appreciation
     ---------------------------------------------------------------------------
       60       U.S. Treasury Bonds................     $ 7,288,125     $178,120
       20       U.S. Treasury Notes (five year)....       2,208,125       25,686
       95       U.S. Treasury Notes (ten year).....      10,886,406      141,461
                                                        -----------     --------
                                                        $20,382,656     $345,267
                                                        -----------     --------

  During the period, Real Estate and Global Equity had the following option activity on S&P 500 index futures:

                                           Real Estate         Global Equity
                                        -------------------  ------------------
                                        Number of            Number of
                                        Contracts   Premium  Contracts  Premium
     ---------------------------------------------------------------------------
      Options open at beginning of the
      period..........................          0        $0          0       $0
      Options written.................        120   149,875         80   95,917
      Options closed..................        (60)  (47,938)       (40) (53,958)
      Options expired.................        (60) (101,937)       (40) (41,959)
                                              ---  --------        ---  -------
        Options open at the end of the
      period..........................          0        $0          0       $0
                                              ---  --------        ---  -------

  At the end of the period Global Equity held the following forward currency exchange contracts:

                                                            U.S.     Unrealized
                                             Settlement   Dollar   Appreciation
      Currency                                     Date    Value (Depreciation)
     ---------------------------------------------------------------------------
      JAPANESE YEN
      9,892,000 (payable)...................   09/24/96 $ 99,256        $   745
      9,629,000 (payable)...................   11/13/96   97,207          2,793
      9,574,000 (payable)...................   11/13/96   96,652          3,348
      9,486,000 (payable)...................   11/13/96   95,763          4,237
                                                        --------        -------
                                                         388,878         11,123
                                                        --------        -------
      SWEDISH KRONA
        343,400 (payable)...................   11/13/96   50,561           (561)
                                                        --------        -------
       Total forward currency exchange contracts....... $439,439        $10,562
                                                        --------        -------

--------------------------------------------------------------------------------

NOTE 4--TRUSTEE COMPENSATION
Trustees who are not affiliated with the Adviser are compensated by the Trust at the annual rate of $3,342 plus a fee of $96 per day for the Board and Com-mittee meetings attended. The Trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of each Fund's general accounts. Funds for the payment of obligations under the Plan will not be reserved or set aside by any form of trust or escrow. Each Trustee covered under the Plan elects to be cred-ited with an earnings component on amounts deferred equal to the income earned by each Fund on its short-term investments or equal to the total return of each Fund.
  Trustees' fees for the period were:

                                Common  Domestic              Money Multiple Emerging   Real Global
                                 Stock Strategic Government  Market Strategy   Growth Estate Equity
     ----------------------------------------------------------------------------------------------
      Trustee fees............ $10,917   $10,601    $11,182 $10,192  $11,676   $2,280 $2,280 $2,280

NOTE 5--FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Trust to a Delaware Business Trust and the election of additional trustees. On September 16, 1995, the reorganization became effective.

NOTE 6--SUBSEQUENT EVENT
Effective March 6, 1996, the Trust will make the following name changes to three of the Funds: Common Stock to Enterprise, Domestic Strategic Income to Domestic Income, and Multiple Strategy to Asset Allocation.

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Common Stock Fund, Domestic Strategic Income Fund, Government Fund, Money Market Fund, Multiple Strategy Fund, Real Estate Fund, Emerging Growth Fund and Global Equity Fund (constituting Van Kampen American Capital Life Investment Trust, hereafter referred to as the "Trust") at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Houston, Texas
February 21, 1996

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
               (formerly, American Capital Life Investment Trust)
                            2800 Post Oak Boulevard
                              Houston, Texas 77056
                                 (800) 421-5666


                                 March 6, 1996



     Van Kampen American Capital Life Investment Trust (the "Trust") is an open-end diversified management investment company which offers shares in nine separate Funds, one of which is described in this Prospectus. Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts invest in shares of the Funds in accordance with allocation instructions received from Contract Owners. Such allocation rights are further described in the accompanying Prospectus for the Contracts. The investment objectives of one of the Funds is as follows:



     Real Estate Securities Fund (the "Fund") seeks as its primary investment objective long-term growth of capital. Current income is a secondary consideration. The Fund seeks to achieve its objectives by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. There can be no assurance that the Fund will achieve its investment objectives.


     THE SHARES OF THIS FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------


     This Prospectus tells Contract Owners briefly the information they should know before allocating premiums or cash value to the Fund. Investors should read and retain this Prospectus for future reference.


     A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and contains further information about the Fund. A copy of the Statement of Additional Information may be obtained without charge by calling or writing the Fund at the telephone number and address printed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR STATE REGULATORS NOR HAS THE COMMISSION OR STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

CUSTODIAN:         State Street Bank and Trust
                   Company
                   225 Franklin Street
                   Boston, Massachusetts 02110
SHAREHOLDER        ACCESS Investor Services, Inc.
SERVICE AGENT:     P.O. Box 418256
                   Kansas City, Missouri
                   64141-9256
DISTRIBUTOR:       Van Kampen American Capital
                   Distributors, Inc.
                   One Parkview Plaza
                   Oakbrook Terrace, Illinois
                   60181
INVESTMENT         Van Kampen American Capital
ADVISER:           Asset Management, Inc.
                   2800 Post Oak Boulevard
                   Houston, Texas 77056
INVESTMENT         Hines Interests Realty
SUBADVISER:        Advisors Limited Partnership
[FOR "REAL ESTATE  2800 Post Oak Boulevard
PORTFOLIO"]        Houston, Texas 77056

                               TABLE OF CONTENTS

                                        Page
Prospectus Summary......................   3
Financial Highlights....................   5
Investment Objectives and Policies......   6
Risk Factors............................   8
Investment Practices....................   9
The Trust and Its Management............  12
Purchase of Shares......................  13

                                        Page
Determination of Net Asset Value........  14
Redemption of Shares....................  14
Dividends, Distributions and Taxes......  14
Fund Performance........................  16
Description of Shares of the Trust......  17
Additional Information..................  18
Appendix................................  19


     No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust to make such an offer in such jurisdiction.

                               PROSPECTUS SUMMARY

Shares Offered..........Shares of beneficial interest.

Type of Company.........Diversified, open-end management investment company.

Investment Objectives...The Fund's primary investment objective is to seek long-term growth of capital. Current income is a secondary consideration. There is, however, no assurance that the Fund will be successful in achieving its objectives.

Investment Policy and
  Risks.................The Fund will seek to achieve its investment objectives by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's Investors Service ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"), a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by Van Kampen American Capital Asset Management, Inc. (the "Adviser") to be of comparable quality. Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments. There can be no assurance that the Fund will achieve its investment objectives.

                        Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry. In addition, the Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities (and, to a lesser degree, equity securities) held by the Fund; the market value of such securities tends to have an inverse relationship to the movement of interest rates. For additional information regarding the risk connected with investment in Real Estate Securities, see "Risk Factors."

                        The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. See "Investment Objectives and Policies -- Foreign Securities."

                        The Fund may purchase or sell debt securities on a forward commitment basis. See "Investment
                        Practices -- Forward Commitments." The Fund may use portfolio management techniques and strategies involving options, futures contracts and options on futures. The utilization of options, futures contracts and options on futures contracts may involve greater than ordinary risks and the likelihood of more volatile price fluctuation. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts."



Investment Advisers.....Van Kampen American Capital Asset Management Inc. (the
                        "Adviser") has served as investment adviser to the Fund since its inception. Hines Interests Realty Advisors Limited Partnership (hereinafter referred to either as the "Subadviser" or "Hines Realty Advisors") provides advisory services to the Adviser of the Fund with respect to the real estate industry. See "The Trust and Its Management."


Dividends and
  Distributions.........Dividends and any capital gains are distributed at least annually. All dividends and distributions are automatically reinvested by the Account in shares of the Fund at net asset value per share. See "Dividends, Distributions and Taxes."

Redemption..............At the next determined net asset value.

Distributor.............Van Kampen American Capital Distributors, Inc. (the
                        "Distributor").

                              FINANCIAL HIGHLIGHTS


     The following information for the period July 31, 1995 through December 31, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon was unqualified. This information should be read in conjunction with the related financial statements and notes thereto included in the Statement of Additional Information.


REAL ESTATE SECURITIES FUND


                                                                                                                       JULY 3,
                                                                                                                       1995(1)
                                                                                                                       THROUGH
                                                                                                                     DECEMBER 31,
                                          PER SHARE OPERATING PERFORMANCE                                              1995(2)
                                                                                                                     ------------
Net asset value, beginning of period...............................................................................  $  10.00
                                                                                                                     ------------
INCOME FROM INVESTMENT OPERATIONS
  Investment income................................................................................................       .33
  Expenses.........................................................................................................      (.15)
  Expense reimbursement............................................................................................       .02
                                                                                                                     ------------
Net investment income..............................................................................................       .20
Net realized and unrealized gain on securities.....................................................................       .6325
                                                                                                                     ------------
Total from investment operations...................................................................................       .8325
                                                                                                                     ------------
Less distributions from net investment income......................................................................      (.0925)
Net asset value, end of period.....................................................................................  $  10.74
                                                                                                                     ===========
TOTAL RETURN(3)....................................................................................................      8.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)...............................................................................  $   8.6
Ratios to average net assets (annualized)
  Expenses.........................................................................................................      2.50%
  Expenses, without expense reimbursement..........................................................................      2.90%
  Net investment income............................................................................................      3.75%
  Net investment income, without expense reimbursement.............................................................      3.36%
Portfolio turnover rate............................................................................................        85%


---------------------
(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) Total return for a period of less than one year is not annualized. Total return does not consider the effect of sales loads.

INVESTMENT OBJECTIVES AND POLICIES

     General. The Fund's primary investment objective is to provide shareholders with long-term growth of capital. Current income is a secondary consideration. The Fund will seek to achieve its investment objectives by investing principally in a diversified portfolio of Real Estate Securities which include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies may include among others: equity real estate investment trusts, which pool investors' funds for investment primarily in commercial real estate properties, mortgage real estate investment trusts, which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber products and hotel and entertainment companies. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund's investment in debt securities will be rated, at the time of investment, at least Baa by Moody's or BBB by S&P, a comparable rating by any other nationally recognized statistical rating organization or if unrated, determined by the Adviser to be of comparable quality. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody's or BBB by S&P are considered to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. The rating of the ratings agencies represent their opinions of the quality of the debt securities they undertake to rate, but not the market value risk of such securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Fund may invest more than 25% of its total assets in the real estate industry.

     Under normal market conditions, the Fund may invest up to 35% of its total assets in equity and debt securities of companies outside the real estate industry, U.S. Government securities, cash and money market instruments.

     The Fund may invest up to 25% of its assets in securities issued by foreign issuers. See "Investment Objectives and Policies -- Foreign Securities." The Fund may engage in portfolio management strategies and techniques involving options, futures contracts and options on futures. Options, futures contracts and related options are described in "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" and the Statement of Additional Information.

     For temporary defensive purposes, the Fund may invest up to 100% of its total assets in short-term investments as described below. The Fund will assume a temporary defensive posture only when economic and other factors affect the real estate industry market to such an extent that the Adviser believes there to be extraordinary risks in being primarily in Real Estate Securities.

     There can be no assurance that the Fund will achieve its investment objectives.


     The investment objectives and policies, the percentage limitations, and the kinds of securities in which the Fund may invest are generally not fundamental policies and may be changed by the Trustees, unless expressly governed by certain limitations as described under "Investment Practices -- Investment Restrictions" which can be changed only by action of the shareholders. If there is a change in the objectives of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.


     Short-Term Investments. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements collateralized by these securities, and other short-term evidences of indebtedness. The Fund will only purchase commercial paper if it is rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. Such temporary investments may be made either for liquidity purposes, to meet shareholder redemption requirements or as a temporary defensive measure.

     Foreign Securities. The Fund may invest up to 25% of its assets in securities issued by foreign issuers of developed countries of similar quality as the securities described above as determined by the Adviser. Some of such securities may also be Real Estate Securities. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since the Fund may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

     The Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. For further information on ADRs and EDRs, investors should refer to the Statement of Additional Information.

     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. See "Dividends, Distributions and Taxes." Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are not invested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, the Fund will incur costs in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.

     Foreign Currency Transactions. The value of the Fund's portfolio securities that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund does not purchase and sell foreign currencies as an investment.

     The Fund also may enter into contracts with banks or other foreign currency brokers and dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

     The Fund may attempt to hedge against changes in the value of the United States dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.

RISK FACTORS

     Although the Fund does not invest directly in real estate, an investment in the Fund will generally be subject to the risks associated with real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties of tenants and changes in interest rates. The value of securities of companies which service the real estate industry will also be affected by such risks. If the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

     In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such real estate investment trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (the "Code") and to maintain exemption from the Investment Company Act of 1940. Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. Like investment companies such as the Fund, real estate investment trusts are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of any expenses paid by the real estate investment trusts in which it invests in addition to the expenses paid by the Fund.

     Because of the Fund's policy of concentrating its investments in Real Estate Securities, the Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting the real estate industry.

     Additional information about the Fund's investment practices and the risks associated with such practices are contained in "Investment Objectives and Policies" and "Investment Practices" herein and in the Statement of Additional Information.

INVESTMENT PRACTICES

     Repurchase Agreements. The Fund may enter into repurchase agreements with domestic or foreign banks or broker-dealers in order to earn a return on temporarily available cash. A repurchase agreement is a short-term investment in which the purchaser, (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. The Fund will not invest more than 15% of its net assets in repurchase agreements that do not mature within seven days and in any other illiquid securities. In the event of the bankruptcy of the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities, and the Fund could incur a loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto,
(b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights. See the Statement of Additional Information.

     For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that substantially all of the funds advised or subadvised by the Adviser would otherwise invest separately into a joint account. The cash in the joint account is then invested and the funds that contributed to the joint account share pro rata in the net revenue generated. The Adviser believes that the joint account produces greater efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Fund than would be available to the Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in the SEC order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

     Portfolio Transactions and Brokerage Practices. The Adviser is responsible for the placement of orders for the purchase and sale of portfolio securities for the Fund and the negotiation of brokerage commissions on such transactions. Brokerage firms are selected on the basis of their professional capability for the type of transaction and the value and quality of execution services rendered on a continuing basis. The debt securities in the Fund's portfolio generally are traded in the over-the-counter market through dealers. A dealer is a securities firm or bank which makes a market for securities by opening a position at one price and closing the position at a slightly more favorable price. The difference between the prices is known as a spread. Foreign currency and forward currency exchange contracts are traded in a similar fashion in a dealer market maintained primarily by large commercial banks. The Fund will pay brokerage commissions in connection with transactions in exchange-traded options, futures contracts and related options. Spreads or commissions for transactions executed in foreign markets often are higher than in the United States. The Adviser is authorized to place portfolio transactions with brokerage firms participating in the distribution of shares of the Fund and other Van Kampen American Capital mutual funds if it reasonably believes that the quality of the execution and the commission are comparable to that available from other qualified brokerage firms. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. The Information received may be used by the Adviser in managing the assets of other advisory accounts as well as in the management of the assets of the Fund.

     Portfolio Turnover. The Fund may purchase and sell securities without regard to the length of time the security is to be, or has been held. The annual portfolio turnover rate may exceed 100%, which is higher than that of many other investment companies. A 100% turnover rate would occur, for example, if all the securities held by the Fund were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund, and may result in realization of short-term capital gains if securities are held for one year or less which may be subject to applicable income taxes. See "Dividends, Distributions and Taxes."

     Restricted Securities. The Fund may invest up to 15% of its net assets in restricted securities and other illiquid assets (see herein for information regarding state restrictions). As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 ("1933 Act") and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the 1933 Act and which have been determined to be liquid by the Trustees or by the Adviser pursuant to guidelines approved by the Trustees. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. Since it is not possible to predict with assurance how the markets for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Fund's investment in these securities focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in the Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Fund's Trustees believes accurately reflects fair value.

     Using Options, Futures Contracts and Options on Futures Contracts. The Fund expects to utilize opinions, futures contracts and options on futures contracts in several different ways, depending upon the status of the Fund's portfolio and the Adviser's expectations concerning the securities markets. See the Statement of Additional information for a discussion of options, futures contracts and options on futures contracts.

     Potential Risks of Options, Futures Contracts and Options on Futures Contracts. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Adviser is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. The Fund may write or purchase options in privately negotiated transactions ("OTC Options") as well as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by the Fund is considered an illiquid security. Any OTC Option written by the Fund is with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price. Such options are considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. The Fund may not purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts or call options thereon by the Fund, an amount of cash, cash equivalents or liquid high-grade debt securities equal to the market value of the obligation under the futures contract or option (less any related margin deposits) will be maintained in a segregated account with the Custodian. The Fund may not invest more than 15% of its net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and options on futures contracts is contained in the Statement of Additional Information.

     Forward Commitments. The Fund may purchase or sell debt securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future, frequently a month or more after such transaction. This price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

     The Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. The Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction. Should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

     The Fund maintains a segregated account (which is marked to market daily) of cash, U.S. Government securities or the security covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues.

     Investment Restrictions. The Fund has adopted a number of investment restrictions that may not be changed without the approval of the holders of a majority of the Fund's shares. See the Statement of Additional Information. The percentage limitations need only be met at the time the investment is made or other relevant action taken. These restrictions provide, among other things, that the Fund may not:

          1. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.

          2. With respect to 75% of its total assets, invest more than five percent of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

          3. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.

          4. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by such company.

     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

THE TRUST AND ITS MANAGEMENT

     The Trust, an open-end, diversified management investment company, was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995 under the laws of the state of Delaware as a business entity commonly known as a "Delaware business trust." A mutual fund provides, for those who have similar investment goals, a practical and convenient way to invest in a more diversified portfolio of securities by combining their resources in an effort to achieve such goals.


     The Trustees have the responsibility for overseeing the affairs of the Fund. The Adviser and the Subadviser are responsible for the provision of advisory services in relation to the Fund's assets. The Adviser also provides administrative services and manages the Fund's business and affairs. The Adviser, together with its predecessors, has been in the investment advisory business since 1926 and has served as investment adviser to the Fund since its inception.



     THE ADVISER. The Adviser is a wholly owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $50 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,800 unit investment trusts are professionally distributed by leading financial advisers nationwide.



     Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Trust and the sponsor of the funds mentioned above, is also a wholly-owned subsidiary of Van Kampen American Capital. Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph
L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of Van Kampen American Capital own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own five percent or more of the common stock of VK/AC Holding, Inc.


     THE SUBADVISER. Hines Realty Advisors provides real estate advisory services to the Adviser of the Fund. Hines Realty Advisors is a limited partnership among Hines Holdings, Inc. (as general partner), and Hines 1980 A, Ltd. and Gerald D. Hines (as limited partners). Mr. William S. Wardrop, Jr. is President and Mr. Glenn L. Lowenstein is Vice President of the Subadviser. Hines Realty Advisors has had limited previous experience as an investment adviser to mutual funds (since mid May 1994). Affiliates of the Subadviser have extensive domestic and international experience in owning and managing real estate. Hines Realty Advisors, an affiliate of the Hines real estate organization ("Hines"), provides a comprehensive evaluation of the real estate market. Founded in

1957, Hines has proven experience in a full range of real estate services: strategic asset management, property management development, marketing and leasing, acquisition/disposition and financing. Headquartered in Houston, Texas, Hines has regional offices in New York, San Francisco, Atlanta and Chicago as well as 29 additional submarkets. The firm also has offices in Mexico City, Berlin and Moscow. Hines Interests owns and/or manages more than 61 million square feet of prime office, retail and industrial space representing more than 451 projects. Major projects include: Pennzoil Place in Houston, the Gallerias in Houston and Dallas, 53rd At Third in New York, 101 California in San Francisco, One Ninety One Peachtree in Atlanta, Three First National Plaza in Chicago and Huntington Center in Columbus.

     Associates in field offices nationwide generate regional economic analysis based on demographic factors such as job growth and population movement. Hines also provides a regional property-type analysis determining whether the property -- outlet mall, strip shopping center or apartment complex, among others -- makes sense in the area.


     ADVISORY AGREEMENT. The Trust retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement (the "Advisory Agreement"), the Trust pays the Adviser a monthly fee computed on average daily net assets of the Fund at the annual rate of 1.00% of the Fund's average daily net assets. This fee is higher than that charged by most other mutual funds but the Trustees believe it is justified by the special nature of the Fund and is not necessarily higher than the fees charged by certain mutual funds with investment objectives and policies similar to those of the Fund. Under the Advisory Agreement, the Trust also reimburses the Adviser for the cost of the Fund's accounting services, which include maintaining its financial books and records and calculating its daily net asset value. Operating expenses paid by the Fund include shareholder service agency fees, custodial fees, legal and accounting fees, the costs of reports and proxies to shareholders, trustees' fees, and all other business expenses not specifically assumed by the Adviser. For the period July 3, 1995 through December 31, 1995, advisory fees plus the cost of accounting services payable by the Trust on behalf of the Fund was $21,289. The Adviser has entered into an investment subadvisory agreement (the "Subadvisory Agreement") with the Subadviser to assist it in performing its investment advisory functions. The Subadviser is primarily responsible for the following areas: (i) providing regional economic analysis of the areas in which properties owned by real estate investment trusts are located; (ii) analyzing attractiveness of the property-type within the geographic region; (iii) evaluating and assessing real estate valuation and the condition of property;
(iv) evaluating property managers and sponsors of real estate investment trusts; and (v) continuously reviewing and monitoring the real estate investments in the Fund's portfolio. Pursuant to the Subadvisory Agreement, the Subadviser receives on an annual basis 50% of the compensation received by the Adviser. The Adviser and the Subadviser may, from time to time, agree to waive their respective investment advisory fees or any portion thereof or elect to reimburse the Fund for ordinary business expenses in excess of an agreed upon amount.



     PORTFOLIO MANAGEMENT. Mary Jayne Maly is primarily responsible for the day-to-day management of the Fund's investment portfolio. She has served in that capacity since the inception of the Fund. Ms. Maly has been a portfolio manager with the Adviser since 1994. Prior to that time, Ms. Maly was an associate portfolio manager with the Adviser and was formerly a senior equity analyst at Texas Commerce Management Company.


PURCHASE OF SHARES


     The Trust is offering its shares only to Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Trust does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Trust's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust continuously offers shares in the Fund to the Accounts at prices equal to the respective per share net asset value of the Fund. The Distributor, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."


DETERMINATION OF NET ASSET VALUE

     Net asset value per share is computed for the Fund as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying Prospectus for the policies for information regarding holidays observed by the insurance company.

     Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including accrued interest) attributable to such class less all liabilities (including accrued expenses) attributable to such class, by the total number of shares of the class outstanding. Such computation is made by using prices as of the close of trading on the Exchange and (i) valuing securities listed or traded on a national securities exchange at the last reported sale price, (ii) valuing over-the-counter securities for which the last sale price is available from the National Association of Securities Dealers Automated Quotations ("NASDAQ") at that price, (iii) unlisted securities and listed securities for which the last sale price is not available are valued at the last reported bid price, (iv) options and futures contracts are valued at the last sale price or if no sales are reported, at the mean between the bid and asked prices, and (v) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Trustees of the Trust. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost using the value of the investment on the 61st day.

REDEMPTION OF SHARES

     Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt of a request in proper form. The market value of the securities in the Fund is subject to daily fluctuations and the net asset value of the Fund's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     All dividends and capital gains distributions of the Fund are automatically reinvested by the Account in additional shares of the Fund.

     Dividends and Distributions. Dividends from stocks and interest earned from other investments are the main source of income for the Fund. Substantially all of this income, less expenses, is distributed on an annual basis. When the Fund sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Fund paid to purchase them. Net realized capital gains represent the total profit from sales of securities minus total losses from sales of securities including any losses carried forward from prior years. The Fund distributes any net realized capital gains to the Account no less frequently than annually.

     The Fund intends to qualify as a "regulated investment company" under the Code. By maintaining its qualification as a "regulated investment company," the Fund will not incur any liability for federal income taxes to the extent its taxable ordinary income and any capital gain net income is distributed in accordance with Subchapter M of the Code. By qualifying as a regulated investment company, the Fund is not subject to Federal income taxes to the extent it distributes its taxable net investment income and taxable net realized capital gains. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net realized capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). The Fund is subject to the diversification requirements of Section 817(h) of the Code.

     Dividends and distributions paid by the Fund have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution paid shortly after the purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased) even though subject to income taxes as discussed above.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of the Fund's total assets at the close of its fiscal year consists of securities of foreign issuers, the Fund will be eligible, and may file elections with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their respective pro rata portions of such taxes in their United States income tax returns as gross income, treat such respective pro rata portions as taxes paid by them, and deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. The Fund will report annually to its shareholders the amount per share of such withholding.

     Under Code Section 988, foreign currency gains or losses from certain forward contracts not traded in the interbank market are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the Fund's income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, the Fund's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital or, in some circumstances, as capital gain. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.

     Tax Treatment to Insurance Company as Shareholder. Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains are includable in the insurance company's gross income. The tax treatment of such dividends and distributions depends on the insurance company's tax status. To the extent that income of the Fund represents dividends on equity securities rather than interest income, its distributions are eligible for the 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. However, a dividend received from a real estate investment trust does not qualify for the dividend received deduction. The Trust will send to the Account a written notice required by the Code designating the amount and character of any distributions made during such year.

     Under the Code, any distribution designated as being made from the Fund's net realized long-term capital gains are taxable to the insurance company as long-term capital gains. Such distributions of long-term capital gains will be designated as a capital gains distribution in a written notice to the Account which accompanies the distribution payment. Long-term capital gains distributions are not eligible for the dividends received deduction. Dividends and capital gain distributions to the insurance company may also be subject to state and local taxes.

     As described in the accompanying Prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by it.

     Tax Treatment of Options and Futures Transactions. Gains or losses on transactions in listed options on securities, futures and options on futures generally are treated as 60% long-term and 40% short-term, ("60/40"), and positions held by the Fund at the end of its fiscal year generally are required to be marked to market, with the result that unrealized gains and losses are treated as though they were realized. Gains and losses realized by the Fund on transactions in over-the-counter options generally are short-term capital gains or losses unless the option is exercised, in which case the gain or loss is determined by the holding period of the underlying security. The Code contains certain "straddle" rules which require deferral of losses incurred in certain transactions involving hedged positions to the extent the Fund has unrealized gains in offsetting positions and generally terminate the holding period of the subject position. Additional information is set forth in the Statement of Additional Information.

FUND PERFORMANCE


     From time to time the Fund may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five and ten-year periods or for the life of the Fund. Other total return quotations, aggregate or average, over other time periods may also be included. Total return calculations do not take into account expenses at the "wrap" or Contract Owner level. Investors should also review total return calculations that include these expenses.


     The total return of the Fund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Fund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Fund shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Fund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.


     In addition to total return information, the Fund may also advertise its current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Fund's net income per share for a thirty-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. Yield calculations do not take into account expenses at the "wrap" or Contract Owner level. Investors should also review yield calculations that include those expenses.



     From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund.



     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies.

Net income computed for this formula differs from net income reported by the Fund in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than the Fund's then current dividend rate.



     The Fund's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by the Fund, portfolio maturity and the Fund's expenses.



     Yield quotations should be considered relative to changes in the net asset value of the Fund's shares, the Fund's investment policies, and the risks of investing in shares of the Fund. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     To increase the Fund's yield the Adviser may, from time to time, absorb a certain amount of the future ordinary business expenses. The Adviser may stop absorbing these expenses at any time without prior notice.


     In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds, with the Consumer Price Index, the Dow Jones Industrial Average Index, NAREIT Equity REIT Index, Lehman Brothers REIT Index, Salomon Brothers High Grade Bond Index, Standard & Poor's, NASDAQ, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Forecaster, Stanger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC. For these purposes, the performance of the Fund, as well as the performance of other mutual funds or indices, do not reflect various charges, the inclusion of which would reduce Fund performance.



     The Fund may also utilize performance information in hypothetical illustrations provided in narrative form. These hypotheticals will be accompanied by the standard performance information required by the SEC as described above.


     The Trust's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust of the telephone number and address printed on the cover page of this Prospectus.

DESCRIPTION OF SHARES OF THE TRUST

     The Trust was originally organized as a Massachusetts business trust on June 3, 1985 and reorganized on September 16, 1995, under the laws of the state of Delaware as a business entity commonly known as "Delaware business trust." It is authorized to issue an unlimited number of shares of beneficial interest of $0.01 par value. Shares issued by the Trust are fully paid, non-assessable and have no preemptive or conversion rights.

     The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. More detailed information concerning the Trust if set forth in the Statement of Additional Information.

     The Trust's Declaration of Trust provides that no Trustee, officer or shareholder of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or liability of the Trust but the assets of the Trust only shall be liable.

ADDITIONAL INFORMATION


     This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

APPENDIX

DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE

     AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

     BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NONRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

STANDARD & POOR'S CORPORATION

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB -- B -- CCC -- CC -- C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PREFERRED STOCK RATINGS:

     Both Moody's and Standard & Poor's use the same designations for corporate bonds as they do for preferred stock, except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality distinctions are comparable to those described above for corporate bonds.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 772-8889
VAN KAMPEN AMERICAN CAPITAL
LIFE INVESTMENT TRUST
REAL ESTATE SECURITIES FUND

------------------
2800 Post Oak Blvd.
Houston, TX 77056

------------------
Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
ASSET MANAGEMENT, INC.
2800 Post Oak Blvd.
Houston, TX 77056
Investment Subadviser

HINES INTERESTS REALTY
ADVISORS LIMITED PARTNERSHIP
2800 Post Oak Blvd.
Houston, TX 77056
Distributor

VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181
Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Custodian

STATE STREET BANK AND
TRUST COMPANY
225 Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital Funds
Legal Counsel


SKADDEN, ARPS, SLATE,


MEAGHER & FLOM


333 West Wacker Drive


Chicago, IL 60606

Independent Accountants

PRICE WATERHOUSE LLP
1201 Louisiana, Suite 2900
Houston, TX 77002

                             LIFE INVESTMENT TRUST

                          REAL ESTATE SECURITIES FUND

--------------------------------------------------------------------------------

       P       R       O      S      P      E      C      T      U      S

                                 MARCH 6, 1996


            --- A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ---
                          VAN KAMPEN AMERICAN CAPITAL
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 6, 1996


               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

                              2800 POST OAK BLVD.
                              HOUSTON, TEXAS 77056
                                 (800) 421-5666


     Van Kampen American Capital Life Investment Trust, formerly known as American Capital Life Investment Trust (the "Trust"), is a diversified, open-end management investment company with nine separate Funds, one of which is discussed herein: Real Estate Securities Fund (the "Fund").


                             ---------------------


     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated March 6, 1996. A Prospectus may be obtained without charge by calling or writing Van Kampen American Capital Distributors, Inc. (the "Distributor") at One Parkview Plaza, Oakbrook Terrace, Illinois 60181 at (800) 225-2222.


                               TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       -----
GENERAL INFORMATION..................................................................    B-2
INVESTMENT OBJECTIVES AND POLICIES...................................................    B-2
INVESTMENT RESTRICTIONS..............................................................   B-10
TRUSTEES AND EXECUTIVE OFFICERS......................................................   B-13
INVESTMENT ADVISORY AGREEMENTS.......................................................   B-19
DISTRIBUTOR..........................................................................   B-20
PORTFOLIO TRANSACTIONS AND BROKERAGE.................................................   B-20
DETERMINATION OF NET ASSET VALUE.....................................................   B-21
PURCHASE AND REDEMPTION OF SHARES....................................................   B-21
DISTRIBUTIONS AND TAXES..............................................................   B-22
FUND PERFORMANCE.....................................................................   B-23
OTHER INFORMATION....................................................................   B-24
FINANCIAL STATEMENTS.................................................................   B-24

GENERAL INFORMATION

     The Trust was originally organized under the laws of the Commonwealth of Massachusetts on June 3, 1985 and reorganized under the laws of Delaware on September 16, 1995.


     Van Kampen American Capital Asset Management, Inc. (the "Adviser"), Van Kampen American Capital Distributors, Inc. (the "Distributor") and ACCESS Investor Services, Inc. ("ACCESS") are wholly owned subsidiaries of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are, Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of VKAC own, in the aggregate, not more than seven percent of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. Advantage Capital Corporation, a retail broker-dealer affiliate of the Distributor, is a wholly owned subsidiary of VK/AC Holding, Inc.



     As of February 16, 1996 no person was known by management to own beneficially or of record as much as five percent of the outstanding shares of any portfolio except as set forth below. The Fund offers to share only to separate accounts of various insurance companies. Those separate accounts have authority to vote shares from which they have not received instructions from the Contract Owner, but only in the same proportion with respect to "yes" votes, "no" votes or abstentions as is the case with respect to shares for which instructions were received.



                                                                     AMOUNT OF RECORD
                                                                         OWNERSHIP
                                                                      OF THE FUND AT
                 NAME AND ADDRESS OF RECORD HOLDER                   FEBRUARY 16, 1996          PERCENT
-------------------------------------------------------------------  -----------------     -----------------
Nationwide Life Insurance..........................................    1,016,429.850                  89.54%
  c/o IPO Portfolio Accounting
  P.O. Box 182029
  Columbus, Ohio 43218-2029


INVESTMENT OBJECTIVES AND POLICIES

     As its primary objective, the Fund seeks long-term growth of capital by investing principally in securities of companies operating in the real estate industry. Current income is a secondary consideration. The following disclosures supplement disclosures set forth in the Prospectus. Readers must refer also to the Prospectus for a complete presentation.

DEPOSITARY RECEIPTS

     The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     The Fund may engage in transactions in options, futures contracts and options on futures contracts. Set forth below is certain additional information regarding options, futures contracts and options on futures contracts. See Prospectus for further information.

SELLING CALL AND PUT OPTIONS

     Purpose. The principal reason for selling options is to obtain, through receipt of premiums, a greater current return or total return than would be realized on the underlying securities alone.

     Selling Options. The purchaser of a call option pays a premium to the seller (i.e., the writer) for the right to buy the underlying security from the writer at a specified price during a certain period. The Fund sells call options either on a covered basis or for cross hedging purposes. A call option is covered if, at all times during the option period, the Fund would own or have the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. An option is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a security which the Fund owns or has the right to acquire. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash, cash equivalents or high quality, liquid debt securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the seller (i.e., the writer) for the right to sell the underlying security to the writer at a specified price during a certain period. The Fund sells put options only on a secured basis, which means that, at all times during the option period, the Fund would maintain in a segregated account with its Custodian cash, cash equivalents or high quality, liquid debt securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a seller of a call or put option, the Fund could enter into a "closing purchase transaction," which is the purchase of a call (put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Fund. The Fund would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is less (greater) than the premium it received on the sale of the option. The Fund would also realize a gain if an option it has written lapses unexercised.

     The Fund could sell options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. The Fund could close out its position as seller of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, the Fund could purchase an offsetting option, which would not close out its position as a seller, but would provide an asset of equal value to its obligation under the option written. If the Fund is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so.

     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.

     Risks of Selling Options. By selling a call option, the Fund loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by selling a put option the Fund might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS

     The Fund could purchase call options to protect (i.e., hedge) against anticipated increases in the prices of securities it wishes to acquire. In addition, the Fund may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, the Fund could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, the Fund would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.

     Conversely, put options could be purchased to protect (i.e., hedge) against anticipated declines in the market value of either specific portfolio securities or of the Fund's assets generally. In addition, the Fund may purchase put options for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.

     In any case, the purchase of options for capital appreciation would increase the Fund's volatility by increasing the impact of changes in the market price of the underlying securities on the Fund's net asset value.

OPTIONS ON STOCK INDEXES

     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indexes are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges. The Fund may sell or purchase options which are listed on an exchange as well as options which are traded over-the-counter.

     Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES

     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the Exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

     Treasury Bills. Because the deliverable Treasury bill changes from week to week, sellers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian so that it will be treated as being covered.

     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Fund as a seller of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Fund will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Fund will no longer be covered, and the Fund will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Fund closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.

FOREIGN CURRENCY OPTIONS

     The Fund may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than five percent of the Fund's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Fund from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally. See "Investment Practices -- Using Options, Futures Contracts and Options on Futures Contracts" in the Prospectus.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS

     The Fund may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Fund is exempt from registration as a "commodity pool."

     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

     The Fund may also invest in foreign stock index futures traded outside the United States. Such foreign stock index futures include the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index"), Osaka Index of 50 Japanese stocks traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange and United States commodity exchanges may develop futures and futures options on other indices of foreign securities. Futures and options on United States devised index of foreign stocks are also being developed. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit with its Custodian in an account in the broker's name an amount of cash, cash equivalents or liquid high grade debt securities equal to a percentage (which will normally range between two and ten percent) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when the Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

     Futures Strategies. When the Fund anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Fund is not fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. The Fund may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's securities ("defensive hedge"). To the extent that the Fund's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to the Fund of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Fund with attendant transaction costs. Ordinarily commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of securities.

     In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, futures or related options, the Fund could experience delays and/or losses in liquidating open positions purchased and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser.

     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts as a hedging device. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities, currency or index the risk of market distortion, the illiquidity risk and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities, currency or index upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities, currency or index underlying the futures contract. Conversely, the Fund could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities, currency or index underlying the futures contract. It is also possible that the value of futures contracts held by the Fund could decline at the same time as portfolio securities being hedged; if this occurred, the Fund would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities, currency or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction judged over a very short time frame.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, the Fund would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Fund would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Adviser's ability correctly to predict the direction of movements in the market. For example, if the Fund hedges against a decline in the market, and market prices instead advance, the Fund will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Fund has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     CFTC regulations require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations) and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed five percent of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by the Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Custodian.

     Additional Risks to Options and Futures Transactions. Each of the United States exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be sold by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

     Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract. Option on futures contracts to be sold or purchased by the Fund will be traded on United States or foreign exchange or over-the-counter.

OPTIONS ON FUTURES CONTRACTS

     The Fund could also purchase and sell options on futures contracts. Options on futures contracts to be sold or purchased by the Fund will be traded on United States or foreign exchanges or over-the-counter. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, the Fund is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by the Fund are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund could purchase put options on futures contracts in lieu of, and for the same purposes as, the sale of a futures contract; at the same time, it could sell put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Fund. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Adviser will not purchase options on futures on any exchange unless, in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index or in the price of the underlying security, when the use of an option on a future would result in a loss to the Fund when the use of a future would not.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

FORWARD COMMITMENTS

     Relative to a Forward Commitment purchase, the Fund maintains a segregated account (which is marked to market daily) of cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities or currency subject to the Forward Commitment and the securities or currency held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Fund's net asset value.

     A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities or currency subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security or currency covered by the Forward Commitment or cash, cash equivalents, liquid high grade debt securities or U.S. Government securities (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale. See the Prospectus for further information.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with domestic or foreign banks or broker-dealers deemed to be creditworthy by the Adviser under guidelines approved by the Trustees. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are fully collateralized by the underlying debt securities and are considered to be loans under the Investment Company Act of 1940, as amended ("1940 Act"). The Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. See "Investment Practices -- Repurchase Agreements" in the Prospectus for further information.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions which may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. Such majority is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. The percentage limitations need only be met at the time the investment is made or after relevant action is taken. In addition to the fundamental investment restrictions set forth in the Prospectus, the Fund is subject to the restrictions set forth below.

The Fund shall not:

     1. Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

     2. With respect to 75% of its total assets, invest more than five percent of its assets in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than ten percent of the outstanding voting securities of any one issuer. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than ten percent of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds five percent of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.

     4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.

     5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Fund may hold and sell real estate acquired as a result of the ownership of its securities.

     6. Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Fund of a segregated account with its custodian or some other form of "cover."

     8. Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     9. Write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed ten percent of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed five percent of the fair market value of the Fund's total assets.

    10. The Fund may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Fund is subject to the following policies which may be amended by the Trust's Trustees and which apply at the time of purchase of portfolio securities.

     1. The Fund may not make investments for the purpose of exercising control or management although the Fund retains the right to vote securities held by it.

     2. The Fund may not purchase securities on margin but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

     3. The Fund may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     4. The Fund may not invest more than five percent of its net assets in warrants or rights valued at the lower of cost or market, nor more than two percent of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

     5. The Fund may not invest in securities of any company if any officer or Trustee of the Trust or of the Adviser owns more than one-half of one percent of the outstanding securities of such company, and such officers and Trustees who own more than one-half of one percent own in the aggregate more than five percent of the outstanding securities of such issuer.

     6. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Fund may acquire securities of public companies which themselves are engaged in such activities.

     7. The Fund may not invest more than five percent of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Trust's pro rata portion of the securities and other assets owned by any such company.

     8. The Fund may not purchase or otherwise acquire any security if, as a result, more than fifteen percent of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

     The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

TRUSTEES AND EXECUTIVE OFFICERS


     The Fund's Trustees and Executive Officers and their principal occupations for the past five years are listed below. For purposes hereof, the "Van Kampen American Capital Funds" refer to each of the open-end investment companies advised by the Adviser, excluding the Common Sense Trust and the American Capital Exchange Fund and Van Kampen American Capital Investment Advisory Corp. (the "VK Adviser"), excluding the Explorer Institutional Trust.



                                    TRUSTEES



                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
J. Miles Branagan.................. Co-founder, Chairman, Chief Executive Officer and
Strafford Hall                      President of MDT Corporation, a company which develops,
Suite 200                           manufactures, markets and services medical and scientific
1009 Slater Road                    equipment. A Trustee of each of the Van Kampen American
Harrisville, NC 27560               Capital Funds.
  Age: 63
Linda Hutton Heagy................. Managing Partner, Paul Ray Berndston, an executive
10 South Riverside Plaza            recruiting and management consulting firm. Formerly,
Suite 720                           Executive Vice President of ABN AMRO, N.A., a Dutch bank
Chicago, IL 60606                   holding company. Prior to 1992, Executive Vice President
  Age: 46                           of La Salle National Bank. A Trustee of each of the Van
                                    Kampen American Capital Funds.
Roger Hilsman...................... Professor of Government and International Affairs
251-1 Hamburg Cove                  Emeritus, Columbia University. A Trustee of each of the
Lyme, CT 06371                      Van Kampen American Capital Funds.
  Age: 76
R. Craig Kennedy................... President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.              United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036              Group Inc. Prior to 1992, President and Chief Executive
  Age: 44                           Officer, Director and member of the Investment Committee
                                    of the Joyce Foundation, a private foundation. A Trustee
                                    of each of the Van Kampen American Capital Funds.
Dennis J. McDonnell*............... President, Chief Operating Officer and a Director of the
One Parkview Plaza                  Adviser, the VK Adviser and Van Kampen American Capital
Oakbrook Terrace, IL 60181          Management, Inc. Executive Vice President and a Director
  Age: 53                           of VK/AC Holding, Inc. and Van Kampen American Capital,
                                    Inc. ("VKAC"). Chief Executive Officer of McCarthy,
                                    Crisanti & Maffei, Inc. Chairman and a Director of MCM
                                    Asia Pacific Company, Ltd. Executive Vice President and a
                                    Trustee of each of the Van Kampen American Capital Funds.
                                    President of the closed-end investment companies advised
                                    by the VK Adviser. Prior to December, 1991, Senior Vice
                                    President of Van Kampen Merritt Inc.
Donald C. Miller................... Prior to 1992, Director of Royal Group, Inc., a company
415 North Adams                     in insurance related businesses. Formerly Vice Chairman
Hinsdale, IL 60521                  and Director of Continental Illinois National Bank and
  Age: 75                           Trust Company of Chicago and Continental Illinois
                                    Corporation. A Trustee of each of the Van Kampen American
                                    Capital Funds and Chairman of such Funds advised by the
                                    VK Adviser.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
Jack E. Nelson..................... President of Nelson Investment Planning Services, Inc., a
423 Country Club Drive              financial planning company and registered investment
Winter Park, FL 32789               adviser. President of Nelson Investment Brokerage
  Age: 60                           Services Inc., a member of the National Association of
                                    Securities Dealers, Inc. ("NASD") and Securities
                                    Investors Protection Corp. A Trustee of each of the Van
                                    Kampen American Capital Funds.
Don G. Powell*..................... President, Chief Executive Officer and a Director of
2800 Post Oak Blvd.                 VK/AC Holding, Inc. and VKAC. Chairman, Chief Executive
Houston, TX 77056                   Officer and a Director of Van Kampen American Capital
  Age: 56                           Distributors, Inc. (the "Distributor"), the Adviser, the
                                    VK Adviser, Van Kampen American Capital Management, Inc.
                                    and Van Kampen American Capital Advisors, Inc. Chairman,
                                    President and a Director of Van Kampen American Capital
                                    Exchange Corporation, American Capital Contractual
                                    Services, Inc. and American Capital Shareholders Corpora-
                                    tion. Chairman and a Director of ACCESS Investor
                                    Services, Inc. ("ACCESS"), Van Kampen Merritt Equity
                                    Advisors Corp., Van Kampen Merritt Equity Holdings Corp.,
                                    and VCJ Inc., McCarthy, Crisanti & Maffei, Inc.,
                                    McCarthy, Crisanti & Maffei Acquisition, and Van Kampen
                                    American Capital Trust Company. Chairman, President and a
                                    Director of Van Kampen American Capital Services, Inc.
                                    President, Chief Executive Officer and a Trustee of each
                                    of the Van Kampen American Capital funds advised by the
                                    Adviser and the VK Adviser. Director, Trustee or Managing
                                    General Partner of other open-end investment companies
                                    and closed-end investment companies advised by the
                                    Adviser. Chairman of the Board of the closed-end
                                    investment companies advised by the VK Adviser.
Jerome L. Robinson................. President of Robinson Technical Products Corporation, a
115 River Road                      manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                 and equipment. Director of Pacesetter Software, a
  Age: 73                           software programming company specializing in white collar
                                    productivity. Director of Panasia Bank. A Trustee of each
                                    of the Van Kampen American Capital Funds.
Fernando Sisto..................... George M. Bond Chaired Professor and, prior to 1995, Dean
Stevens Institute                   of Graduate School and Chairman, Department of Mechanical
  of Technology                     Engineering, Stevens Institute of Technology. Director of
Castle Point Station                Dynalysis of Princeton, a firm engaged in engineering
Hoboken, NJ 07030                   research. A Trustee of each of the Van Kampen American
  Age: 71                           Capital Funds and Chairman of the Van Kampen American
                                    Capital Funds advised by the Adviser.
Wayne W. Whalen*................... Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive               & Flom, legal counsel to the Van Kampen American Capital
Chicago, IL 60606                   Funds. A Trustee of each of the Van Kampen American
  Age: 56                           Capital Funds. He also is a Trustee of the closed-end
                                    investment companies advised by the VK Adviser.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
William S. Woodside................ Vice Chairman of the Board of LSG Sky Chefs, Inc., a
712 Fifth Avenue                    caterer of airline food. Formerly, Director of Primerica
40th Floor                          Corporation (currently known as The Traveler's Inc.).
New York, NY 10019                  Formerly, Director of James River Corporation, a producer
  Age: 74                           of paper products. Trustee, and former President of
                                    Whitney Museum of American Art. Formerly, Chairman of
                                    Institute for Educational Leadership, Inc., Board of
                                    Visitors, Graduate School of The City University of New
                                    York, Academy of Political Science. Trustee of Committee
                                    for Economic Development. Director of Public Education
                                    Fund Network, Fund for New York City Public Education.
                                    Trustee of Barnard College. Member of Dean's Council,
                                    Harvard School of Public Health. Member of Mental Health
                                    Task Force, Carter Center. A Trustee of each of the Van
                                    Kampen American Capital Funds.



* Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Powell and McDonnell are interested persons of the Adviser and the Fund by reason of their position with the Adviser. Mr. Whalen is an interested person of the Adviser and the Fund by reason of his firm having acted as legal counsel to the Adviser and the Fund.



     Messrs. Powell and McDonnell own, or have the opportunity to purchase, an equity interest in VK/AC Holding, Inc., the parent company of VKAC and have entered into employment contracts (for a term of five years) with VKAC.



     The Fund's Officers other than Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at 2800 Post Oak Blvd., Houston, TX 77056. Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181.



                                    OFFICERS



                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
William N. Brown.........  Vice President              Executive Vice President of the Adviser,
  Age: 42                                              VK/AC Holding, Inc., VKAC, Van Kampen
                                                       American Capital Advisors, Inc., American
                                                       Capital Contractual Services, Inc., Van
                                                       Kampen American Capital Exchange
                                                       Corporation, ACCESS Investor Services,
                                                       Inc., and Van Kampen American Capital Trust
                                                       Company. Director of American Capital
                                                       Shareholders Corporation. Vice President of
                                                       each of the Van Kampen American Capital
                                                       Funds.
Peter W. Hegel...........  Vice President              Executive Vice President of the Adviser and
  Age: 39                                              the VK Adviser, Van Kampen American Capital
                                                       Advisors, Inc. Director of McCarthy,
                                                       Crisanti & Maffei, Inc. and McCarthy,
                                                       Crisanti & Maffei Acquisition Corporation.
                                                       Vice President of each of the Van Kampen
                                                       American Capital Funds. Vice President of
                                                       the closed-end funds advised by the VK
                                                       Adviser.
Curtis W. Morell.........  Vice President and Chief    Vice President and Chief Accounting Officer
  Age: 49                  Accounting Officer          of most of the investment companies advised
                                                       by the Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
Ronald A. Nyberg.........  Vice President and          Executive Vice President, General Counsel
  Age: 42                  Secretary                   and Secretary of Van Kampen American
                                                       Capital and VK/AC Holding, Inc. Executive
                                                       Vice President, General Counsel and a
                                                       Director of the Distributor. Executive Vice
                                                       President and General Counsel of the
                                                       Adviser and the VK Adviser, Van Kampen
                                                       American Capital Management, Inc., VSU Inc.
                                                       VCJ, Inc., Van Kampen Merritt Equity
                                                       Advisors Corp., and Van Kampen Merritt
                                                       Equity Holdings Corp. Executive Vice
                                                       President, General Counsel and Assistant
                                                       Secretary of Van Kampen American Capital
                                                       Advisors, Inc., American Capital
                                                       Contractual Services, Inc., Van Kampen
                                                       American Capital Exchange Corporation,
                                                       ACCESS Investor Services, Inc., American
                                                       Capital Shareholders Corporation, and Van
                                                       Kampen American Capital Trust Company.
                                                       General Counsel of McCarthy, Crisanti &
                                                       Maffei, Inc. and McCarthy, Crisanti &
                                                       Maffei Acquisition Corp. Vice President and
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds. Secretary of the
                                                       closed-end funds advised by the VK Adviser.
                                                       Director of ICI Mutual Insurance Co., a
                                                       provider of insurance to members of the
                                                       Investment Company Institute.
Robert C. Peck, Jr.......  Vice President              Executive Vice President and Director of
  Age: 49                                              the Adviser. Executive Vice President of
                                                       the VK Adviser. Vice President of each of
                                                       the Van Kampen American Capital Funds.
Alan T. Sachtleben.......  Vice President              Executive Vice President and a Director of
  Age: 53                                              the Adviser. Executive Vice President of
                                                       the VK Adviser. Vice President of each of
                                                       the Van Kampen American Capital Funds.
Paul R. Wolkenberg.......  Vice President              Executive Vice President of the Adviser.
  Age: 51                                              President, Chief Executive Officer and a
                                                       Director of Van Kampen American Capital
                                                       Trust Company and ACCESS. Vice President of
                                                       each of the Van Kampen American Capital
                                                       Funds.
Edward C. Wood III.......  Vice President and Chief    Senior Vice President of VK Adviser. Vice
  Age: 40                  Financial Officer           President and Chief Financial Officer of
                                                       each of the Van Kampen American Capital
                                                       Funds. Vice President, Treasurer and Chief
                                                       Financial Officer of the closed-end funds
                                                       advised by VK Adviser.
John L. Sullivan.........  Treasurer                   First Vice President of the Adviser and VK
  Age: 40                                              Adviser. Treasurer of each of the Van
                                                       Kampen American Capital Funds. Controller
                                                       of the closed-end funds advised by the VK
                                                       Adviser. Formerly Controller of open-end
                                                       funds advised by VK Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------
Tanya M. Loden...........  Controller                  Controller of most of the investment
  Age: 36                                              companies advised by the Adviser, formerly
                                                       Tax Manager/Assistant Controller.
Nicholas Dalmaso.........  Assistant Secretary         Assistant Vice President and Senior
  Age: 30                                              Attorney of VKAC. Assistant Vice President
                                                       and Assistant Secretary of the Distributor,
                                                       the Adviser, the VK Adviser, and Van Kampen
                                                       American Capital Management, Inc. Assistant
                                                       Vice President of Van Kampen American
                                                       Capital Advisors, Inc. Assistant Secretary
                                                       of each of the Van Kampen American Capital
                                                       Funds, Assistant Secretary of the
                                                       closed-end funds advised by the VK Adviser.
                                                       Prior to May 1992, attorney for Cantwell &
                                                       Cantwell, a Chicago law firm.
Huey P. Falgout, Jr......  Assistant Secretary         Assistant Vice President and Senior
  Age: 32                                              Attorney of VKAC. Assistant Vice President
                                                       and Assistant Secretary of the Distributor,
                                                       the Adviser, the VK Adviser, Van Kampen
                                                       American Capital Management, Inc., Van
                                                       Kampen American Capital Advisors, Inc.,
                                                       American Capital Contractual Services,
                                                       Inc., Van Kampen American Capital Exchange
                                                       Corporation, ACCESS, and American Capital
                                                       Shareholders Corporation. Assistant
                                                       Secretary of each of the Van Kampen
                                                       American Capital Funds.
Scott E. Martin..........  Assistant Secretary         Senior Vice President, Deputy General
  Age: 39                                              Counsel and Assistant Secretary of VKAC.
                                                       Senior Vice President, Deputy General
                                                       Counsel and Secretary of the Adviser, the
                                                       VK Adviser and the Distributor, Van Kampen
                                                       American Capital Management, Inc., Van
                                                       Kampen American Capital Advisers, Inc., VSM
                                                       Inc., VCJ Inc., American Capital
                                                       Contractual Services, Inc., Van Kampen
                                                       American Capital Exchange Corporation,
                                                       ACCESS Investor Services, Inc., Van Kampen
                                                       Merritt Equity Advisors Corp., Van Kampen
                                                       Merritt Equity Holdings Corp., American
                                                       Capital Shareholders Corporation. Secretary
                                                       and Deputy General Counsel of McCarthy,
                                                       Crisanti, & Maffei, Inc. and McCarthy,
                                                       Crisanti & Maffei Acquisition. Chief Legal
                                                       Officer of McCarthy, Crisanti & Maffei,
                                                       S.A. Assistant Secretary of each of the Van
                                                       Kampen American Capital Funds. Assistant
                                                       Secretary of the closed-end funds advised
                                                       by the VK Adviser.

                                 POSITIONS AND                    PRINCIPAL OCCUPATIONS
      NAME AND AGE             OFFICES WITH FUND                   DURING PAST 5 YEARS
-------------------------  --------------------------  -------------------------------------------


Weston B. Wetherell......  Assistant Secretary         Vice President, Associate General Counsel
  Age: 39                                              and Assistant Secretary of VKAC, the
                                                       Adviser, the VK Adviser and the
                                                       Distributor, Van Kampen American Capital
                                                       Management, Inc. Van Kampen American
                                                       Capital Advisors, Inc. Assistant Secretary
                                                       of each of the Van Kampen American Capital
                                                       Funds. Assistant Secretary of closed-end
                                                       funds advised by VK Adviser.
Perry Farrell............  Assistant Treasurer         Assistant Treasurer of each of the Van
  Age: 59                                              Kampen American Capital Funds.
Steven M. Hill...........  Assistant Treasurer         Assistant Vice President of the Adviser and
  Age: 31                                              VK Adviser. Assistant Treasurer of each of
                                                       the Van Kampen American Capital Funds.
                                                       Assistant Treasurer of the closed-end funds
                                                       advised by the VK Adviser.
Robert Sullivan..........  Assistant Controller        Assistant Controller of each of the Van
  Age: 62                                              Kampen American Capital Funds.



     Each of the foregoing trustees and officers holds the same position with each of 46 other Van Kampen American Capital mutual funds (the "Fund Complex"). Each trustee who is not an affiliated person of the Adviser, the Distributor or VKAC (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of his or her compensation and earn a return on such deferred amounts based upon the return of the common stock of the funds in the Fund Complex as more fully described below.



     The compensation of each Non-Affiliated Trustee includes a retainer by the mutual funds in the Fund Complex advised by the Adviser (the "AC Funds") in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. The annual retainer and the regular meeting fees are allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all of the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund participating in any special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings. The trustees have approved an aggregate compensation cap with respect to the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of mutual funds in the Fund Complex as of July 21, 1995 and certain other exceptions. In addition, the Adviser has agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such Fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



     Each Non-Affiliated Trustee can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund. Through the 1995 fiscal year of the Trust, the deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation. After March 19, 1996, it is anticipated that the return on the deferred compensation may be determined by reference to either the return on the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund.



     The Trust adopted a retirement plan on January 26, 1996. Under the retirement plan, a Non-Affiliated Trustee who is receiving trustee's fees from the Fund prior to such Non-Affiliated Trustee's retirement, has at least ten years of service and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement. Under certain conditions, reduced benefits are available for early retirement provided the trustee has served at least five years. As of the date hereof, the retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. The Adviser will reimburse each AC Fund for expenses related to the retirement plan through December 31, 1996.



     Additional information regarding compensation before deferral by the Funds and the other funds in the Fund complex is set forth in the table below.



                             COMPENSATION TABLE(1)



                                                                               PENSION OR                            TOTAL
                              AGGREGATE                                        RETIREMENT        ESTIMATED       COMPENSATION
                            COMPENSATION                                    BENEFITS ACCRUED       ANNUAL       FROM REGISTRANT
                           BEFORE DEFERRAL                  CUMULATIVE         AS PART OF         BENEFITS         AND FUND
                                FROM          DEFERRED       DEFERRED          REGISTRANT           UPON        COMPLEX PAID TO
          NAME(2)           REGISTRANT(3)     FEES(6)     COMPENSATION(6)     EXPENSES(4)       RETIREMENT(4)     TRUSTEE(5)
------------------------------------------    --------    --------------    ----------------    ------------    ---------------
J. Miles Branagan..........      $ 180          $-0-         $    -0-             $-0-              $-0-            $84,250
Dr. Richard E. Caruso......      $ -0-          $-0-         $    -0-             $-0-              $-0-            $57,250
Philip P. Gaughan..........      $ 150          $150         $ 158.88             $-0-              $-0-            $76,500
Linda H. Heagy.............      $ 210          $180         $ 190.64             $-0-              $-0-            $38,417
Dr. Roger Hilsman..........      $ 180          $-0-         $    -0-             $-0-              $-0-            $91,250
R. Craig Kennedy...........      $ 180          $180         $ 190.64             $-0-              $-0-            $92,625
Donald C. Miller...........      $ 150          $150         $ 158.88             $-0-              $-0-            $94,625
Jack E. Nelson.............      $ 180          $180         $ 190.64             $-0-              $-0-            $93,625
David Rees.................      $ 180          $-0-         $    -0-             $-0-              $-0-            $83,250
Jerome L. Robinson.........      $ 180          $180         $ 190.64             $-0-              $-0-            $89,375
Lawrence J. Sheehan........      $ 180          $-0-         $    -0-             $-0-              $-0-            $91,250
Dr. Fernando Sisto.........      $ 180          $-0-         $    -0-             $-0-              $-0-            $98,750
Wayne W. Whalen............      $ 180          $180         $ 190.64             $-0-              $-0-            $93,375
William S. Woodside........      $ 180          $-0-         $    -0-             $-0-              $-0-            $79,125


---------------


(1) The "Registrant" is the Trust, which currently consists of nine operating series. As indicated in the other explanatory notes, the amounts in the table relate to the applicable trustees during the Registrant's last fiscal year ended December 31, 1995 or the Fund Complex' last calendar year ended December 31, 1995.



(2) Messrs. Powell and McDonnell, trustees of the Trust, are affiliated persons of the Adviser and are not eligible for compensation or retirement benefits from the Registrant. Messrs. Gaughan, Kennedy, Miller, Nelson, Robinson and Whalen were elected by shareholders to the Board of Trustees on July 21, 1995. Ms. Heagy was appointed to the Board of Trustees on September 7, 1995. Mr. McDonnell was appointed to the Board of Trustees on January 29, 1996. Mr. Gaughan retired from the Board of Trustees on January 26, 1996. Messrs. Caruso, Rees and Sheehan were removed from the Board of Trustees effective September 7, 1995, January 29, 1996 and January 29, 1996, respectively.



(3) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each series in operation during the Registrant's fiscal year ended December 31, 1995. Amounts deferred, if any, by each trustee are set forth in a table below. Through the 1995 fiscal year of the Trust, the deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation. After March 19, 1996, its is anticipated that the return on the deferred compensation may be determined by reference to either the return on the common stock of the respective Fund or other mutual funds is the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation.



(4) The amounts shown in those columns are zero because the Trust did not adopt its retirement plan until after the end of its 1995 fiscal year. The retirement plan is described above the Compensation Table.



(5) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each of the 46 mutual funds in the Fund Complex as of December 31, 1995. The following trustees deferred compensation from the Registrant and the Fund Complex during the calendar year ended December 31, 1995; Dr. Caruso, $41,750; Mr. Gaughan, $57,750; Ms. Heagy, $8,750; Mr. Kennedy, $65,875; Mr. Miller, $65,875; Mr. Nelson, $65,075; Mr. Rees, $8,375; Mr. Robinson, $62,375; Dr. Sisto, $30,260; and
    Mr. Whalen, $65,625. Through the 1995 fiscal year of the Trust, the deferred compensation earned a rate of return determined by reference to the return earned on short-term investments owned by the respective Fund paying the Trustee the compensation. After March 19, 1996, it is anticipated that the return on the deferred compensation may be determined by reference to either the return of the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap commenced on July 22, 1995 and covered the period between July 22, 1995 and December 31, 1995. Compensation received prior to July 22, 1995 was not subject to the cap. For the calendar year ended December 31, 1995, while certain trustees received compensation over $84,000 in the aggregate, no trustee received compensation in excess of the pro rata amount of the Fund Complex cap for the period July 22, 1995 through December 31, 1995. In addition to the amounts set forth above, certain trustees received lump sum retirement benefit distributions not subject to the cap in 1995 related to three mutual funds that ceased investment operations during 1995 as follows: Mr. Gaughan, $22,136; Mr. Miller, $33,205; Mr. Nelson, $30,851; Mr. Robinson, $11,068; and Mr. Whalen, $27,332. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell, McDonnell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received Total Compensation of $268,857 during the calendar year ended December 31, 1995.



(6) Through the 1995 fiscal year of the Trust, deferred compensation earned a rate of return determined by reference to the return of the common stock of the respective Fund paying the Trustee the compensation. After March 19, 1996, it is anticipated that the return on deferred compensation may be determined by reference to either the return of the common stock of the respective Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in common stock of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation.



     The trustees and officers of the Trust, as a group, do not own any outstanding shares of the Trust because such shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). As of February 16, 1996, no trustee or officer of the Fund owns or would be able to acquire 5% or more of the common stock of VK/AC Holding, Inc.

INVESTMENT ADVISORY AGREEMENTS


     The Trust the Adviser are parties to an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Trust retains the Adviser to manage the investment of the Fund's assets and to place orders for the purchase and sale of the Fund's securities. The Adviser is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of the Fund's investment objectives. The Adviser also furnishes at no cost to the Trust (except as noted herein) the services of sufficient executive and clerical personnel for the Trust as are necessary to prepare registration statements, prospectuses, shareholder reports, and notices and proxy solicitation materials. In addition, the Adviser furnishes at no cost to the Trust the services of a President of the Trust, one or more Vice Presidents as needed, and a Secretary. Under the Advisory Agreement, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it a fee payable monthly computed on average daily net assets of the Fund at an annual rate of 1.00% of the average daily net assets of the Fund.


     The Adviser has entered into an investment sub-advisory agreement dated December 20, 1994 (the "Subadvisory Agreement"), with the Subadviser to assist it in performing its investment advisory functions. The Subadviser will be primarily responsible for the following areas: (i) providing regional economic analysis of the areas in which properties owned by real estate investment trusts are located; (ii) analyzing attractiveness of the property-type within the geographic region; (iii) evaluating and assessing real estate valuation and condition of property; (iv) evaluating property managers and sponsors of real estate investment trusts; and (v) continuously reviewing and monitoring the investments in the Fund's portfolio. For its services, the Subadviser receives from the Adviser a fee at the annual rate of 50% of the compensation received by the Adviser. The Adviser and Subadviser are hereinafter sometimes referred to as the "Advisers".

     Under the Advisory Agreement, the Trust bears the cost of its accounting services, which includes maintaining its financial books and records and calculating the daily net asset value of the Fund. The costs of such accounting services include the salaries and overhead expenses of a Treasurer or other principal financial officer and the personnel operating under his direction. Charges are allocated among the investment companies advised or subadvised by the Adviser. A portion of these amounts were paid to the Adviser or its parent in reimbursement of personnel, office space, facilities and equipment costs attributable to the provision of accounting services to the Trust. The services provided by the Adviser are at cost. The Trust also pays shareholder service agency fees, custodian fees, legal and auditing fees, the costs of reports to shareholders and all other ordinary expenses not specifically assumed by the Adviser. The Advisory Agreement also provides that the Adviser shall not be liable to the company for any actions or omissions if it acted without willful misfeasance, bad faith, negligence or reckless disregard of its obligations.

     The average net asset value of the Fund for purposes of computing the advisory fee is determined by taking the average of all of the determinations of net asset value for each business day during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of that month. The fee payable to the Adviser is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by the Adviser or any direct or indirect majority owned subsidiary of VKAC, in connection with the purchase and sale of portfolio investments of the Fund, less any direct expenses incurred by such subsidiary of VKAC in connection with obtaining such payments. The Adviser agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Fund's benefit, and to advise the Trustees of the Fund of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for the Adviser or any direct or indirect majority owned subsidiary of VKAC to receive in connection with the Trust's portfolio transactions or other arrangements which may benefit the Fund.

     The Advisory Agreement with respect to the Fund may be continued from year to year if specifically approved at least annually (a)(i) by the Trust's Trustees or (ii) by vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.

     During the period July 3, 1995 through December 31, 1995, the Adviser received $18,136 in advisory fees from the Fund. For such period, the Fund paid $3,153 for accounting services.


DISTRIBUTOR


     The Distributor acts as the principal underwriter of the shares of the Fund pursuant to a written agreement (the "Underwriting Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Trust's Trustees or by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Underwriting Agreement or interested persons of any party, by votes cast in person at a meeting called for that purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice.


     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising and any costs of qualification of shares for sales under state blue sky laws. The Trust pays all expenses attributable to the registrations of the Fund's shares under federal law, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is responsible for decisions to buy and sell securities for the Trust and for the placement of its portfolio business and the negotiation of the commissions, if any, paid on such transactions. It is the policy of the Adviser to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Except to the extent that the Trust may pay higher brokerage commissions for brokerage and research services (as described below) on a portion of its transactions executed on securities exchanges, the Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also provide research services to the Trust or the Adviser.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services, a commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     Pursuant to provisions of the Advisory Agreement, the Trust's Trustees have authorized the Adviser to cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for research services provided to the Adviser. The Adviser is of the opinion that the continued receipt of supplemental investment research services from dealers is essential to its provision of high quality portfolio management services to the Fund. The Adviser undertakes that such higher commissions will not be paid by the Trust unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion, (b) such payment is made in compliance with the provisions of Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of the Adviser, the total commissions paid by the Fund are reasonable in relation to the expected benefits to the

Trust over the long term. The investment advisory fee paid by the Trust under the Advisory Agreement is not reduced as a result of the Adviser's receipt of research services.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust and of the other Van Kampen American Capital mutual funds as a factor in the selection of dealers to execute portfolio transactions for the Fund.

     The Adviser places portfolio transactions for other advisory accounts including other investment companies. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Trust) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

     The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Trust and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Trust. In making such allocations among the Trust and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.


     Brokerage commissions paid by the Fund on portfolio transactions for the period July 3, 1995 through December 31, 1995 were $14,076. During that period, the Fund paid $12,934 in brokerage commissions on transactions totaling $12,477,745 to brokers selected primarily on the basis of research services provided to the Adviser.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is computed by dividing the value of all securities held by the Fund plus other assets, less liabilities, by the number of shares outstanding. This computation is made for the Fund as of the close of business each day the New York Stock Exchange is open (currently 4:00 p.m., New York time). The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place on all business days in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated and on which the Fund does not effect sales, redemptions and repurchases of its shares. There may be significant variations in the net asset value of Fund shares on days when net asset value is not calculated and on which shareholders cannot redeem on account of changes in prices of stocks traded in foreign stock markets.

PURCHASE AND REDEMPTION OF SHARES

     The purchase of shares of the Fund is currently limited to the Accounts as explained on the cover page and in the Prospectus. Such shares are sold and redeemed at their respective net asset values as described in the Prospectus.

     Redemptions are not made on days during which the New York Stock Exchange is closed, including those holidays listed under "Determination of Net Asset Value." The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the New York Stock Exchange is closed for other than customary weekends or holidays; (b) trading on the New York Stock Exchange is restricted; (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the Securities and Exchange Commission, by order, so permits.

DISTRIBUTIONS AND TAXES

     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, the Fund will not be subject to Federal income taxes on amounts paid by it as dividends and distributions to the Account. The Fund expects to be treated as a separate entity for purposes of determining Federal tax treatment. Accordingly, in order to qualify as a "regulated investment company" at the end of each quarter of its taxable year, at least 50% of the aggregate value of the Fund's net assets must consist of cash, cash items, government securities and other securities, limited with respect to each issuer at the time of purchase to not more than five percent of the Fund's total assets. Similar but slightly different investment requirements apply to the Fund because it provides benefits under variable life insurance policies. The Trust will endeavor to ensure that the Fund's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.

     The Fund is subject to a four percent excise tax to the extent it fails to distribute to its shareholders during any calendar year at least (1) 98% of its ordinary income for the twelve months ended December 31, plus (2) 98% of its capital gains net income for the twelve months ended October 31 of such year. The Fund intends to distribute sufficient amounts to avoid liability for the excise tax.

     The Fund may qualify and may make an election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a foreign tax credit by reason of the Fund's election under Section 853 of the Code subject to the certain limitations imposed by Section 904 of the Code. Also under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their Federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect to the shareholder's pro rata share of foreign taxes paid by the Fund. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income.

     Dividends and distributions declared to shareholders of record after September 30 of any year and paid before February 1 of the following year, are considered taxable income to shareholders on the record date even though paid in the next year.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these regulations are subject to change by legislative or administrative action.

     Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.

BACK-UP WITHHOLDING

     The Trust is required to withhold and remit to the United States Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Fund with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Fund that he has provided a correct taxpayer identification number and the he is not subject to withholding. (An individual's taxpayer identification number is his social security number.) The 31% "Back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

TAX TREATMENT OF OPTION AND FUTURES TRANSACTIONS

     The Code includes special rules applicable to the listed options, futures contracts, and options on futures contracts which the Fund, may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60 percent thereof and short-term capital gain or loss to the extent of 40 percent thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the mark-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by the Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. If over-the-counter call options written, or over-the-counter put options purchased, by the Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for over-the-counter puts or increased by the premium received for over-the-counter calls.

     Certain of the Fund's transactions in options, futures contracts, and options on futures contracts, particularly hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions are Section 1256 contracts is a "mixed straddle" under the Code if certain identification requirements are met.

     The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period and (iii) "short sale" rules which may terminate the holding period of securities owned by the Fund when offsetting positions are established and which may convert certain losses from short-term to long-term.

     The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections are also provided in the Code. No determination has been reached to make any of these elections.


FUND PERFORMANCE



     The Fund's overall total return, computed in the manner described in the Prospectus for the period from July 3, 1995 to December 31, 1995, was 8.35%. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices. Future results will be affected by changes in the general level of prices of securities available for purchase and sale by the Fund.

     From time to time VKAC will announce the results of monthly polls of U.S. investor intentions -- the Van Kampen American Capital Index of Investor Intentions and the Van Kampen American Capital Mutual Fund Index -- which polls measure how Americans plan to use their money.



     From time to time, in reports or other communications, or in advertising or sales materials, the Adviser may announce the results of actual tests performed by DALBAR Financial Securities, Inc., and independent research firm, as they relate to the level of services for mutual fund investors, and may refer to the Missouri Quality Award received by ACCESS, the Fund's transfer agent, in 1993. In addition, the Adviser may also refer to the Houston Awards for Quality, received by American Capital in 1994.



     From time to time, in reports or other communications, or in advertising or sales materials the Adviser may graphically illustrate the relative average annual returns of the following categories for the prior ten-year period:
Inflation, Short-Term Government Securities, Long-Term Government Securities, Equity REITs and Common Stocks.


OTHER INFORMATION

CUSTODY OF ASSETS -- All securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities.


SHAREHOLDER REPORTS -- Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders.



INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 1201 Louisiana, Houston, Texas 77002, the independent accountants for the Trust, performs an annual audit of the Trust's financial statements.



FINANCIAL STATEMENTS



     The attached financial statements are in the form in which they appear in the Annual Report to Shareholders including the related report of Independent Accountants.

 REAL ESTATE FUND                                    PORTFOLIO OF INVESTMENTS

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of Shares
 (000)     Description                                              Market Value
--------------------------------------------------------------------------------
           COMMON STOCK 88.1%
           APARTMENTS 17.1%
        11 Bay Apartment Communities, Inc........................    $  264,323
         7 Equity Residential Properties Trust...................       223,563
        12 Irvine Apartment Communities, Inc.....................       234,850
         9 Merry Land & Investment, Inc..........................       207,900
         7 Prime Residential, Inc................................       120,250
        11 Security Capital Pacific Trust........................       225,150
        13 United Dominion Realty Trust..........................       190,500
                                                                     ----------
                                                                      1,466,536
                                                                     ----------
           DIVERSIFIED 2.6%
         9 Colonial Properties Trust.............................       224,400
                                                                     ----------
           HEALTH CARE FACILITIES 7.9%
        11 American Health Properties............................       225,750
         7 Health Care Property Investors, Inc...................       249,388
         5 Nationwide Health Properties, Inc.....................       205,800
                                                                     ----------
                                                                        680,938
                                                                     ----------
           HOTELS 8.0%
         8 Felcor Suite Hotels, Inc..............................       210,900
        10 Patriot American Hospitality..........................       252,350
         8 Starwood Lodging Trust................................       226,100
                                                                     ----------
                                                                        689,350
                                                                     ----------
           MANUFACTURED HOME PARKS 2.7%
        10 ROC Communities, Inc..................................       235,200
                                                                     ----------
           OFFICE/INDUSTRIAL 26.6%
        11 Beacon Properties Corp................................       248,400
        12 Cali Realty Corp......................................       258,125
        10 Carr Realty Corp......................................       255,938
         8 Crescent Real Estate..................................       266,175
         9 Highwoods Properties, Inc.............................       251,425
        12 Liberty Property Trust................................       240,700
         9 Reckson Associates Realty Co..........................       264,375
        14 Security Capital Industrial Trust.....................       248,500
        10 Spieker Properties, Inc...............................       248,738
                                                                     ----------
                                                                      2,282,376
                                                                     ----------
           SELF-STORAGE 2.5%
        11 Public Storage, Inc...................................       216,600
                                                                     ----------

                                               See Notes to Financial Statements

 REAL ESTATE FUND                        PORTFOLIO OF INVESTMENTS (CONTINUED)

                               December 31, 1995

--------------------------------------------------------------------------------

 Number
 of
 Shares                                                                 Market
 (000)  Description                                                      Value
-------------------------------------------------------------------------------
        SHOPPING CENTERS 8.4%
     12 Bradley Real Estate, Inc.................................   $  168,750
      7 Federal Realty Investment Trust..........................      166,075
      7 Kimco Realty Corp........................................      192,113
      5 Vornado Realty Trust.....................................      191,250
                                                                    ----------
                                                                       718,188
                                                                    ----------
        SHOPPING MALLS 12.3%
     15 DeBartolo Realty Corp....................................      189,800
      9 JP Realty, Inc...........................................      196,875
     11 Macerich Co..............................................      226,000
     11 Rouse Co.................................................      215,975
      9 Simon Property Group, Inc................................      224,250
                                                                    ----------
                                                                     1,052,900
                                                                    ----------
        TOTAL COMMON STOCK (Cost $7,234,383).....................    7,566,488
                                                                    ----------
 Par
 Amount
 (000)
 ------
        REPURCHASE AGREEMENT 18.9%
 $1,620 Lehman Government Securities, Inc., dated 12/29/95,
        5.875%, due 1/02/96
        (Collateralized by U.S. Government obligations in a
        pooled cash account) repurchase proceeds $1,621,058 (Cost
        $1,620,000)..............................................   $1,620,000
                                                                    ----------
 TOTAL INVESTMENTS (Cost $8,854,383) 107.0%.......................   9,186,488
 OTHER ASSETS AND LIABILITIES (7.0%)..............................    (601,167)
                                                                    ----------
 NET ASSETS 100%..................................................  $8,585,321
                                                                    ----------

                                               See Notes to Financial Statements

 REAL ESTATE FUND_________________________STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $8,854,383)....................  $9,186,488
Cash..............................................................       7,367
Receivable for Fund shares sold...................................     245,466
Receivable for investments sold...................................     155,515
Interest and dividends receivable.................................      51,396
Other assets......................................................       8,447
                                                                    ----------
  Total Assets....................................................   9,654,679
                                                                    ----------
LIABILITIES
Payable for investments purchased.................................     914,414
Payable for options closed........................................     125,640
Deferred Trustees' compensation...................................       1,050
Due to shareholder service agent..................................         100
Accrued expenses..................................................      28,154
                                                                    ----------
  Total Liabilities...............................................   1,069,358
                                                                    ----------
NET ASSETS, equivalent to $10.74 per share........................  $8,585,321
                                                                    ----------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest, par value $.01 per share; unlimited
 shares authorized; 799,347 shares outstanding....................  $    7,993
Capital surplus...................................................   8,269,041
Accumulated net realized loss on securities.......................     (32,530)
Net unrealized appreciation of securities.........................     332,105
Undistributed net investment income...............................       8,712
                                                                    ----------
NET ASSETS........................................................  $8,585,321
                                                                    ----------


                                      F-3
                                               See Notes to Financial Statements

 REAL ESTATE FUND________________________________________FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                July 3, 1995*
                                      through
                            December 31, 1995
----------------------------------------------
INVESTMENT INCOME
Dividends.................           $ 99,314
Interest..................             14,118
                                     --------
  Investment income.......            113,432
                                     --------
EXPENSES
Management fees...........             18,136
Shareholder service
agent's expenses..........                307
Accounting services.......              3,153
Trustees' fees and
expenses..................              2,280
Audit fees................             20,403
Custodian fees............              3,000
Legal fees................                500
Reports to shareholders...                752
Registration and filing
fees......................              2,855
Miscellaneous.............              1,128
Expense reimbursement.....             (7,173)
                                     --------
  Total expenses..........             45,341
                                     --------
NET INVESTMENT INCOME.....             68,091
                                     --------
REALIZED AND UNREALIZED
GAIN (LOSS) ON SECURITIES
Net realized loss on
securities
 Investment...............            (32,460)
 Options..................                (70)
Net unrealized
appreciation of securities
during the period.........            332,105
                                     --------
NET REALIZED AND
 UNREALIZED GAIN ON
 SECURITIES...............            299,575
                                     --------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............           $367,666
                                     --------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 July 3, 1995*
                                                                       through
                                                             December 31, 1995
-------------------------------------------------------------------------------
NET ASSETS, beginning of period.............................        $      100
                                                                    ----------
OPERATIONS
 Net investment income......................................            68,091
 Net realized loss on securities............................           (32,530)
 Net unrealized appreciation of securities during the
 period.....................................................           332,105
                                                                    ----------
  Increase in net assets resulting from operations..........           367,666
                                                                    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME....           (60,786)
                                                                    ----------
CAPITAL TRANSACTIONS
 Proceeds from shares sold..................................        11,796,374
 Proceeds from shares issued for distributions reinvested...            60,786
 Cost of shares redeemed....................................        (3,578,819)
                                                                    ----------
  Increase in net assets from capital transactions..........         8,278,341
                                                                    ----------
INCREASE IN NET ASSETS......................................         8,585,221
                                                                    ----------
NET ASSETS, end of period (including undistributed net
investment income of $8,712)................................        $8,585,321
                                                                    ----------
CAPITAL SHARE TRANSACTIONS
Shares sold.................................................         1,140,133
Shares issued for distributions reinvested..................             5,789
Shares redeemed.............................................          (346,585)
                                                                    ----------
  Increase in capital shares outstanding....................           799,337
                                                                    ----------

*Commencement of operations

                                      F-4
                                               See Notes to Financial Statements

 REAL ESTATE FUND                                        FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated

--------------------------------------------------------------------------------

                                                              July 3, 1995(/1/)
                                                                        through
                                                         December 31, 1995(/2/)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period....................                 $10.00
                                                                         ------
INCOME FROM INVESTMENT OPERATIONS
 Investment income......................................                    .33
 Expenses...............................................                   (.15)
 Expense reimbursement (/3/)............................                    .02
                                                                         ------
Net investment income...................................                    .20
Net realized and unrealized gain on securities..........                  .6325
                                                                         ------
Total from investment operations........................                  .8325
                                                                         ------
LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME...........                 (.0925)
                                                                         ------
Net asset value, end of period..........................                 $10.74
                                                                         ------
TOTAL RETURN(/4/).......................................                   8.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)....................                   $8.6
Average net assets (millions)...........................                   $3.6
Ratios to average net assets (annualized) (/3/)
 Expenses...............................................                  2.50%
 Expenses, without expense reimbursement................                  2.90%
 Net investment income..................................                  3.75%
 Net investment income, without expense reimbursement...                  3.36%
Portfolio turnover rate.................................                    85%

(1) Commencement of operations.
(2) Based on average shares outstanding.
(3) See Note 2.
(4) Total return for a period less than one year is not annualized.

                                      F-5
                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS


-------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Life Investment Trust (the "Trust", formerly Amer-ican Capital Life Investment Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment com-pany comprised of eight Funds: Common Stock Fund ("Common Stock"), Domestic Strategic Income Fund ("Domestic Strategic"), Government Fund ("Government"), Money Market Fund ("Money Market"), Multiple Strategy Fund ("Multiple Strate-gy"), Emerging Growth Fund ("Emerging Growth"), Real Estate Fund ("Real Es-tate") and Global Equity Fund ("Global Equity"). Each Fund is accounted for as a separate entity.
  The goals of the Funds are as follows: Common Stock seeks capital apprecia-tion by investing principally in common stocks; Domestic Strategic seeks in-come as its primary objective and capital appreciation as a secondary objective; Government seeks high current return consistent with preservation of capital; Money Market seeks protection of capital and high current income by investing in short-term money market instruments; Multiple Strategy seeks a high total investment return consistent with prudent risk; Emerging Growth seeks capital appreciation by investing principally in common stocks of small and medium sized companies; Real Estate seeks long-term growth of capital by investing principally in securities of companies operating in the real estate industry; and Global Equity seeks long-term growth of capital through an in-ternationally diversified portfolio of equity securities of any nation, in-cluding the United States.
  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual amounts may differ from the estimates.

A. INVESTMENT VALUATIONS-Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed se-curities for which the last sale price is not available are valued at the most recent bid price.
  U.S. Agency and Government obligations and related forward commitments are valued at the last reported bid price. Listed options are valued at the last reported sale price on the exchange on which such option is traded, or, if no sale is reported, at the mean between the last reported bid and asked prices. Options and forward commitments for which market quotations are not readily available are valued at fair value under a method approved by the Board of Trustees.
  Private placements are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Private placements generally may be resold only in a privately negotiated transaction until they are regis-tered.
  Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term invest-ments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time, until maturity, the investments are valued at amortized cost. For Money Market, all investments are valued at amortized cost.
  Domestic Strategic's investments include lower rated and unrated debt secu-rities which may be more susceptible to a decline in value due to adverse eco-nomic conditions than other investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertain-ties exist as to an issuer's ability to meet principal and interest payments. Debt securities rated below investment grade and comparable unrated securities represented approximately 33% of Domestic Strategic's investment portfolio at the end of the period.
  Investments in foreign securities involve certain risks not ordinarily asso-ciated with investments in securities of domestic issuers, including fluctua-tions in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

B. FUTURES CONTRACTS, FORWARD COMMITMENTS AND OPTIONS-General--Transactions in futures contracts, forward commitments, and options are utilized in strategies to manage the market risk of a Fund's investments. The purchase of a futures contract, forward commitment, or call option (or the writing of a put option) increases the impact on net asset value of changes in the market price of in-vestments. Forward commitments have a risk of loss due to nonperformance of counterparties. There is a risk that the market movement of such instruments may not be in the direction forecasted. Note 3--Investment Activity contains additional information.
  Futures Contracts--Upon entering into futures contracts, a Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. A portion of these funds is held as collateral in an account in the name of the broker, the Fund's agent in ac-quiring the futures position. During the period the futures contract is open, changes in the value of the contract ("variation margin") are recognized by marking the contract to market on a daily basis. As unrealized gains or losses are incurred,

--------------------------------------------------------------------------------
variation margin payments are received from or made to the broker. Upon the closing or cash settlement of a contract, gains or losses are realized. The cost of securities acquired through delivery under a contract is adjusted by the unrealized gain or loss on the contract.
  Forward Commitments--A Fund trades certain securities under the terms of for-ward commitments whereby the settlement for payment and delivery occurs at a specified future date. Forward commitments are privately negotiated transac-tions between a Fund and dealers. Upon executing a forward commitment and during the period of obliga-tion, a Fund maintains collateral of cash or securities in a segregated account with its custodian in an amount sufficient to relieve the obligation. If the intent of a Fund is to accept delivery of a security traded under a forward purchase commitment, the commitment is recorded as a long-term purchase. For forward purchase commitments for which security settlement is not intended by a Fund, and for all forward sales commitments, changes in the value of the com-mitment are recognized by marking the commitment to market on a daily basis. During the period of obligation, a Fund may either resell or repurchase the forward commitment and enter into a new forward commitment, the effect of which is to extend the settlement date. In addition, a Fund may occasionally close such forward commitments prior to delivery. Gains and losses on investments are realized upon the ultimate closing or cash settlement of forward commitments.
  Options--Options purchased are recorded as investment, options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or realized as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

C. REPURCHASE AGREEMENTS-A repurchase agreement is a short-term investment in which a Fund acquires ownership of a debt security and the seller agrees to re-purchase the security at a future time and specified price. A Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily ag-gregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. A Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to main-tain the value of the underlying security at not less than the repurchase pro-ceeds due a Fund.

D. FOREIGN CURRENCY TRANSLATION-The market values of foreign securities, for-ward currency exchange contracts and other assets and liabilities stated in foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. The cost of securities is determined using his-torical exchange rates. Income and expenses are translated at prevailing ex-change rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency in-cludes the net realized amount from the sale of currency and the amount real-ized between trade date and settlement date on security transactions.

E. FORWARD CURRENCY EXCHANGE CONTRACTS-Global Equity enters into forward cur-rency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to settle transac-tions. A forward currency exchange contract is a commitment to buy or sell a foreign currency at a set price on a future date. Changes in the value of the contract are recognized by marking the contract to market on a daily basis. The Fund realizes gains or losses at the time the forward currency exchange con-tract is closed. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts, and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

F. FEDERAL INCOME TAXES-No provision for federal income taxes is required be-cause each of the Funds has elected to be qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualifi-cation by annually distributing all taxable net investment income and taxable net realized capital gains on investments to shareholders. It is anticipated that no distributions of net realized capital gains will be made until tax ba-sis capital loss carryforwards, if any, expire or are offset by net realized capital gains.

--------------------------------------------------------------------------------
  The following table presents the identified cost of investments at the end of the period for federal income tax purposes with the associated net unrealized appreciation and the net realized capital loss carryforward at December 31, 1995 with expiration dates.

                              Common    Domestic                   Money    Multiple   Emerging       Real     Global
                               Stock   Strategic  Government      Market    Strategy     Growth     Estate     Equity
---------------------------------------------------------------------------------------------------------------------
Identified cost......... $66,854,310 $25,601,004 $73,227,636 $21,612,759 $57,112,937 $2,017,998 $8,875,739 $2,309,755
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Gross unrealized
 appreciation........... $ 9,928,432 $ 1,746,960 $ 1,972,463          -- $ 6,303,781 $  295,831 $  356,534 $  180,032
Gross unrealized
 depreciation...........     753,880     246,473      23,950          --     388,954     51,166     45,785     89,710
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Net unrealized
 appreciation........... $ 9,174,552 $ 1,500,487 $ 1,948,513          -- $ 5,914,827 $  244,665 $  310,749 $   90,322
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Capital loss
 carryforward utilized
 during the period......          -- $   104,892 $ 1,385,949          --          --         --         --         --
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Net realized capital
 loss carryforward......          -- $ 2,020,640 $13,105,418 $     2,059          -- $   36,712 $   10,729 $    6,043
                         ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
Expiration dates of
capital loss
carryforward............          --   1998-2002   1996-2002   2002-2003          --       2003       2003       2003

  The net capital loss carryforwards at the end of the period may be utilized to offset any future capital gains until expiration.
  Additionally, $20,791 and $445 of post October losses for Emerging Growth and Real Estate, respectively, are deferred for federal income tax purposes to the 1996 fiscal year.

G. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME-Investment transac-tions are accounted for on the trade date. Realized gains and losses on invest-ments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date or when information becomes available, which-ever is later. Interest income is accrued daily. Issuers of Payment-in-Kind se-curities may make dividend or interest payments by issuing additional stocks or bonds in lieu of cash payments.
  Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and realized gains generated from foreign investments. Such withholding taxes are reflected on the Statement of Operations as a reduction of the related income or gain.

H. DIVIDENDS AND DISTRIBUTIONS-Government and Money Market declare dividends from net investment income on each business day. Domestic Strategic, Common Stock, Multiple Strategy, Emerging Growth, Real Estate and Global Equity declare dividends and distributions annually. Government declares distributions from short-term capital gains, if any, monthly. Dividends and distributions are recorded on the record date.
  Each of the Funds distributes tax basis earnings in accordance with the mini-mum distribution requirements of the Internal Revenue Code, which may differ from generally accepted accounting principles. Such dividends or distributions may exceed financial statement earnings.

I. DEBT DISCOUNT AND PREMIUM-The Trust accounts for discounts and premiums on the same basis as used for federal income tax reporting. Accordingly, original issue discounts on debt securities purchased are amortized over the life of the security. Premiums on debt securities are not amortized. Market discounts are recognized at the time of sale as realized gains for book purposes and ordinary income for tax purposes.

J. PRIVATE PLACEMENTS-A Fund may own securities purchased in private placement transactions, which have not been registered under the Securities Act of 1933. Such securities generally may be resold only in a privately negotiated transac-tion with a limited number of purchasers or in a public offering after they have been registered under the Securities Act of 1933. The issuers of privately placed debt securities held by a Fund generally have agreed to register the se-curities within specified time periods or increase the interest paid on such securities.

NOTE 2--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Trust. Management fees are paid monthly, based on the average daily net assets of the Funds (Common Stock, Do-mestic Strategic, Government, Money Market and Multiple Strategy) at an annual rate of .50% of the first $500 million, .45% of the next $500 million and .40% of the amount in excess of $1 billion. The resulting fee is prorated to each Fund (Common Stock, Domestic Strategic, Government, Money Market and Multiple Strategy) based on its average daily net assets. The Adviser

--------------------------------------------------------------------------------
has volunteered to reimburse each of these Funds for all ordinary business ex-penses, exclusive of taxes and interest, in excess of .60% of the average daily net assets. For the period, such voluntary expense reimbursements were:

      Common Stock...................................................... $56,680
      Domestic Strategic................................................  86,887
      Government........................................................  77,421
      Money Market......................................................  80,637
      Multiple Strategy.................................................  85,602

  Under the terms of the advisory agreement, if the total ordinary business ex-penses, exclusive of taxes, distribution fees and interest, exceed .95% of av-erage daily net assets, the Adviser will reimburse the Funds (Common Stock, Domestic Strategic, Government, Money Market and Multiple Strategy) for the amount of the excess. The contractual expense reimbursement shall be made monthly. For the period, none of the above Funds had contractual expense reim-bursements.
  For Emerging Growth, management fees are paid monthly, based on the average daily net assets at an annual rate of .70%.
  For Real Estate, the Adviser has entered into a subadvisory agreement with Hines Interest Realty Advisors Limited Partnership ("Subadviser--Real Estate"), who provides advisory services to Real Estate and the Adviser with respect to Real Estate's investments in real estate. Management fees are calculated month-ly, based on the average daily net assets of Real Estate at the annual rate of 1.00%. The Adviser pays 50% of its management fee to the Subadviser--Real Es-tate.
  For Global Equity, the Adviser has entered into a subadvisory agreement with John Govett & Co., Limited ("Subadviser--Global Equity), who provides advisory services to Global Equity and the Adviser with respect to Global Equity's in-vestments in foreign securities. Management fees are calculated monthly, based on the average daily net assets of Global Equity at the annual rate of 1.00%. The Adviser pays 50% of its management fee to the Subadviser--Global Equity.
  Under the terms of the advisory agreements, if the total ordinary business expenses of the Funds (Emerging Growth, Real Estate and Global Equity), exclu-sive of taxes, interest and other extraordinary expenses, exceed the most re-strictive expense limitation applicable in the states where the Funds' shares are qualified for sale, the Adviser will reimburse the Funds for the excess. Such reimbursement shall be made monthly. The most restrictive expense limita-tion in effect was California's which aggregated 2 1/2% of the first $30 mil-lion of average daily net assets, 2% of the next $70 million of average daily net assets and 1 1/2% of the average daily net assets in excess of $100 milllion. For the period, $19,858 for Emerging Growth, $7,173 for Real Estate, and $43,031 for Global Equity was reimbursed due to the expense limitation.
  As of January 1, 1996, the Adviser has volunteered to reimburse for all ex-penses in excess of .85% for Emerging Growth, 1.10% for Real Estate, and 1.20% for Global Equity, each of the Fund's average daily net assets.
  Other transactions with affiliates during the period were as follows:

                                Common  Domestic              Money Multiple Emerging   Real Global
                                 Stock Strategic Government  Market Strategy   Growth Estate Equity
     ----------------------------------------------------------------------------------------------
      Accounting officers..... $ 7,336   $ 6,696    $ 7,274 $ 6,664  $ 7,182   $1,357 $1,370    -0-
      Shareholder service
      agent's fees............  15,514    15,514     15,514  15,514   15,514      -0-    -0-    -0-
      Legal fees..............   3,614     3,766      3,546   3,708    3,980      250    500    500

  Accounting services include the salaries and overhead expenses of the Trust's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. These charges include the employee costs attributable to the accounting officers of the Trust. A por-tion of the accounting services expense was paid to the Adviser in reimburse-ment of personnel, facilities and equipment costs attributable to the provision of accounting services. The services provided by the Adviser are at cost.
  ACCESS Investor Services, Inc., an affiliate of the Adviser, serves as the Trust's shareholder service agent. These services are provided at cost plus a profit. Legal fees during the period were for services rendered by former coun-sel of the Trust, O'Melveny & Myers. A former trustee was of counsel to that firm. Certain officers and trustees of the Trust are officers and trustees of the Adviser and the shareholder service agent.

--------------------------------------------------------------------------------

NOTE 3--INVESTMENT ACTIVITY
During the period, the cost of purchases and proceeds from sales of invest-ments, excluding short-term investments and forward commitments, were:

                                     Common    Domestic                 Multiple   Emerging       Real     Global
                                      Stock   Strategic   Government    Strategy     Growth     Estate     Equity
     ----------------------------------------------------------------------------------------------------------
      Purchases............... $ 98,217,059 $17,345,053 $106,514,498 $65,674,248 $2,586,768 $9,986,356 $2,994,454
      Sales...................  109,821,318  14,448,328  117,494,867  77,631,643    511,267  2,719,513    758,759

  Money Market held only short-term investments.
  At the end of the period, Government held the following forward purchase com-mitments settling in January 1996 for which delivery is not intended and long U.S. Treasury futures contracts expiring in March 1996.

  FORWARD PURCHASE COMMITMENTS:

      Par                                                           Unrealized
      Amount                                                      Appreciation
      (000)  Security                           Market Value    (Depreciation)
     --------------------------------------------------------------------------
                   Federal Home Loan Mortgage
      $1,500 Corp., 8.00%, short.............      $(1,553,445)       $(23,914)
                                                   -----------        --------
                   Federal Home Loan Mortgage
       1,000 Corp., 7.00%, long..............        1,008,750          16,563
                 Government National Mortgage
       4,000 Association, 7.50%, long........        4,112,520          68,457
                                                   -----------        --------
                                                     5,121,270          85,020
                                                   -----------        --------
                                                   $ 3,567,825        $ 61,106
                                                   -----------        --------

  FUTURES CONTRACTS:

      Number of                                                       Unrealized
      Contracts Description                           Market Value  Appreciation
     ---------------------------------------------------------------------------
       60       U.S. Treasury Bonds................     $ 7,288,125     $178,120
       20       U.S. Treasury Notes (five year)....       2,208,125       25,686
       95       U.S. Treasury Notes (ten year).....      10,886,406      141,461
                                                        -----------     --------
                                                        $20,382,656     $345,267
                                                        -----------     --------

  During the period, Real Estate and Global Equity had the following option activity on S&P 500 index futures:

                                           Real Estate         Global Equity
                                        -------------------  ------------------
                                        Number of            Number of
                                        Contracts   Premium  Contracts  Premium
     ---------------------------------------------------------------------------
      Options open at beginning of the
      period..........................          0        $0          0       $0
      Options written.................        120   149,875         80   95,917
      Options closed..................        (60)  (47,938)       (40) (53,958)
      Options expired.................        (60) (101,937)       (40) (41,959)
                                              ---  --------        ---  -------
        Options open at the end of the
      period..........................          0        $0          0       $0
                                              ---  --------        ---  -------

  At the end of the period Global Equity held the following forward currency exchange contracts:

                                                            U.S.     Unrealized
                                             Settlement   Dollar   Appreciation
      Currency                                     Date    Value (Depreciation)
     ---------------------------------------------------------------------------
      JAPANESE YEN
      9,892,000 (payable)...................   09/24/96 $ 99,256        $   745
      9,629,000 (payable)...................   11/13/96   97,207          2,793
      9,574,000 (payable)...................   11/13/96   96,652          3,348
      9,486,000 (payable)...................   11/13/96   95,763          4,237
                                                        --------        -------
                                                         388,878         11,123
                                                        --------        -------
      SWEDISH KRONA
        343,400 (payable)...................   11/13/96   50,561           (561)
                                                        --------        -------
       Total forward currency exchange contracts....... $439,439        $10,562
                                                        --------        -------

--------------------------------------------------------------------------------

NOTE 4--TRUSTEE COMPENSATION
Trustees who are not affiliated with the Adviser are compensated by the Trust at the annual rate of $3,342 plus a fee of $96 per day for the Board and Com-mittee meetings attended. The Trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded, and obligations under the Plan will be paid solely out of each Fund's general accounts. Funds for the payment of obligations under the Plan will not be reserved or set aside by any form of trust or escrow. Each Trustee covered under the Plan elects to be cred-ited with an earnings component on amounts deferred equal to the income earned by each Fund on its short-term investments or equal to the total return of each Fund.
  Trustees' fees for the period were:

                                Common  Domestic              Money Multiple Emerging   Real Global
                                 Stock Strategic Government  Market Strategy   Growth Estate Equity
     ----------------------------------------------------------------------------------------------
      Trustee fees............ $10,917   $10,601    $11,182 $10,192  $11,676   $2,280 $2,280 $2,280

NOTE 5--FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Trust to a Delaware Business Trust and the election of additional trustees. On September 16, 1995, the reorganization became effective.

NOTE 6--SUBSEQUENT EVENT
Effective March 6, 1996, the Trust will make the following name changes to three of the Funds: Common Stock to Enterprise, Domestic Strategic Income to Domestic Income, and Multiple Strategy to Asset Allocation.

                       REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Common Stock Fund, Domestic Strategic Income Fund, Government Fund, Money Market Fund, Multiple Strategy Fund, Real Estate Fund, Emerging Growth Fund and Global Equity Fund (constituting Van Kampen American Capital Life Investment Trust, hereafter referred to as the "Trust") at December 31, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Houston, Texas
February 21, 1996

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements


                                                                          INCLUDED IN PART B FOR
                                                                           ASSET ALLOCATION FUND
                                                                              ENTERPRISE FUND
                                                                           DOMESTIC INCOME FUND
                                                                              GOVERNMENT FUND
                                                                             MONEY MARKET FUND
                                                                        ---------------------------
Portfolio of Investments
  December 31, 1995                                                                   X
Statement of Assets and Liabilities
  December 31, 1995                                                                   X
Statement of Operations
  Year ended December 31, 1995                                                        X
Statement of Changes in Net Assets
  Year ended December 31, 1995                                                        X
  Year ended December 31, 1994                                                        X
Notes to Financial Statements                                                         X
Financial Highlights                                                                  X
Report of Independent Accountants                                                     X



                                                                          INCLUDED IN PART B FOR
                                                                           EMERGING GROWTH FUND
                                                                            GLOBAL EQUITY FUND
                                                                        REAL ESTATE SECURITIES FUND
                                                                        ---------------------------
Portfolio of Investments
  December 31, 1995                                                                   X
Statement of Assets and Liabilities
  December 31, 1995                                                                   X
Statement of Operations
  Period ended December 31, 1995                                                      X
Statement of Changes in Net Assets
  Period ended December 31, 1995                                                      X
Notes to Financial Statements                                                         X
Financial Highlights                                                                  X
Report of Independent Accountants                                                     X


All schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable, and, therefore, have been omitted.

     (b) Exhibits


         1           -- First Amended and Restated Agreement and Declaration of Trust -- Note
                        6.
         1.2         -- Certificate of Amendment -- Note 6.
         1.3         -- Certificate of Designation of Enterprise Fund (formerly Common Stock
                        Fund) -- Note 6.
         1.4         -- Certificate of Designation of Domestic Income Fund (formerly Domestic
                        Strategic Income Fund) -- Note 6.
         1.5         -- Certificate of Designation of Emerging Growth Fund -- Note 6.
         1.6         -- Certificate of Designation of Global Equity Fund -- Note 6.

         1.7         -- Certificate of Designation of Government Fund -- Note 6.
         1.8         -- Certificate of Designation of Money Market Fund -- Note 6.
         1.9         -- Certificate of Designation of Asset Allocation Fund (formerly
                        Multiple Strategy Fund) -- Note 6.
         1.10        -- Certificate of Designation of Real Estate Securities Fund -- Note 6.
         1.11        -- Form of Certificate of Designation of Growth and Income Fund -- Note
                        6.
         1.12        -- Form of Amended and Restated Certificate of Designation of Asset
                        Allocation Fund -- Note 6.
         1.13        -- Form of Amended and Restated Certificate of Designation of Domestic
                        Income Fund -- Note 6.
         1.14        -- Form of Amended and Restated Certificate of Designation of Enterprise
                        Fund -- Note 6.
         2           -- Amended and Restated Bylaws -- Note 6.
         4           -- Not Applicable.
         5.1         -- Investment Advisory Agreement for Asset Allocation Fund, Domestic
                        Income Fund, Enterprise Fund, Government Fund and Money Market
                        Fund -- Note 6.
         5.2         -- Investment Advisory Agreement for Emerging Growth Fund -- Note 6.
         5.3         -- Investment Advisory Agreement for Global Equity Fund -- Note 6.
         5.4         -- Investment Sub-Advisory Agreement for Global Equity Fund.
         5.5         -- Investment Advisory Agreement for Real Estate Securities Fund -- Note
                        6.
         5.6         -- Investment Sub-Advisory Agreement for Real Estate Securities
                        Fund -- Note 6.
         5.7         -- Form of Investment Advisory Agreement for Growth and Income
                        Fund -- Note 6.
         6.1         -- Underwriting Agreement -- Note 6.
         6.2         -- Form of Addendum to Underwriting Agreement for Growth and Income
                        Fund -- Note 6.
         8.1         -- Custodian Agreement between Registrant and State Street Bank and
                        Trust Company -- Note 1.
         8.2         -- Transfer Agency and Servicing Agreement -- Note 6.
         9           -- Data Access Services Agreement dated December 2, 1993 -- Note 4.
        10           -- Inapplicable for this filing.
        11           -- Consent of Independent Accountants.
        13           -- Investment Letter dated October 7, 1987 -- Note 2.
        13.1         -- Investment Letter dated July 3, 1995 for the Emerging Growth Fund,
                        Global Equity Fund and Real Estate Securities Fund.
        15.2         -- Copy of Servicing Agreement -- Note 3.
        16           -- Computation Measure for Performance Information.
        17.1         -- List of certain investment companies in response to Item 29(a).
        17.2         -- List of officers and directors of Van Kampen American Capital
                        Distributors, Inc. in response to Item 29(b).
        19.1         -- Powers of Attorney for Messrs. Branagan, Hilsman, Powell, Rees,
                        Sheehan, Sisto and Woodside -- Note 5.
        19.2         -- Powers of Attorney for Messrs. Gaughan, Kennedy, Miller, Nelson,
                        Robinson and Whalen -- Note 5.
        27           -- Financial Data Schedules.

---------------


Note 1  -- Custodian Contract dated December 2, 1993 incorporated herein by reference
           (Exhibit 8 to Form N-1A of Van Kampen American Capital Global Managed Assets Fund,
           Registration No. 33-74024 Post-Effective Amendment No. 2, filed May 6, 1994.
Note 2  -- Included in Pre-Effective Amendment No. 3 to Registrant's Registration Statement
           on Form N-1A (File No. 33-628) filed on or about April 11, 1986.
Note 3  -- Included in Post-Effective Amendment No. 3 to Registrant's Registration Statement
           on Form N-1A (File No. 33-628) filed on or about May 4, 1987.
Note 4  -- Data Access Services Agreement dated December 2, 1993 incorporated herein by reference (Exhibit 9.2 to Form N-1A of Van Kampen American Capital Utilities
           Income Fund, Registration No. 33-68452, Post-Effective Amendment No. 1 filed on
           May 19, 1994).
Note 5  -- Included in Registrant's Registration Statement on Form N-1A (File No. 33-628)
           filed on or about September 16, 1995.
Note 6  -- Included in Registrant's Registration Statement on Form N-1A (Filed No. 33-628)
           filed on December 22, 1995.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


                            AS OF FEBRUARY 16, 1996



                                                                   NUMBER OF RECORD
                               TITLE OF CLASS                          HOLDERS
            -----------------------------------------------------  ----------------
            Money Market Fund                                              5
            Enterprise Fund                                                6
            Domestic Income Fund                                           4
            Asset Allocation Fund                                          3
            Government Fund                                                3
            Emerging Growth Fund                                           3
            Global Equity Fund                                             3
            Real Estate Securities Fund                                   12
            Growth and Income Fund                                         0


ITEM 27. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8; Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectus and "Trustees and Executive Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter is Van Kampen American Capital Distributors, Inc., which acts as principal underwriter for certain investment companies and unit investment trusts set forth in Exhibit 17.1 incorporated by reference herein.

     (b) Van Kampen American Capital Distributors, Inc. is an affiliated person of an affiliated person of Registrant and is the only principal underwriter for Registrant. The name, principal business address and positions and offices with Van Kampen American Capital Distributors, Inc. of each of the directors and officers thereof are set forth in Exhibit 17.2. Except as disclosed under the heading, "Trustees and Executive Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.



     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at One Parkway Plaza, Oakbrook Terrace, Illinois 60181, ACCESS Investor Services, Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA; (ii) by the Adviser, will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


ITEM 31. MANAGEMENT SERVICES.

     There are no management related services contracts not discussed in Part A.

ITEM 32. UNDERTAKINGS.

     Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


     Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, and State of Texas, on the 6th day of March, 1996.


                                VAN KAMPEN AMERICAN CAPITAL LIFE
                                  INVESTMENT TRUST

                                By            /s/  DON G. POWELL
                                  ----------------------------------------------
                                            (Don G. Powell, President)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on March 6, 1996:


Principal Executive Officer:


              /s/  *DON G. POWELL               President and Trustee
           --------------------------------
                 (Don G. Powell)

Principal Financial Officer and Accounting
Officer:
             /s/  CURTIS W. MORELL              Vice President and Chief
           --------------------------------       Accounting Officer
                (Curtis W. Morell)

Trustees:
            /s/  *J. MILES BRANAGAN             Trustee
           --------------------------------
                (J. Miles Branagan)
                                                Trustee

           --------------------------------
                (Linda Hutton Heagy)


              /s/  *ROGER HILSMAN               Trustee
           --------------------------------
                 (Roger Hilsman)


             /s/  *R. CRAIG KENNEDY             Trustee
           --------------------------------
                 (R. Craig Kennedy)


              /s/  *DONALD C. MILLER            Trustee
           --------------------------------
                 (Donald C. Miller)


              /s/  *JACK E. NELSON              Trustee
           --------------------------------
                  (Jack E. Nelson)

                                                Trustee
           --------------------------------
                 (Dennis McDonnell)


             /s/  *JEROME L. ROBINSON           Trustee
           --------------------------------
                 (Jerome L. Robinson)


              /s/  *FERNANDO SISTO              Trustee
           --------------------------------
                  (Fernando Sisto)


              /s/  *WAYNE W. WHALEN             Trustee
           --------------------------------
                  (Wayne W. Whalen)


            /s/  *WILLIAM S. WOODSIDE           Trustee
           --------------------------------
                (William S. Woodside)


                                                    /s/  RONALD A. NYBERG
                                                   -----------------------------
                                                         Ronald A. Nyberg
                                                         Attorney-in-Fact

* Signed pursuant to a Power-of-Attorney.

               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

                         INDEX TO EXHIBITS TO FORM N-1A
                             REGISTRATION STATEMENT


EXHIBIT
 NO.                                       DESCRIPTION OF EXHIBIT
-----       ------------------------------------------------------------------------------------
5.4      -- Investment Sub-Advisory Agreement for Global Equity Fund.
11       -- Consent of Independent Accountants.
13.1     -- Investment letter dated July 3, 1995 for the Emerging Growth Fund, Global Equity
             Fund and Real Estate Securities Fund.
16       -- Computation Measure for Performance Information.
17.1     -- List of certain investment companies in response to Item 29(a).
17.2     -- List of officers and directors of Van Kampen American Capital Distributors, Inc. in
             response to Item 29(b).
27       -- Financial Data Schedules.